     As filed with the Securities and Exchange Commission on April 16, 2009


                                                     Registration No. 333-130068
                                                                      811-21397

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 4                    ( X )


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 19                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                             Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                               Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)


                                    Copy to:


Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and Chief Insurance Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, D.C.  20007-5208                     51 Madison Avenue
                                                 New York, New York  10010



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2009
                                       FOR
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Prospectus describes the individual single premium New York Life Longevity Benefit Variable Annuity policy issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed this policy to assist individuals with their long-term retirement planning or other long-term needs. You can use this policy with retirement plans that do or do not qualify for special federal income tax treatment. The policy offers access to your money through partial withdrawals (some withdrawals may be subject to limitations, surrender charges and/or tax penalties), a choice of when Income Payments will commence, a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced, and a guaranteed Longevity Benefit if the policy is in force and the Annuitant is living on the Longevity Commencement Date, and the premium payment has been made. Please be aware that as of the date of this Prospectus, the New York Life Longevity Benefit Variable Annuity is available only for Non-Qualified and Roth IRA Policies. Please consult with your Registered Representative to determine when Qualified Policies will become available.

     The New York Life Longevity Benefit Variable Annuity policy differs from many other variable annuity policies in that in addition to the Longevity Benefit discussed above, NYLIAC will apply a Credit to your premium payment (see "CREDIT") and the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payment made under the policy (excluding any premium allocated to the Fixed Account that is not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. Fees and charges for a policy with a Credit and a Longevity Benefit may be higher than those for other policies and, over time, the amount of the Credit and the Longevity Benefit may be more than offset by those higher charges.

     Your premium payment accumulates on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can allocate your premium payment to one or more of the following investment choices: a Fixed Account, one of Our Dollar Cost Averaging programs, and the Investment Divisions listed below.


-     MainStay VP Balanced--Service Class
-     MainStay VP Bond--Service Class
-     MainStay VP Capital Appreciation--Service Class
-     MainStay VP Cash Management
-     MainStay VP Common Stock--Service Class
-     MainStay VP Conservative Allocation--Service Class
-     MainStay VP Convertible--Service Class
-     MainStay VP Developing Growth--Service Class
-     MainStay VP Floating Rate--Service Class
-     MainStay VP Government--Service Class
-     MainStay VP Growth Allocation--Service Class
-     MainStay VP High Yield Corporate Bond--Service
      Class
-     MainStay VP ICAP Select Equity--Service Class
-     MainStay VP International Equity--Service Class
-     MainStay VP Large Cap Growth--Service Class
-     MainStay VP Mid Cap Core--Service Class
-     MainStay VP Mid Cap Growth--Service Class
-     MainStay VP Mid Cap Value--Service Class
-     MainStay VP Moderate Allocation--Service Class
-     MainStay VP Moderate Growth Allocation--Service
      Class
-     MainStay VP S&P 500 Index--Service Class
-     MainStay VP Small Cap Growth--Service Class
-     MainStay VP Total Return--Service Class
-     Alger American SmallCap Growth--Class S Shares
-     CVS Calvert Social Balanced Portfolio
-     Columbia Small Cap Value Fund, Variable
      Series--Class B
-     Dreyfus IP Technology Growth--Service Shares
-     Fidelity(R) VIP Contrafund(R)--Service Class 2
-     Fidelity(R) VIP Equity-Income--Service Class 2
-     Fidelity(R) VIP Mid Cap--Service Class 2
-     Janus Aspen Balanced Portfolio--Service Shares
-     Janus Aspen Worldwide Portfolio--Service Shares*
-     MFS(R) Investors Trust Series--Service Class
-     MFS(R) Research Series--Service Class
-     MFS(R) Utilities Series--Service Class
-     Neuberger Berman AMT Mid-Cap Growth
      Portfolio--Class S
-     Royce Micro-Cap Portfolio--Investment Class
-     Royce Small-Cap Portfolio--Investment Class
-     T. Rowe Price Equity Income Portfolio II
-     Van Eck Worldwide Hard Assets
-     Van Kampen's UIF Emerging Markets Equity
      Portfolio--Class II
-     Victory VIF Diversified Stock--Class A Shares



 *   (Formerly Janus Aspen Series Worldwide Growth)

     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICY INVOLVES RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS



                                                    PAGE
                                                    ----
DEFINITIONS.......................................     4
TABLE OF FEES AND EXPENSES........................     6
EXAMPLES..........................................    11
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  LONGEVITY BENEFIT VARIABLE ANNUITY..............    16
  How Do I Contact NYLIAC?........................    20
FINANCIAL STATEMENTS..............................    21
CONDENSED FINANCIAL INFORMATION...................    22
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
  AND THE SEPARATE ACCOUNT........................    24
  New York Life Insurance and Annuity
     Corporation..................................    24
  The Separate Account............................    24
  The Portfolios..................................    24
  Additions, Deletions, or Substitutions of
     Investments..................................    27
  Reinvestment....................................    27
THE POLICY........................................    27
  Selecting the Variable Annuity That's Right for
     You..........................................    28
  Qualified and Non-Qualified Policies............    30
  Policy Application and Premium Payment..........    30
  Payment Returned for Insufficient Funds.........    31
  Credit..........................................    31
  Your Right to Cancel ("Free Look")..............    32
  Longevity Benefit...............................    32
  Issue Ages......................................    32
  Transfers.......................................    32
  Limits on Transfers.............................    33
  Virtual Service Center ("VSC") and Interactive
     Voice Response System ("IVR")................    35
  Dollar Cost Averaging Programs..................    36
     (a) Traditional Dollar   Cost Averaging......    37
     (b) The DCA Advantage Account................    37
  Automatic Asset Reallocation....................    38
  Interest Sweep..................................    38
  Accumulation Period.............................    39
     (a) Crediting of Premium Payment.............    39
     (b) Valuation of Accumulation Units..........    39
  Riders..........................................    39
     (a) Living Needs Benefit Rider...............    40
     (b) Unemployment Benefit Rider...............    40
     (c) Annual Death Benefit Reset Rider (ADBR)
         (optional)...............................    40
     (d) Enhanced Beneficiary Benefit Rider
         (optional)...............................    42
     (e) Enhanced Spousal Continuance Rider
         (optional)...............................    43
     (f) Upromise Account Rider (optional)........    43
  Policyowner Inquiries...........................    44
  Records and Reports.............................    44
CHARGES AND DEDUCTIONS............................    44
  Surrender Charges...............................    44
  Amount of Surrender Charge......................    45
  Exceptions to Surrender Charges.................    45
  Longevity Benefit Charge........................    45
  Mortality and Expense Risk and Administrative
     Costs Charge.................................    46
  Calculating the Mortality and Expense Risk and
     Administrative Costs Charge and the Longevity
     Benefit Charge...............................    46
OTHER CHARGES.....................................    48
     (a) Policy Service Charge....................    48
     (b) Fund Charges.............................    48
     (c) Annual Death Benefit Reset (ADBR) Rider
         Charge (optional)........................    48
     (d) Enhanced Beneficiary Benefit Rider Charge
         (optional)...............................    48
     (e) Transfer Fees............................    48
  Group and Sponsored Arrangements................    48
  Taxes...........................................    49
DISTRIBUTIONS UNDER THE POLICY....................    49
  Surrenders and Withdrawals......................    49
     (a) Surrenders...............................    50
     (b) Partial Withdrawals......................    50
     (c) Periodic Partial Withdrawals.............    51
     (d) Hardship Withdrawals.....................    51
  Required Minimum Distribution Option............    51
  Our Right to Cancel.............................    51
  Annuity Commencement Date.......................    52
  Longevity Commencement Date.....................    52
  Death Before Annuity Commencement...............    52
  Death Before Longevity Commencement.............    53
  Income Payments.................................    53
     (a) Election of Income Payment   Options.....    53
     (b) Proof of Survivorship....................    54
  Longevity Income Payments.......................    54
  Delay of Payments...............................    55
  Designation of Beneficiary......................    55
  Restrictions Under Code Section 403(b)(11)......    56
THE FIXED ACCOUNT.................................    56
  (a) Interest Crediting..........................    56
  (b) Transfers to the Investment Divisions.......    56
THE DCA ADVANTAGE ACCOUNT.........................    57
FEDERAL TAX MATTERS...............................    57
  Introduction....................................    57
  Taxation of Annuities in General................    58
  Qualified Policies..............................    59
     (a) 403(b) Plans.............................    59
     (b) Individual Retirement Annuities..........    60
     (c) Roth Individual Retirement   Annuities...    60
     (d) Inherited IRAs...........................    60
     (e) SIMPLE IRAs..............................    60
  Taxation of Death Benefits......................    61
DISTRIBUTION AND COMPENSATION ARRANGEMENTS........    61
VOTING RIGHTS.....................................    62
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION ("SAI").............................    63
APPENDIX 1........................................   A-1



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of the premium payment made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments and the Longevity Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid. The Annuitant must also be the policyowner unless otherwise stated in this Prospectus.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage of the premium payment and will never be less than 2 percent (the Credit Rate). The Credit Rate applicable to the premium payment varies, depending on the amount of the premium payment received under the policy. The Credit Rate schedule as of the date of this Prospectus is described in the section entitled "Credit."

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

DCA ACCUMULATION VALUE--The sum of the premium payment and any Credits allocated to the DCA Advantage Account, plus interest credited on such premium payment and any Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and any annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account.

FIXED ACCUMULATION VALUE--The sum of the premium payment and any Credits allocated to the Fixed Account plus interest credited on such premium payment and any Credits, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

LONGEVITY COMMENCEMENT DATE--The date, as shown on the Policy Data Page, on which the first Longevity Income Payment under the policy is to be made.

LONGEVITY INCOME PAYMENTS--Periodic payments NYLIAC makes to the named Payee on and after the Longevity Commencement Date.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 17 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY."

PAYEE--A recipient of payments under the policy, generally the policyowner.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest the premium payment paid under the policy. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a percentage of the amount
withdrawn(1)                                                                     8.00%
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).                                                                           $30



 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Years 8, 9 and 10; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix I of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

ANNUAL POLICY SERVICE CHARGE (for policies with less than $100,000
Accumulation Value)                                                              $30
CURRENT AND GUARANTEED MAXIMUM MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
COSTS CHARGE (calculated as an annualized percentage of the Adjusted Premium
Payment allocated to the Investment Divisions and the DCA Advantage Account
and of the premium payment transferred from the Fixed Account to the
Investment Divisions, deducted on a quarterly basis; a pro rata portion of the charge may be deducted on the date the policy is surrendered and upon
payment of death benefit proceeds).                                              1.35%
CURRENT AND GUARANTEED MAXIMUM LONGEVITY BENEFIT CHARGE (calculated as an annualized percentage of the premium payment made to the policy, deducted on a quarterly basis; the charge will be assessed to funds allocated to the
Investment Divisions).                                                           1.00%


                             OPTIONAL RIDER CHARGES


GUARANTEED MAXIMUM ANNUAL DEATH BENEFIT RESET RIDER CHARGE (calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary
(or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term "Reset Value," see
"THE POLICIES--Riders--Annual Death Benefit Reset Rider").                       1.00%

  Current Annual Death Benefit Reset Rider Charge                                0.30%
GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as an annualized percentage of the policy's Accumulation Value, deducted on a
quarterly basis).                                                                1.00%

  Current Enhanced Beneficiary Benefit Rider Charge                              0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

                     TOTAL ANNUAL FUND OPERATING EXPENSES(#)

                                                                            MINIMUM     MAXIMUM
 Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/08                                                    0.50%       1.97%


 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2008. The Fund or its agents provided the fees and charges that are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


-------------------------------------------------------------------------------------------------------------------------
                                                                                                 ESTIMATED
                                                                                                UNDERLYING     TOTAL FUND
                                          ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                  FUND                       FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class               0.00%         0.00%          0.25%       0.06%       0.74%(1)       1.05%(2)
MainStay VP Growth
  Allocation -- Service Class               0.00%         0.00%          0.25%       0.07%       0.87%(1)       1.19%(2)
MainStay VP Moderate Allocation
  -- Service Class                          0.00%         0.00%          0.25%       0.06%       0.79%(1)       1.10%(2)
MainStay VP Moderate Growth
  Allocation -- Service Class               0.00%         0.00%          0.25%       0.06%       0.85%(1)       1.16%(2)



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2008, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (sec.) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (1) In addition to the Total Annual Fund Operating Expenses that the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the other Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's estimated indirect expense from investing in Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2008. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Portfolios/Underlying Funds and the actual expenses of the Underlying Portfolios/Funds.

 (2) Effective May 1, 2008 the Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that "Net Annual Portfolio Operating Expenses" do not exceed the following percentages of daily average net assets: Initial Class, 0.25% and Service Class, 0.50%. These expense limitations will be in effect through May 1, 2010 and may be modified or terminated only with the approval of the Board of Directors. There is no guaranty that these expense limitations will continue beyond that date. New York Life Investments may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. At December 31, 2008, the Portfolio had no such amounts available for recoupment.

---------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                              ADVISORY      ADMINISTRATION      12B-1         OTHER          ANNUAL
                   FUND                         FEES             FEES        FEES(sec.)     EXPENSES       EXPENSE(A)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced-- Service Class            0.75%(b)        0.00%           0.25%         0.08%           1.08%
MainStay VP Bond -- Service Class               0.49%(c)(d)     0.00%           0.25%         0.06%           0.80%
MainStay VP Capital
  Appreciation -- Service Class                 0.61%(g)(d)     0.00%           0.25%         0.05%(e)        0.91%(f)
MainStay VP Cash Management                     0.43%(h)        0.00%           0.00%         0.07%           0.50%(ss)
MainStay VP Common Stock -- Service Class       0.54%(i)(d)     0.00%           0.25%         0.06%(e)        0.85%(f)
MainStay VP Convertible -- Service Class        0.60%(j)(d)     0.00%           0.25%         0.07%           0.92%
MainStay VP Developing Growth -- Service
  Class                                         0.80%(k)        0.00%           0.25%         0.15%           1.20%
MainStay VP Floating Rate -- Service Class      0.60%(l)        0.00%           0.25%         0.09%           0.94%
MainStay VP Government -- Service Class         0.50%(m)        0.00%           0.25%         0.07%           0.82%
MainStay VP High Yield Corporate
  Bond -- Service Class                         0.57%(n)(d)     0.00%           0.25%         0.05%           0.87%
MainStay VP ICAP Select Equity -- Service
  Class                                         0.77%(o)        0.00%           0.25%         0.06%           1.08%
MainStay VP International
  Equity -- Service Class                       0.89%(p)(d)     0.00%           0.25%         0.13%           1.27%(f)(q)

---------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                              ADVISORY      ADMINISTRATION      12B-1         OTHER          ANNUAL
                   FUND                         FEES             FEES        FEES(sec.)     EXPENSES       EXPENSE(A)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Service
  Class                                         0.75%(r)(d)     0.00%           0.25%         0.06%           1.06%(tt)
MainStay VP Mid Cap Core -- Service Class       0.85%(s)        0.00%           0.25%         0.09%(e)        1.19%(f)
MainStay VP Mid Cap Growth -- Service
  Class                                         0.75%(t)        0.00%           0.25%         0.07%(e)        1.07%(f)
MainStay VP Mid Cap Value -- Service Class      0.70%(u)        0.00%           0.25%         0.07%(q)        1.02%
MainStay VP S&P 500 Index -- Service Class      0.30%(v)        0.00%           0.25%         0.05%           0.60%
MainStay VP Small Cap Growth -- Service
  Class                                         0.90%(w)        0.00%           0.25%         0.09%(e)        1.24%(f)
MainStay VP Total Return -- Service Class       0.57%(x)(d)     0.00%           0.25%         0.09%           0.91%
Alger American SmallCap Growth -- Class S
  Shares*                                       0.81%(l)        0.00%           0.25%         0.11%           1.17%
CVS Calvert Social Balanced Portfolio          0.425%(y)        0.275%(y)       0.00%         0.22%(z)        0.92%(aa)
Columbia Small Cap Value Fund, Variable
  Series -- Class B                             0.80%(bb)       0.00%           0.25%         0.09%(cc)       1.14%(dd)
Dreyfus IP Technology Growth -- Service
  Class                                         0.75%(l)        0.00%           0.25%         0.11%(ee)       1.11%
Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                       0.56%(l)        0.00%           0.25%         0.10%           0.91%(ff)
Fidelity(R) VIP Equity-Income -- Service
  Class 2                                       0.46%(l)        0.00%           0.25%         0.11%           0.82%
Fidelity(R) VIP Mid Cap -- Service Class 2      0.56%(l)        0.00%           0.25%         0.12%           0.93%(ff)
Janus Aspen Balanced Portfolio-- Service
  Shares                                        0.55%(gg)       0.00%           0.25%         0.02%           0.82%(hh)
Janus Aspen Worldwide Portfolio -- Service
  Shares(jj)                                    0.50%(ii)       0.00%           0.25%         0.03%           0.78%(hh)
MFS(R) Investors Trust Series -- Service
  Class                                         0.75%(l)        0.00%           0.25%         0.09%           1.09%(kk)
MFS(R) Research Series -- Service Class         0.75%(l)        0.00%           0.25%         0.13%           1.13%(kk)
MFS(R) Utilities Series -- Service Class        0.72%(l)        0.00%           0.25%         0.09%           1.06%(kk)
Neuberger Berman AMT Mid Cap
  Growth -- Class S                             0.83%(ll)       0.00%           0.25%         0.10%           1.18%(mm)
Royce Micro-Cap Portfolio -- Investment
  Class                                         1.25%           0.00%           0.00%         0.07%           1.32%
Royce Small-Cap Portfolio -- Investment
  Class                                         1.00%           0.00%           0.00%         0.07%           1.07%
T. Rowe Price Equity Income Portfolio II        0.85%(nn)       0.00%           0.25%         0.00%           1.10%
Van Eck Worldwide Hard Assets Fund              0.88%(l)        0.00%           0.00%         0.12%(oo)       1.00%
Van Kampen's UIF Emerging Markets Equity
  Portfolio -- Class II(pp)                     1.21%(l)        0.00%           0.35%         0.41%           1.97%(qq)
Victory VIF Diversified Stock -- Class A
  Shares                                        0.30%(l)        0.00%           0.25%         0.67%           1.22%(rr)



(sec.) Because the 12b-1 fee charge is an ongoing fee the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2008, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is as annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(d)     Expenses have been restated to reflect current fees.

(e) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(f) The Total Annual Portfolio Operating Expenses may differ from the amounts shown in the Financial Highlights section of the Portfolio's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)     The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees". The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, New York Life Investments has agreed to contractually waive a portion of its Management Fee so that the fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million to $1 billion; and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2010, and may be modified or terminated only with Board approval. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) In addition to the Net Annual Fund Operating Expenses that the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the other Underlying Portfolios/Funds in which the Portfolio invests. The table in the Portfolio's prospectus shows the Portfolio's estimated indirect expenses from investing in Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2008. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Portfolios/Underlying Funds and the actual expenses of the Underlying Portfolios/Funds.

(r) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, New York Life Investments has voluntarily agreed to waive a portion of its management fee so that the Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Net Annual Portfolio Operating Expenses were 0.30% and 0.55%, respectively for Initial Class and Service Class shares.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees," The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees". The Advisor voluntarily waives 0.05% of its annual advisory fee for Social Balanced based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to the equity assets of the Portfolio at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. The Advisor may cease this waiver at any time.

(z) "Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

(aa) The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Fund's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses." The Portfolio's total annual fund operating expenses do not reflect expense waiver/reimbursements.

   (bb) The fees designated as "Advisory Fees" reflect "Management Fees". The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for combined assets up to $500 million; 0.75% for combined assets in excess of $500 million and up to $1 billion; and 0.70% for combined assets in excess of $1 billion.

(cc) Other Expenses" also includes Acquired Fund Fees and Expenses. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(dd) The Distributor and/or Columbia have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 1.10% of the Class B shares' average daily net assets. If the waiver were reflected in the table, the 12b-1 fee for Class B would be 0.21% and the total Annual Fund Operating Expenses would be 1.10% for Class B. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

(ee) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ff) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R) -- Service Class 2 and 0.92% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.

(gg) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year.

(hh) Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense limits are described in the "Management Expenses" section of the Portfolio's Prospectus.

(ii) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year. For the Worldwide Portfolio this fee may go up or down monthly based on the Portfolio's performance relative to its benchmark index over the performance measurement period.

(jj) Worldwide Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(kk) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ll) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(mm) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2012 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(nn) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(oo)    Includes Acquired Expenses of 0.01%.

(pp) Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

(qq) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of the Fund's net assets were effected by less than 0.005%.

(rr) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses. Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

(ss) From time to time, the Portfolio's Manager may limit the Portfolio's expenses to the extent it deems appropriate to enhance the Portfolio's yield during periods when expenses have a significant impact on yield because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in this prospectus. It may be revised or terminated by the Manager at any time without notice.

(tt) New York Life Investments has voluntarily committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to New York Life Investments exceeds 0.10%. This has resulted in a benefit of 0.02% to the Portfolio. With the waiver, the restated Net Annual Portfolio Operating Expenses would be 0.79% and 1.04%, respectively for the Initial Class and Service Class. There is no guarantee this waiver will continue.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses based on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                                             EXPENSES IF YOU                            EXPENSES IF YOU
                                                                ANNUITIZE                                  SURRENDER
                                                               YOUR POLICY                                YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                              1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.........................   $1,089.33   $1,092.82   $1,847.24   $3,828.23    $1,089.33   $1,843.66   $2,426.35
with EBB Rider.............................   $1,117.58   $1,181.85   $1,991.64   $4,095.63    $1,117.58   $1,925.96   $2,562.10
with ADBR Rider............................   $1,117.17   $1,180.55   $1,989.54   $4,091.78    $1,117.17   $1,924.75   $2,560.13
with All Riders............................   $1,145.42   $1,269.59   $2,133.95   $4,359.19    $1,145.42   $2,007.05   $2,695.90
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.........................   $1,062.72   $1,008.43   $1,709.52   $3,568.90    $1,062.72   $1,765.66   $2,296.86
with EBB Rider.............................   $1,091.05   $1,098.24   $1,856.07   $3,844.72    $1,091.05   $1,848.68   $2,434.65
with ADBR Rider............................   $1,090.56   $1,096.69   $1,853.55   $3,840.01    $1,090.56   $1,847.24   $2,432.27
with All Riders............................   $1,118.89   $1,186.49   $2,000.09   $4,115.83    $1,118.89   $1,930.25   $2,570.05
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.........................   $1,073.17   $1,041.64   $1,763.82   $3,671.65    $1,073.17   $1,796.36   $2,347.91
with EBB Rider.............................   $1,101.47   $1,131.14   $1,909.52   $3,944.14    $1,101.47   $1,879.09   $2,484.90
with ADBR Rider............................   $1,101.01   $1,129.68   $1,907.15   $3,939.76    $1,101.01   $1,877.73   $2,482.67
with All Riders............................   $1,129.31   $1,219.20   $2,052.87   $4,212.26    $1,129.31   $1,960.48   $2,619.68
MAINSTAY VP CASH MANAGEMENT
without any Riders.........................   $1,034.20   $  917.47   $1,560.14   $3,282.84    $1,034.20   $1,681.59   $2,156.41
with EBB Rider.............................   $1,062.62   $1,008.13   $1,709.02   $3,567.95    $1,062.62   $1,765.38   $2,296.39
with ADBR Rider............................   $1,062.04   $1,006.28   $1,706.01   $3,562.24    $1,062.04   $1,763.68   $2,293.56
with All Riders............................   $1,090.46   $1,096.93   $1,854.88   $3,847.34    $1,090.46   $1,847.46   $2,433.53
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.........................   $1,067.46   $1,023.53   $1,734.22   $3,615.75    $1,067.46   $1,779.62   $2,320.08
with EBB Rider.............................   $1,095.78   $1,113.20   $1,880.40   $3,890.06    $1,095.78   $1,862.51   $2,457.52
with ADBR Rider............................   $1,095.30   $1,111.69   $1,877.94   $3,885.49    $1,095.30   $1,861.11   $2,455.21
with All Riders............................   $1,123.62   $1,201.37   $2,024.11   $4,159.81    $1,123.62   $1,944.00   $2,592.64
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.........................   $1,086.47   $1,083.78   $1,832.55   $3,800.79    $1,086.47   $1,835.31   $2,412.53
with EBB Rider.............................   $1,114.74   $1,172.90   $1,977.18   $4,069.08    $1,114.74   $1,917.69   $2,548.51
with ADBR Rider............................   $1,114.31   $1,171.58   $1,975.04   $4,065.14    $1,114.31   $1,916.46   $2,546.50
with All Riders............................   $1,142.58   $1,260.70   $2,119.69   $4,333.45    $1,142.58   $1,998.84   $2,682.49
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.........................   $1,074.12   $1,044.65   $1,768.74   $3,680.93    $1,074.12   $1,799.14   $2,352.54
with EBB Rider.............................   $1,102.42   $1,134.13   $1,914.37   $3,953.14    $1,102.42   $1,881.85   $2,489.46
with ADBR Rider............................   $1,101.96   $1,132.69   $1,912.03   $3,948.79    $1,101.96   $1,880.52   $2,487.26
with All Riders............................   $1,130.26   $1,222.17   $2,057.65   $4,220.97    $1,130.26   $1,963.22   $2,624.17
                                               EXPENSES
                                                IF YOU
                                              SURRENDER                  EXPENSES IF YOU
                                                 YOUR                    DO NOT SURRENDER
                                                POLICY                     YOUR POLICY
------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                             10 YR        1 YR       3 YR        5 YR       10 YR
------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.........................   $4,138.75    $359.19   $1,092.82   $1,847.24   $3,828.23
with EBB Rider.............................   $4,396.96    $389.64   $1,181.85   $1,991.64   $4,095.63
with ADBR Rider............................   $4,393.24    $389.19   $1,180.55   $1,989.54   $4,091.78
with All Riders............................   $4,651.44    $419.64   $1,269.59   $2,133.95   $4,359.19
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.........................   $3,888.32    $330.51   $1,008.43   $1,709.52   $3,568.90
with EBB Rider.............................   $4,154.68    $361.04   $1,098.24   $1,856.07   $3,844.72
with ADBR Rider............................   $4,150.13    $360.51   $1,096.69   $1,853.55   $3,840.01
with All Riders............................   $4,416.49    $391.04   $1,186.49   $2,000.09   $4,115.83
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.........................   $3,987.54    $341.77   $1,041.64   $1,763.82   $3,671.65
with EBB Rider.............................   $4,250.68    $372.27   $1,131.14   $1,909.52   $3,944.14
with ADBR Rider............................   $4,246.45    $371.77   $1,129.68   $1,907.15   $3,939.76
with All Riders............................   $4,509.59    $402.27   $1,219.20   $2,052.87   $4,212.26
MAINSTAY VP CASH MANAGEMENT
without any Riders.........................   $3,612.04    $299.79   $  917.47   $1,560.14   $3,282.84
with EBB Rider.............................   $3,887.40    $330.41   $1,008.13   $1,709.02   $3,567.95
with ADBR Rider............................   $3,881.89    $329.79   $1,006.28   $1,706.01   $3,562.24
with All Riders............................   $4,157.24    $360.41   $1,096.93   $1,854.88   $3,847.34
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.........................   $3,933.56    $335.63   $1,023.53   $1,734.22   $3,615.75
with EBB Rider.............................   $4,198.45    $366.15   $1,113.20   $1,880.40   $3,890.06
with ADBR Rider............................   $4,194.04    $365.63   $1,111.69   $1,877.94   $3,885.49
with All Riders............................   $4,458.95    $396.15   $1,201.37   $2,024.11   $4,159.81
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.........................   $4,112.25    $356.11   $1,083.78   $1,832.55   $3,800.79
with EBB Rider.............................   $4,371.32    $386.57   $1,172.90   $1,977.18   $4,069.08
with ADBR Rider............................   $4,367.51    $386.11   $1,171.58   $1,975.04   $4,065.14
with All Riders............................   $4,626.60    $416.57   $1,260.70   $2,119.69   $4,333.45
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.........................   $3,996.51    $342.80   $1,044.65   $1,768.74   $3,680.93
with EBB Rider.............................   $4,259.36    $373.30   $1,134.13   $1,914.37   $3,953.14
with ADBR Rider............................   $4,255.17    $372.80   $1,132.69   $1,912.03   $3,948.79
with All Riders............................   $4,518.00    $403.30   $1,222.17   $2,057.65   $4,220.97

                                                    EXPENSES IF YOU                                  EXPENSES IF YOU
                                                       ANNUITIZE                                        SURRENDER
                                                      YOUR POLICY                                      YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                     1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders................   $1,100.74   $1,128.82   $1,905.75   $3,937.14    $1,100.74   $1,876.94   $2,481.35   $4,243.92
with EBB Rider....................   $1,128.95   $1,217.52   $2,049.25   $4,201.02    $1,128.95   $1,958.93   $2,616.26   $4,498.71
with ADBR Rider...................   $1,128.58   $1,216.34   $2,047.34   $4,197.53    $1,128.58   $1,957.83   $2,614.47   $4,495.34
with All Riders...................   $1,156.79   $1,305.04   $2,190.83   $4,461.40    $1,156.79   $2,039.82   $2,749.37   $4,750.12
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders................   $1,076.02   $1,050.68   $1,778.59   $3,699.49    $1,076.02   $1,804.72   $2,361.80   $4,014.43
with EBB Rider....................   $1,104.32   $1,140.11   $1,924.06   $3,971.08    $1,104.32   $1,887.38   $2,498.57   $4,276.69
with ADBR Rider...................   $1,103.86   $1,138.68   $1,921.76   $3,966.79    $1,103.86   $1,886.06   $2,496.40   $4,272.55
with All Riders...................   $1,132.16   $1,228.10   $2,067.22   $4,238.38    $1,132.16   $1,968.71   $2,633.16   $4,534.81
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders................   $1,064.62   $1,014.48   $1,719.42   $3,587.68    $1,064.62   $1,771.26   $2,306.16   $3,906.45
with EBB Rider....................   $1,092.94   $1,104.22   $1,865.81   $3,862.90    $1,092.94   $1,854.21   $2,443.80   $4,172.23
with ADBR Rider...................   $1,092.46   $1,102.69   $1,863.31   $3,858.23    $1,092.46   $1,852.79   $2,441.45   $4,167.72
with All Riders...................   $1,120.78   $1,192.45   $2,009.70   $4,133.45    $1,120.78   $1,935.75   $2,579.09   $4,433.50
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders................   $1,099.78   $1,125.82   $1,900.88   $3,928.13    $1,099.78   $1,874.16   $2,476.78   $4,235.22
with EBB Rider....................   $1,128.00   $1,214.56   $2,044.46   $4,192.29    $1,128.00   $1,956.18   $2,611.76   $4,490.28
with ADBR Rider...................   $1,127.62   $1,213.36   $2,042.53   $4,188.75    $1,127.62   $1,955.07   $2,609.94   $4,486.86
with All Riders...................   $1,155.84   $1,302.10   $2,186.11   $4,452.93    $1,155.84   $2,037.09   $2,744.94   $4,741.95
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders................   $1,069.36   $1,029.57   $1,744.10   $3,634.42    $1,069.36   $1,785.20   $2,329.37   $3,951.60
with EBB Rider....................   $1,097.68   $1,119.19   $1,890.11   $3,908.11    $1,097.68   $1,868.04   $2,466.65   $4,215.89
with ADBR Rider...................   $1,097.20   $1,117.69   $1,887.69   $3,903.62    $1,097.20   $1,866.65   $2,464.38   $4,211.55
with All Riders...................   $1,125.52   $1,207.31   $2,033.71   $4,177.33    $1,125.52   $1,949.49   $2,601.66   $4,475.87
MAINSTAY VP ICAP SELECT VALUE--SERVICE CLASS
without any Riders................   $1,089.33   $1,092.82   $1,847.24   $3,828.23    $1,089.33   $1,843.66   $2,426.35   $4,138.75
with EBB Rider....................   $1,117.58   $1,181.85   $1,991.64   $4,095.63    $1,117.58   $1,925.96   $2,562.10   $4,396.96
with ADBR Rider...................   $1,117.17   $1,180.55   $1,989.54   $4,091.78    $1,117.17   $1,924.75   $2,560.13   $4,393.24
with All Riders...................   $1,145.42   $1,269.59   $2,133.95   $4,359.19    $1,145.42   $2,007.05   $2,695.90   $4,651.44
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders................   $1,107.38   $1,149.78   $1,939.74   $4,000.07    $1,107.38   $1,896.31   $2,513.31   $4,304.69
with EBB Rider....................   $1,135.58   $1,238.30   $2,082.72   $4,261.92    $1,135.58   $1,978.13   $2,647.74   $4,557.51
with ADBR Rider...................   $1,135.22   $1,237.17   $2,080.91   $4,258.63    $1,135.22   $1,977.09   $2,646.03   $4,554.33
with All Riders...................   $1,163.42   $1,325.69   $2,223.88   $4,520.44    $1,163.42   $2,058.90   $2,780.44   $4,807.12
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders................   $1,087.43   $1,086.80   $1,837.45   $3,809.95    $1,087.43   $1,838.10   $2,417.14   $4,121.10
with EBB Rider....................   $1,115.69   $1,175.89   $1,982.01   $4,077.95    $1,115.69   $1,920.45   $2,553.05   $4,379.88
with ADBR Rider...................   $1,115.27   $1,174.58   $1,979.88   $4,074.03    $1,115.27   $1,919.23   $2,551.05   $4,376.10
with All Riders...................   $1,143.53   $1,263.67   $2,124.45   $4,342.04    $1,143.53   $2,001.58   $2,686.97   $4,634.89
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders................   $1,099.78   $1,125.82   $1,900.88   $3,928.13    $1,099.78   $1,874.16   $2,476.78   $4,235.22
with EBB Rider....................   $1,128.00   $1,214.56   $2,044.46   $4,192.29    $1,128.00   $1,956.18   $2,611.76   $4,490.28
with ADBR Rider...................   $1,127.62   $1,213.36   $2,042.53   $4,188.75    $1,127.62   $1,955.07   $2,609.94   $4,486.86
with All Riders...................   $1,155.84   $1,302.10   $2,186.11   $4,452.93    $1,155.84   $2,037.09   $2,744.94   $4,741.95
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders................   $1,088.37   $1,089.79   $1,842.34   $3,819.09    $1,088.37   $1,840.87   $2,421.73   $4,129.92
with EBB Rider....................   $1,116.63   $1,178.86   $1,986.82   $4,086.78    $1,116.63   $1,923.19   $2,557.57   $4,388.41
with ADBR Rider...................   $1,116.21   $1,177.55   $1,984.70   $4,082.91    $1,116.21   $1,921.98   $2,555.58   $4,384.67
with All Riders...................   $1,144.47   $1,266.62   $2,129.19   $4,350.60    $1,144.47   $2,004.30   $2,691.42   $4,643.15
                                                   EXPENSES IF YOU
                                                   DO NOT SURRENDER
                                                     YOUR POLICY
--------------------------------------------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR        5 YR       10 YR
--------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders................   $371.48   $1,128.82   $1,905.75   $3,937.14
with EBB Rider....................   $401.89   $1,217.52   $2,049.25   $4,201.02
with ADBR Rider...................   $401.48   $1,216.34   $2,047.34   $4,197.53
with All Riders...................   $431.89   $1,305.04   $2,190.83   $4,461.40
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders................   $344.85   $1,050.68   $1,778.59   $3,699.49
with EBB Rider....................   $375.34   $1,140.11   $1,924.06   $3,971.08
with ADBR Rider...................   $374.85   $1,138.68   $1,921.76   $3,966.79
with All Riders...................   $405.34   $1,228.10   $2,067.22   $4,238.38
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders................   $332.56   $1,014.48   $1,719.42   $3,587.68
with EBB Rider....................   $363.09   $1,104.22   $1,865.81   $3,862.90
with ADBR Rider...................   $362.56   $1,102.69   $1,863.31   $3,858.23
with All Riders...................   $393.09   $1,192.45   $2,009.70   $4,133.45
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders................   $370.45   $1,125.82   $1,900.88   $3,928.13
with EBB Rider....................   $400.86   $1,214.56   $2,044.46   $4,192.29
with ADBR Rider...................   $400.45   $1,213.36   $2,042.53   $4,188.75
with All Riders...................   $430.86   $1,302.10   $2,186.11   $4,452.93
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders................   $337.68   $1,029.57   $1,744.10   $3,634.42
with EBB Rider....................   $368.19   $1,119.19   $1,890.11   $3,908.11
with ADBR Rider...................   $367.68   $1,117.69   $1,887.69   $3,903.62
with All Riders...................   $398.19   $1,207.31   $2,033.71   $4,177.33
MAINSTAY VP ICAP SELECT VALUE--SERVICE CLASS
without any Riders................   $359.19   $1,092.82   $1,847.24   $3,828.23
with EBB Rider....................   $389.64   $1,181.85   $1,991.64   $4,095.63
with ADBR Rider...................   $389.19   $1,180.55   $1,989.54   $4,091.78
with All Riders...................   $419.64   $1,269.59   $2,133.95   $4,359.19
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders................   $378.65   $1,149.78   $1,939.74   $4,000.07
with EBB Rider....................   $409.03   $1,238.30   $2,082.72   $4,261.92
with ADBR Rider...................   $408.65   $1,237.17   $2,080.91   $4,258.63
with All Riders...................   $439.03   $1,325.69   $2,223.88   $4,520.44
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders................   $357.14   $1,086.80   $1,837.45   $3,809.95
with EBB Rider....................   $387.59   $1,175.89   $1,982.01   $4,077.95
with ADBR Rider...................   $387.14   $1,174.58   $1,979.88   $4,074.03
with All Riders...................   $417.59   $1,263.67   $2,124.45   $4,342.04
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders................   $370.45   $1,125.82   $1,900.88   $3,928.13
with EBB Rider....................   $400.86   $1,214.56   $2,044.46   $4,192.29
with ADBR Rider...................   $400.45   $1,213.36   $2,042.53   $4,188.75
with All Riders...................   $430.86   $1,302.10   $2,186.11   $4,452.93
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders................   $358.16   $1,089.79   $1,842.34   $3,819.09
with EBB Rider....................   $388.61   $1,178.86   $1,986.82   $4,086.78
with ADBR Rider...................   $388.16   $1,177.55   $1,984.70   $4,082.91
with All Riders...................   $418.61   $1,266.62   $2,129.19   $4,350.60

                                                    EXPENSES IF YOU                                  EXPENSES IF YOU
                                                       ANNUITIZE                                        SURRENDER
                                                      YOUR POLICY                                      YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                     1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders................   $1,083.63   $1,074.77   $1,817.86   $3,773.27    $1,083.63   $1,826.98   $2,398.72   $4,085.68
with EBB Rider....................   $1,111.90   $1,163.97   $1,962.73   $4,042.47    $1,111.90   $1,909.43   $2,534.92   $4,345.63
with ADBR Rider...................   $1,111.47   $1,162.61   $1,960.53   $4,038.43    $1,111.47   $1,908.17   $2,532.86   $4,341.72
with All Riders...................   $1,139.74   $1,251.82   $2,105.40   $4,307.62    $1,139.74   $1,990.63   $2,669.06   $4,601.66
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders................   $1,091.23   $1,098.82   $1,857.01   $3,846.48    $1,091.23   $1,849.21   $2,435.53   $4,156.37
with EBB Rider....................   $1,119.48   $1,187.81   $2,001.27   $4,113.30    $1,119.48   $1,931.46   $2,571.16   $4,414.02
with ADBR Rider...................   $1,119.07   $1,186.52   $1,999.19   $4,109.50    $1,119.07   $1,930.27   $2,569.21   $4,410.35
with All Riders...................   $1,147.32   $1,275.50   $2,143.46   $4,376.32    $1,147.32   $2,012.51   $2,704.84   $4,667.99
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders................   $1,096.93   $1,116.83   $1,886.28   $3,900.99    $1,096.93   $1,865.86   $2,463.05   $4,209.02
with EBB Rider....................   $1,125.16   $1,205.65   $2,030.09   $4,166.04    $1,125.16   $1,947.95   $2,598.25   $4,464.94
with ADBR Rider...................   $1,124.77   $1,204.43   $2,028.10   $4,162.42    $1,124.77   $1,946.82   $2,596.39   $4,461.44
with All Riders...................   $1,153.00   $1,293.24   $2,171.90   $4,427.46    $1,153.00   $2,028.90   $2,731.58   $4,717.36
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders................   $1,043.71   $  947.85   $1,610.15   $3,379.15    $1,043.71   $1,709.67   $2,203.43   $3,705.06
with EBB Rider....................   $1,072.10   $1,038.22   $1,758.24   $3,661.14    $1,072.10   $1,793.20   $2,342.67   $3,977.39
with ADBR Rider...................   $1,071.55   $1,036.48   $1,755.39   $3,655.75    $1,071.55   $1,791.59   $2,339.99   $3,972.19
with All Riders...................   $1,099.94   $1,126.85   $1,903.50   $3,937.75    $1,099.94   $1,875.12   $2,479.24   $4,244.53
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders................   $1,104.54   $1,140.80   $1,925.18   $3,973.16    $1,104.54   $1,888.01   $2,499.62   $4,278.70
with EBB Rider....................   $1,132.74   $1,229.40   $2,068.38   $4,235.85    $1,132.74   $1,969.90   $2,634.25   $4,532.34
with ADBR Rider...................   $1,132.38   $1,228.26   $2,066.54   $4,232.50    $1,132.38   $1,968.84   $2,632.52   $4,529.10
with All Riders...................   $1,160.58   $1,316.85   $2,209.74   $4,495.19    $1,160.58   $2,050.73   $2,767.15   $4,782.75
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders................   $1,073.17   $1,041.64   $1,763.82   $3,671.65    $1,073.17   $1,796.36   $2,347.91   $3,987.54
with EBB Rider....................   $1,101.47   $1,131.14   $1,909.52   $3,944.14    $1,101.47   $1,879.09   $2,484.90   $4,250.68
with ADBR Rider...................   $1,101.01   $1,129.68   $1,907.15   $3,939.76    $1,101.01   $1,877.73   $2,482.67   $4,246.45
with All Riders...................   $1,129.31   $1,219.20   $2,052.87   $4,212.26    $1,129.31   $1,960.48   $2,619.68   $4,509.59
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES*
without any Riders................   $1,097.88   $1,119.82   $1,891.15   $3,910.04    $1,097.88   $1,868.62   $2,467.62   $4,217.75
with EBB Rider....................   $1,126.11   $1,208.61   $2,034.88   $4,174.80    $1,126.11   $1,950.69   $2,602.75   $4,473.39
with ADBR Rider...................   $1,125.72   $1,207.40   $2,032.92   $4,171.21    $1,125.72   $1,949.57   $2,600.91   $4,469.93
with All Riders...................   $1,153.95   $1,296.19   $2,176.64   $4,435.97    $1,153.95   $2,031.64   $2,736.03   $4,725.57
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................   $1,074.12   $1,044.65   $1,768.74   $3,680.93    $1,074.12   $1,799.14   $2,352.54   $3,996.51
with EBB Rider....................   $1,102.42   $1,134.13   $1,914.37   $3,953.14    $1,102.42   $1,881.85   $2,489.46   $4,259.36
with ADBR Rider...................   $1,101.96   $1,132.69   $1,912.03   $3,948.79    $1,101.96   $1,880.52   $2,487.26   $4,255.17
with All Riders...................   $1,130.26   $1,222.17   $2,057.65   $4,220.97    $1,130.26   $1,963.22   $2,624.17   $4,518.00
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders................   $1,095.03   $1,110.82   $1,876.52   $3,882.85    $1,095.03   $1,860.30   $2,453.87   $4,191.49
with EBB Rider....................   $1,123.27   $1,199.69   $2,020.48   $4,148.49    $1,123.27   $1,942.45   $2,589.22   $4,447.99
with ADBR Rider...................   $1,122.87   $1,198.46   $2,018.48   $4,144.82    $1,122.87   $1,941.30   $2,587.34   $4,444.45
with All Riders...................   $1,151.11   $1,287.33   $2,162.43   $4,410.47    $1,151.11   $2,023.45   $2,722.68   $4,700.96
                                                   EXPENSES IF YOU
                                                   DO NOT SURRENDER
                                                     YOUR POLICY
--------------------------------------------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR        5 YR       10 YR
--------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders................   $353.05   $1,074.77   $1,817.86   $3,773.27
with EBB Rider....................   $383.51   $1,163.97   $1,962.73   $4,042.47
with ADBR Rider...................   $383.05   $1,162.61   $1,960.53   $4,038.43
with All Riders...................   $413.51   $1,251.82   $2,105.40   $4,307.62
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders................   $361.24   $1,098.82   $1,857.01   $3,846.48
with EBB Rider....................   $391.68   $1,187.81   $2,001.27   $4,113.30
with ADBR Rider...................   $391.24   $1,186.52   $1,999.19   $4,109.50
with All Riders...................   $421.68   $1,275.50   $2,143.46   $4,376.32
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders................   $367.39   $1,116.83   $1,886.28   $3,900.99
with EBB Rider....................   $397.81   $1,205.65   $2,030.09   $4,166.04
with ADBR Rider...................   $397.39   $1,204.43   $2,028.10   $4,162.42
with All Riders...................   $427.81   $1,293.24   $2,171.90   $4,427.46
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders................   $310.03   $  947.85   $1,610.15   $3,379.15
with EBB Rider....................   $340.62   $1,038.22   $1,758.24   $3,661.14
with ADBR Rider...................   $340.03   $1,036.48   $1,755.39   $3,655.75
with All Riders...................   $370.62   $1,126.85   $1,903.50   $3,937.75
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders................   $375.58   $1,140.80   $1,925.18   $3,973.16
with EBB Rider....................   $405.98   $1,229.40   $2,068.38   $4,235.85
with ADBR Rider...................   $405.58   $1,228.26   $2,066.54   $4,232.50
with All Riders...................   $435.98   $1,316.85   $2,209.74   $4,495.19
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders................   $341.77   $1,041.64   $1,763.82   $3,671.65
with EBB Rider....................   $372.27   $1,131.14   $1,909.52   $3,944.14
with ADBR Rider...................   $371.77   $1,129.68   $1,907.15   $3,939.76
with All Riders...................   $402.27   $1,219.20   $2,052.87   $4,212.26
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES*
without any Riders................   $368.40   $1,119.82   $1,891.15   $3,910.04
with EBB Rider....................   $398.82   $1,208.61   $2,034.88   $4,174.80
with ADBR Rider...................   $398.40   $1,207.40   $2,032.92   $4,171.21
with All Riders...................   $428.82   $1,296.19   $2,176.64   $4,435.97
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................   $342.80   $1,044.65   $1,768.74   $3,680.93
with EBB Rider....................   $373.30   $1,134.13   $1,914.37   $3,953.14
with ADBR Rider...................   $372.80   $1,132.69   $1,912.03   $3,948.79
with All Riders...................   $403.30   $1,222.17   $2,057.65   $4,220.97
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders................   $365.34   $1,110.82   $1,876.52   $3,882.85
with EBB Rider....................   $395.76   $1,199.69   $2,020.48   $4,148.49
with ADBR Rider...................   $395.34   $1,198.46   $2,018.48   $4,144.82
with All Riders...................   $425.76   $1,287.33   $2,162.43   $4,410.47


 * No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                    EXPENSES IF YOU                                  EXPENSES IF YOU
                                                       ANNUITIZE                                        SURRENDER
                                                      YOUR POLICY                                      YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                     1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders................   $1,092.18   $1,101.81   $1,861.89   $3,855.59    $1,092.18   $1,851.98   $2,440.12   $4,165.18
with EBB Rider....................   $1,120.42   $1,190.77   $2,006.07   $4,122.10    $1,120.42   $1,934.20   $2,575.67   $4,422.51
with ADBR Rider...................   $1,120.02   $1,189.50   $2,004.01   $4,118.34    $1,120.02   $1,933.02   $2,573.73   $4,418.88
with All Riders...................   $1,148.26   $1,278.46   $2,148.20   $4,384.85    $1,148.26   $2,015.25   $2,709.29   $4,676.22
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................   $1,073.17   $1,041.64   $1,763.82   $3,671.65    $1,073.17   $1,796.36   $2,347.91   $3,987.54
with EBB Rider....................   $1,101.47   $1,131.14   $1,909.52   $3,944.14    $1,101.47   $1,879.09   $2,484.90   $4,250.68
with ADBR Rider...................   $1,101.01   $1,129.68   $1,907.15   $3,939.76    $1,101.01   $1,877.73   $2,482.67   $4,246.45
with All Riders...................   $1,129.31   $1,219.20   $2,052.87   $4,212.26    $1,129.31   $1,960.48   $2,619.68   $4,509.59
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders................   $1,064.62   $1,014.48   $1,719.42   $3,587.68    $1,064.62   $1,771.26   $2,306.16   $3,906.45
with EBB Rider....................   $1,092.94   $1,104.22   $1,865.81   $3,862.90    $1,092.94   $1,854.21   $2,443.80   $4,172.23
with ADBR Rider...................   $1,092.46   $1,102.69   $1,863.31   $3,858.23    $1,092.46   $1,852.79   $2,441.45   $4,167.72
with All Riders...................   $1,120.78   $1,192.45   $2,009.70   $4,133.45    $1,120.78   $1,935.75   $2,579.09   $4,433.50
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders................   $1,075.07   $1,047.66   $1,773.65   $3,690.21    $1,075.07   $1,801.92   $2,357.16   $4,005.46
with EBB Rider....................   $1,103.36   $1,137.12   $1,919.21   $3,962.11    $1,103.36   $1,884.61   $2,494.01   $4,268.03
with ADBR Rider...................   $1,102.91   $1,135.68   $1,916.88   $3,957.78    $1,102.91   $1,883.28   $2,491.82   $4,263.84
with All Riders...................   $1,131.20   $1,225.14   $2,062.44   $4,229.68    $1,131.20   $1,965.96   $2,628.67   $4,526.41
JANUS ASPEN BALANCED PORTFOLIO--SERVICE SHARES
without any Riders................   $1,064.62   $1,014.48   $1,719.42   $3,587.68    $1,064.62   $1,771.26   $2,306.16   $3,906.45
with EBB Rider....................   $1,092.94   $1,104.22   $1,865.81   $3,862.90    $1,092.94   $1,854.21   $2,443.80   $4,172.23
with ADBR Rider...................   $1,092.46   $1,102.69   $1,863.31   $3,858.23    $1,092.46   $1,852.79   $2,441.45   $4,167.72
with All Riders...................   $1,120.78   $1,192.45   $2,009.70   $4,133.45    $1,120.78   $1,935.75   $2,579.09   $4,433.50
JANUS ASPEN WORLDWIDE PORTFOLIO--SERVICE SHARES
without any Riders................   $1,060.81   $1,002.39   $1,699.62   $3,550.09    $1,060.81   $1,760.08   $2,287.56   $3,870.15
with EBB Rider....................   $1,089.15   $1,092.26   $1,846.34   $3,826.54    $1,089.15   $1,843.15   $2,425.50   $4,137.12
with ADBR Rider...................   $1,088.65   $1,090.68   $1,843.76   $3,821.74    $1,088.65   $1,841.69   $2,423.08   $4,132.49
with All Riders...................   $1,116.99   $1,180.55   $1,990.47   $4,098.19    $1,116.99   $1,924.75   $2,561.01   $4,399.45
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders................   $1,090.28   $1,095.81   $1,852.11   $3,837.35    $1,090.28   $1,846.43   $2,430.93   $4,147.55
with EBB Rider....................   $1,118.53   $1,184.82   $1,996.45   $4,104.47    $1,118.53   $1,928.70   $2,566.63   $4,405.49
with ADBR Rider...................   $1,118.12   $1,183.52   $1,994.36   $4,100.64    $1,118.12   $1,927.50   $2,564.66   $4,401.79
with All Riders...................   $1,146.37   $1,272.54   $2,138.71   $4,367.75    $1,146.37   $2,009.78   $2,700.37   $4,659.72
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders................   $1,094.08   $1,107.82   $1,871.65   $3,873.77    $1,094.08   $1,857.53   $2,449.30   $4,182.73
with EBB Rider....................   $1,122.32   $1,196.72   $2,015.67   $4,139.70    $1,122.32   $1,939.69   $2,584.70   $4,439.50
with ADBR Rider...................   $1,121.92   $1,195.47   $2,013.65   $4,136.00    $1,121.92   $1,938.54   $2,582.80   $4,435.93
with All Riders...................   $1,150.16   $1,329.87   $2,231.05   $4,535.64    $1,150.16   $2,020.70   $2,718.21   $4,692.71
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders................   $1,087.43   $1,086.80   $1,837.45   $3,809.95    $1,087.43   $1,838.10   $2,417.14   $4,121.10
with EBB Rider....................   $1,115.69   $1,175.89   $1,982.01   $4,077.95    $1,115.69   $1,920.45   $2,553.05   $4,379.88
with ADBR Rider...................   $1,115.27   $1,174.58   $1,979.88   $4,074.03    $1,115.27   $1,919.23   $2,551.05   $4,376.10
with All Riders...................   $1,143.53   $1,263.67   $2,124.45   $4,342.04    $1,143.53   $2,001.58   $2,686.97   $4,634.89
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders................   $1,098.83   $1,122.83   $1,896.02   $3,919.08    $1,098.83   $1,871.40   $2,472.21   $4,226.48
with EBB Rider....................   $1,127.06   $1,211.59   $2,039.68   $4,183.55    $1,127.06   $1,953.44   $2,607.27   $4,481.85
with ADBR Rider...................   $1,126.67   $1,210.38   $2,037.72   $4,179.98    $1,126.67   $1,952.32   $2,605.42   $4,478.40
with All Riders...................   $1,154.90   $1,299.14   $2,181.37   $4,444.45    $1,154.90   $2,034.36   $2,740.48   $4,733.76
                                                   EXPENSES IF YOU
                                                   DO NOT SURRENDER
                                                     YOUR POLICY
--------------------------------------------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR        5 YR       10 YR
--------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders................   $362.26   $1,101.81   $1,861.89   $3,855.59
with EBB Rider....................   $392.70   $1,190.77   $2,006.07   $4,122.10
with ADBR Rider...................   $392.26   $1,189.50   $2,004.01   $4,118.34
with All Riders...................   $422.70   $1,278.46   $2,148.20   $4,384.85
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders................   $341.77   $1,041.64   $1,763.82   $3,671.65
with EBB Rider....................   $372.27   $1,131.14   $1,909.52   $3,944.14
with ADBR Rider...................   $371.77   $1,129.68   $1,907.15   $3,939.76
with All Riders...................   $402.27   $1,219.20   $2,052.87   $4,212.26
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders................   $332.56   $1,014.48   $1,719.42   $3,587.68
with EBB Rider....................   $363.09   $1,104.22   $1,865.81   $3,862.90
with ADBR Rider...................   $362.56   $1,102.69   $1,863.31   $3,858.23
with All Riders...................   $393.09   $1,192.45   $2,009.70   $4,133.45
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders................   $343.82   $1,047.66   $1,773.65   $3,690.21
with EBB Rider....................   $374.31   $1,137.12   $1,919.21   $3,962.11
with ADBR Rider...................   $373.82   $1,135.68   $1,916.88   $3,957.78
with All Riders...................   $404.31   $1,225.14   $2,062.44   $4,229.68
JANUS ASPEN BALANCED PORTFOLIO--SERVICE SHARES
without any Riders................   $332.56   $1,014.48   $1,719.42   $3,587.68
with EBB Rider....................   $363.09   $1,104.22   $1,865.81   $3,862.90
with ADBR Rider...................   $362.56   $1,102.69   $1,863.31   $3,858.23
with All Riders...................   $393.09   $1,192.45   $2,009.70   $4,133.45
JANUS ASPEN WORLDWIDE PORTFOLIO--SERVICE SHARES
without any Riders................   $328.46   $1,002.39   $1,699.62   $3,550.09
with EBB Rider....................   $359.00   $1,092.26   $1,846.34   $3,826.54
with ADBR Rider...................   $358.46   $1,090.68   $1,843.76   $3,821.74
with All Riders...................   $389.00   $1,180.55   $1,990.47   $4,098.19
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders................   $360.21   $1,095.81   $1,852.11   $3,837.35
with EBB Rider....................   $390.65   $1,184.82   $1,996.45   $4,104.47
with ADBR Rider...................   $390.21   $1,183.52   $1,994.36   $4,100.64
with All Riders...................   $420.65   $1,272.54   $2,138.71   $4,367.75
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders................   $364.31   $1,107.82   $1,871.65   $3,873.77
with EBB Rider....................   $394.74   $1,196.72   $2,015.67   $4,139.70
with ADBR Rider...................   $394.31   $1,195.47   $2,013.65   $4,136.00
with All Riders...................   $440.38   $1,329.87   $2,231.05   $4,535.64
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders................   $357.14   $1,086.80   $1,837.45   $3,809.95
with EBB Rider....................   $387.59   $1,175.89   $1,982.01   $4,077.95
with ADBR Rider...................   $387.14   $1,174.58   $1,979.88   $4,074.03
with All Riders...................   $417.59   $1,263.67   $2,124.45   $4,342.04
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders................   $369.43   $1,122.83   $1,896.02   $3,919.08
with EBB Rider....................   $399.85   $1,211.59   $2,039.68   $4,183.55
with ADBR Rider...................   $399.43   $1,210.38   $2,037.72   $4,179.98
with All Riders...................   $429.85   $1,299.14   $2,181.37   $4,444.45

                                                    EXPENSES IF YOU                                  EXPENSES IF YOU
                                                       ANNUITIZE                                        SURRENDER
                                                      YOUR POLICY                                      YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                     1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................   $1,112.14   $1,164.74   $1,963.97   $4,044.76    $1,112.14   $1,910.14   $2,536.09   $4,347.83
with EBB Rider....................   $1,140.33   $1,253.11   $2,106.56   $4,305.11    $1,140.33   $1,991.82   $2,670.14   $4,599.21
with ADBR Rider...................   $1,139.98   $1,252.04   $2,104.83   $4,302.00    $1,139.98   $1,990.83   $2,668.52   $4,596.20
with All Riders...................   $1,168.17   $1,340.42   $2,247.43   $4,562.35    $1,168.17   $2,072.52   $2,802.58   $4,847.58
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................   $1,088.37   $1,089.79   $1,842.34   $3,819.09    $1,088.37   $1,840.87   $2,421.73   $4,129.92
with EBB Rider....................   $1,116.63   $1,178.86   $1,986.82   $4,086.78    $1,116.63   $1,923.19   $2,557.57   $4,388.41
with ADBR Rider...................   $1,116.21   $1,177.55   $1,984.70   $4,082.91    $1,116.21   $1,921.98   $2,555.58   $4,384.67
with All Riders...................   $1,144.47   $1,266.62   $2,129.19   $4,350.60    $1,144.47   $2,004.30   $2,691.42   $4,643.15
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders................   $1,091.23   $1,098.82   $1,857.01   $3,846.48    $1,091.23   $1,849.21   $2,435.53   $4,156.37
with EBB Rider....................   $1,119.48   $1,187.81   $2,001.27   $4,113.30    $1,119.48   $1,931.46   $2,571.16   $4,414.02
with ADBR Rider...................   $1,119.07   $1,186.52   $1,999.19   $4,109.50    $1,119.07   $1,930.27   $2,569.21   $4,410.35
with All Riders...................   $1,147.32   $1,275.50   $2,143.46   $4,376.32    $1,147.32   $2,012.51   $2,704.84   $4,667.99
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................   $1,081.73   $1,068.74   $1,808.04   $3,754.87    $1,081.73   $1,821.41   $2,389.49   $4,067.91
with EBB Rider....................   $1,110.00   $1,158.01   $1,953.08   $4,024.67    $1,110.00   $1,903.92   $2,525.85   $4,328.43
with ADBR Rider...................   $1,109.57   $1,156.64   $1,950.85   $4,020.56    $1,109.57   $1,902.65   $2,523.75   $4,324.47
with All Riders...................   $1,137.84   $1,245.90   $2,095.87   $4,290.37    $1,137.84   $1,985.15   $2,660.10   $4,585.00
VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders................   $1,173.92   $1,357.75   $2,274.19   $4,605.41    $1,173.92   $2,088.53   $2,827.73   $4,889.12
with EBB Rider....................   $1,201.92   $1,444.35   $2,411.95   $4,847.50    $1,201.92   $2,168.57   $2,957.23   $5,122.81
with ADBR Rider...................   $1,201.76   $1,443.86   $2,411.17   $4,846.15    $1,201.76   $2,168.11   $2,956.50   $5,121.50
with All Riders...................   $1,229.76   $1,530.46   $2,548.93   $5,088.23    $1,229.76   $2,248.16   $3,086.00   $5,355.18
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders................   $1,102.64   $1,134.81   $1,915.48   $3,955.19    $1,102.64   $1,882.48   $2,490.50   $4,261.35
with EBB Rider....................   $1,130.85   $1,223.47   $2,058.82   $4,218.45    $1,130.85   $1,964.42   $2,625.26   $4,515.54
with ADBR Rider...................   $1,130.48   $1,222.30   $2,056.95   $4,215.03    $1,130.48   $1,963.34   $2,623.50   $4,512.23
with All Riders...................   $1,158.69   $1,310.95   $2,200.29   $4,478.31    $1,158.69   $2,045.28   $2,758.26   $4,766.45
                                                   EXPENSES IF YOU
                                                   DO NOT SURRENDER
                                                     YOUR POLICY
--------------------------------------------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR        5 YR       10 YR
--------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................   $383.77   $1,164.74   $1,963.97   $4,044.76
with EBB Rider....................   $414.14   $1,253.11   $2,106.56   $4,305.11
with ADBR Rider...................   $413.77   $1,252.04   $2,104.83   $4,302.00
with All Riders...................   $444.14   $1,340.42   $2,247.43   $4,562.35
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................   $358.16   $1,089.79   $1,842.34   $3,819.09
with EBB Rider....................   $388.61   $1,178.86   $1,986.82   $4,086.78
with ADBR Rider...................   $388.16   $1,177.55   $1,984.70   $4,082.91
with All Riders...................   $418.61   $1,266.62   $2,129.19   $4,350.60
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders................   $361.24   $1,098.82   $1,857.01   $3,846.48
with EBB Rider....................   $391.68   $1,187.81   $2,001.27   $4,113.30
with ADBR Rider...................   $391.24   $1,186.52   $1,999.19   $4,109.50
with All Riders...................   $421.68   $1,275.50   $2,143.46   $4,376.32
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................   $351.00   $1,068.74   $1,808.04   $3,754.87
with EBB Rider....................   $381.47   $1,158.01   $1,953.08   $4,024.67
with ADBR Rider...................   $381.00   $1,156.64   $1,950.85   $4,020.56
with All Riders...................   $411.47   $1,245.90   $2,095.87   $4,290.37
VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders................   $450.34   $1,357.75   $2,274.19   $4,605.41
with EBB Rider....................   $480.51   $1,444.35   $2,411.95   $4,847.50
with ADBR Rider...................   $480.34   $1,443.86   $2,411.17   $4,846.15
with All Riders...................   $510.51   $1,530.46   $2,548.93   $5,088.23
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders................   $373.53   $1,134.81   $1,915.48   $3,955.19
with EBB Rider....................   $403.93   $1,223.47   $2,058.82   $4,218.45
with ADBR Rider...................   $403.53   $1,222.30   $2,056.95   $4,215.03
with All Riders...................   $433.93   $1,310.95   $2,200.29   $4,478.31

  QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY?

     The NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY is a Single Premium Deferred Variable Annuity policy which provides all of the benefits, features and rights under Our New York Life Premium Plus Elite Variable Annuity policy plus a Longevity Benefit, which is an additional benefit that is automatically included with the policy. NYLIAC issues the policy. The Longevity Benefit is payable to you or the Payee(s) designated by you, if the policy remains in force and the Annuitant is living on the Longevity Commencement Date, and the premium payment has been made under the policy. The Longevity Benefit is funded through the assessment of a fee based on the premium payment made to the policy. (See "THE POLICY--Longevity Benefit"). We will apply a Credit to the premium paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See "THE POLICY--Credit.") You may allocate your premium payment to the Investment Divisions of the Separate Account, 41 of which are available to all policyholders, as well as the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy also offers two optional riders that provide benefits at an additional charge. The New York Life Longevity Benefit Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of the Adjusted Premium Payment made under the policy (excluding any portion of the premium allocated to the Fixed Account that is not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     a) You can allocate your premium payment to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

               The Separate Account currently consists of 42 Investment Divisions, 41 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate your premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNT

               The portion of your premium payment that you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     b) You can also allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICY--Dollar Cost Averaging (DCA) Program--The DCA Advantage Account.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy among the Investment Divisions at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $25, unless We agree otherwise. Transfers are subject to the "Limits on Transfers" section. We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICY--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Account and the DCA Advantage Account, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICY--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging or Automatic Asset Reallocation options described in this Prospectus.

     TRANSFERS OUT OF THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT AND TRANSFERS OUT OF THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.35% of the Adjusted Premium Payment allocated to the Investment Divisions and the DCA Advantage Account and of the premium payment transferred from the Fixed Account to the Investment Divisions. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered.

     Before the date We start making Longevity Income Payments to you, We will impose a Longevity Benefit charge equal, on an annual basis, to 1.00% of the premium payment. The Longevity Benefit charge will also be assessed on any portion of the premium payment received after the Policy Date as if such portion of the premium payment was received on the Policy Date.

     In addition, We will deduct a Policy Service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policy. This charge is assessed as a percentage of the amount of the partial withdrawal or full surrender during the first 10 Policy Years following the premium payment. We keep track of the premium payment and assess a charge based on the length of time the premium payment is in your policy before it is withdrawn. The percentage declines after the first three Policy Years as follows:

POLICY YEAR                                                   SURRENDER CHARGE(1)
-----------                                                   -------------------
 1. .......................................................            8%
 2. .......................................................            8%
 3. .......................................................            8%
 4. .......................................................            7%
 5. .......................................................            6%
 6. .......................................................            5%
 7 ........................................................            4%
 8 ........................................................            3%
 9 ........................................................            3%
10 .........................................................           3%
11+ ........................................................           0%



     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, surrender charges will not apply to withdrawals of the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal, less any Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.

     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last Policy Anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, applied on a quarterly basis. You should consult your Registered Representative to determine the

----------
(1) This is modified in Appendix 1.

percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion. As of the date of this Prospectus, the annual charge is 0.30% (0.075% per quarter).

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT IS THE MINIMUM PREMIUM PAYMENT?

     Unless We permit otherwise, the minimum premium payment is $50,000 for both Qualified Policies and Non-Qualified Policies. New York Life Longevity Benefit Variable Annuity is available only for Non-Qualified and Roth IRA Policies at this time. The premium payment must be sent to NYLIAC at one of the addresses listed in Question 19 of this Prospectus. The maximum premium payment We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

     New York Life Longevity Benefit Variable Annuity may not be approved for sale in all jurisdictions at the current time. Please check with your Registered Representative for current availability.

6. HOW IS THE PREMIUM PAYMENT ALLOCATED?

     We will allocate the premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

     The minimum amount which you may place in any one Allocation Alternative and/or DCA Advantage Plan Account is $5,000, or such lower amount as We may permit. We reserve the right to limit the amount of the premium payment that you may place in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Investment Divisions to which you may allocate your Accumulation Value. THE MAXIMUM PERCENTAGE OF THE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED ON THE POLICY DATA PAGE. ACCEPTANCE OF THE PREMIUM PAYMENT IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. MAY NYLIAC TERMINATE MY POLICY?

     NYLIAC will not terminate your policy on or prior to the Longevity Commencement Date. After the Longevity Commencement Date, NYLIAC reserves the right to terminate your policy, subject to applicable state laws or regulations, if the Accumulation Value of your policy is reduced to an amount that would provide for Income Payments of less than $20 per month or is insufficient to cover the annual Policy Service Charge, the Mortality & Expense Risk and Administrative Costs Charge, and optional rider charges. The minimum Accumulation Value you must maintain to yield Income Payments of at least $20 per month will vary according to the age and gender of the Annuitant. (See "DISTRIBUTIONS UNDER THE POLICY--Our Right to Cancel.")

     We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive, subject to certain limitations. A partial withdrawal that would result in the percentage of the premium payment invested in the Investment Divisions being reduced to less than 25% of the premium payment could result in the surrender of your policy and the loss of the Longevity Benefit. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals"). Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE AND LONGEVITY INCOME PAYMENTS ON THE LONGEVITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner or under such other option we may offer at that time where permitted by state laws. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") In addition, We will make Longevity Income Payments on a fixed basis. We will make Longevity Income Payments to you, or to the Payee(s) designated by you, in the amount specified on the Policy Data Page, if the policy remains in force on the Longevity Commencement Date, the premium payment under the policy has been made, the Annuitant is living on the Longevity Commencement Date, and the policy has not been surrendered for its Accumulation Value prior to the Longevity Commencement Date. A reduced Longevity Income Payment may be payable in the event that the Annuity Commencement Date is changed after the policy is issued. (See "DISTRIBUTIONS UNDER THE POLICY--Longevity Income Payments").

10. MAY THE POLICYOWNER BE DIFFERENT FROM THE ANNUITANT?

     Unless it is otherwise indicated on the Policy Data Page, you are both the Annuitant and the policyowner. Generally, the only exceptions will be if the policyowner is not a natural person or if the policy is issued as a result of an exchange pursuant to Section 1035 of the Code.

11. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(s) under the policy an amount equal to the greater of:

          (a) the Accumulation Value, less Credits applied within 12 months immediately preceding the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or the pro-rata portion thereof, or

          (b) the premium payment made, less any partial withdrawals and surrender charges previously imposed on those partial withdrawals, less any rider charges and Longevity Benefit charges deducted since the Policy Date, and any additional fees and charges that may apply.

     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant or the owner, see Question 13. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

12. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE LONGEVITY COMMENCEMENT DATE?

     If the policyowner is not the Annuitant and the Annuitant dies before the Longevity Commencement Date, the guaranteed death benefit will be paid as described in Question 11. At this point, the policy would end and no Longevity Income Payments would be payable.

13. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, and SEP policies; only Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. In addition, in the event that your spouse continues the policy as the new Annuitant, the Longevity Income Payments will end and the Longevity Benefit charge will be discontinued as of the date we receive notification of your death.

14. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 17 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction from premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

15. DO I HAVE VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

16. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

17. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at the VPSC at one of the addresses listed immediately above.

     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

18. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     You may authorize Us to accept instructions from your Registered Representative or the registered service assistant assigned to your policy in order to perform premium allocations and transfers among Allocation Alternatives. To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers among Allocation Alternatives, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 17 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. We must receive transfer requests no later than 4.00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4.00 p.m. Eastern Time on the next Business Day.

19. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?

     Subsequent premium payments must be sent to one of the following addresses:


REGULAR MAIL    NYLIAC
                75 Remittance Drive
                Suite 3021
                Chicago, IL 60675-3021

EXPRESS MAIL    NYLIAC, Suite 3021
                c/o The Northern Trust Bank
                350 North Orleans Street
                Receipt & Dispatch, 8th Floor
                Chicago, IL 60654


     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 19. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2008, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on October 23, 2006.


                                                                                                                 MAINSTAY
                                                                                                                    VP
                               MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP             CASH
                               BALANCED--                      BOND--                CAPITAL APPRECIATION--       MANAGE-
                              SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS            MENT
                       --------------------------    --------------------------    --------------------------    --------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006       2008
                       ------    ------    ------    ------    ------    ------    ------    ------    ------    --------
Accumulation Unit
  value (beginning
  of period).......    $11.88    $11.58    $10.49    $11.88    $11.18    $10.72    $14.51    $12.94    $12.43    $   1.14
Accumulation Unit
  value (end of
  period)..........    $ 8.90    $11.88    $11.58    $12.30    $11.88    $11.18    $ 8.85    $14.51    $12.94    $   1.16
Number of units
  outstanding (in
  000s) (end of
  period)..........     3,435     3,823     2,793     4,706     2,925     1,734       945       890       704     152,481
                           MAINSTAY VP
                         CASH MANAGEMENT
                       ------------------
                         2007       2006
                       -------    -------
Accumulation Unit
  value (beginning
  of period).......    $  1.09    $  1.04
Accumulation Unit
  value (end of
  period)..........    $  1.14    $  1.09
Number of units
  outstanding (in
  000s) (end of
  period)..........     42,596     17,010



                                                             MAINSTAY VP                                            MAINSTAY VP
                               MAINSTAY VP                  CONSERVATIVE                   MAINSTAY VP              DEVELOPING
                             COMMON STOCK--                 ALLOCATION--                  CONVERTIBLE--              GROWTH--
                              SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS            SERVICE CLASS
                       --------------------------    --------------------------    --------------------------    ----------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006      2008      2007
                       ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $16.15    $15.39    $13.25    $11.44    $10.67    $10.00    $15.44    $13.47    $12.23    $19.49    $14.36
Accumulation Unit
  value (end of
  period)..........    $10.25    $16.15    $15.39    $ 9.31    $11.44    $10.67    $10.10    $15.44    $13.47    $10.26    $19.49
Number of units
  outstanding (in
  000s) (end of
  period)..........     1,454     1,281       710     7,163     4,477     1,207     3,358     2,220     1,601     1,361     1,128
                        MAIN-
                        STAY
                         VP
                       DEVEL-
                        OPING
                       GROWT-
                         H--
                        SER-             MAINSTAY VP
                        VICE           FLOATING RATE--
                        CLASS           SERVICE CLASS
                       ------    --------------------------
                        2006      2008      2007      2006
                       ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $12.78    $11.02    $10.77    $10.19
Accumulation Unit
  value (end of
  period)..........    $14.36    $ 8.49    $11.02    $10.77
Number of units
  outstanding (in
  000s) (end of
  period)..........       582     4,742     5,288     3,485



                                                             MAINSTAY VP                   MAINSTAY VP               MAINSTAY VP
                               MAINSTAY VP                     GROWTH                       HIGH YIELD               ICAP SELECT
                              GOVERNMENT--                  ALLOCATION--                 CORPORATE BOND--             EQUITY--
                              SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS             SERVICE CLASS
                       --------------------------    --------------------------    ---------------------------    ----------------
                        2008      2007      2006      2008      2007      2006       2008      2007      2006      2008      2007
                       ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $11.71    $11.01    $10.60    $12.35    $11.22    $10.00    $ 14.14    $13.86    $12.40    $15.85    $14.86
Accumulation Unit
  value (end of
  period)..........    $12.83    $11.71    $11.01    $ 7.69    $12.35    $11.22    $ 10.71    $14.14    $13.86    $ 9.86    $15.85
Number of units
  outstanding (in
  000s) (end of
  period)..........     5,893     1,765     1,204     8,523     5,913     2,392     10,559     9,450     6,045     6,889     3,326
                        MAIN-
                        STAY
                         VP
                        ICAP
                       SELECT
                       EQUIT-
                         Y--
                        SER-
                        VICE
                        CLASS
                       ------
                        2006
                       ------
Accumulation Unit
  value (beginning
  of period).......    $12.49
Accumulation Unit
  value (end of
  period)..........    $14.86
Number of units
  outstanding (in
  000s) (end of
  period)..........       678



                               MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP              MAINSTAY VP
                         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--              MID CAP CORE--          MID CAP GROWTH--
                              SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS            SERVICE CLASS
                       --------------------------    --------------------------    --------------------------    ----------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006      2008      2007
                       ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $19.70    $18.82    $14.36    $13.81    $11.41    $10.67    $18.14    $17.31    $15.10    $20.46    $17.72
Accumulation Unit
  value (end of
  period)..........    $14.60    $19.70    $18.82    $ 8.43    $13.81    $11.41    $10.45    $18.14    $17.31    $11.29    $20.46
Number of units
  outstanding (in
  000s) (end of
  period)..........     5,872     5,119     2,878     3,163     1,806       790     3,023     2,778     1,780     2,912     2,810
                        MAIN-
                        STAY
                         VP
                         MID
                         CAP
                       GROWT-
                         H--
                        SER-
                        VICE
                        CLASS
                       ------
                        2006
                       ------
Accumulation Unit
  value (beginning
  of period).......    $16.26
Accumulation Unit
  value (end of
  period)..........    $17.72
Number of units
  outstanding (in
  000s) (end of
  period)..........     2,170



                                                                                                                     MAIN-
                                                                                                                     STAY
                                                                                                                      VP
                                                                                                                      S&P
                                                                                                                      500
                                                                                             MAINSTAY VP             INDE-
                                                             MAINSTAY VP                      MODERATE                X--
                             MAINSTAY VP MID                   MODERATE                        GROWTH                SER-
                               CAP VALUE--                   ALLOCATION--                   ALLOCATION--             VICE
                              SERVICE CLASS                 SERVICE CLASS                   SERVICE CLASS            CLASS
                       --------------------------    ---------------------------    ----------------------------    ------
                        2008      2007      2006       2008      2007      2006       2008       2007      2006      2008
                       ------    ------    ------    -------    ------    ------    -------    -------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $15.68    $15.90    $13.98    $ 11.76    $10.84    $10.00    $ 12.01    $ 11.01    $10.00    $15.42
Accumulation Unit
  value (end of
  period)..........    $10.57    $15.68    $15.90    $  8.78    $11.76    $10.84    $  8.09    $ 12.01    $11.01    $ 9.69
Number of units
  outstanding (in
  000s) (end of
  period)..........     2,917     2,988     2,301     10,653     6,580     2,701     14,577     10,088     4,262     4,624
                          MAINSTAY VP              MAINSTAY VP
                        S&P 500 INDEX--        SMALL CAP GROWTH--
                         SERVICE CLASS            SERVICE CLASS
                       ----------------    --------------------------
                        2007      2006      2008      2007      2006
                       ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $14.69    $12.76    $13.40    $13.88    $13.09
Accumulation Unit
  value (end of
  period)..........    $15.42    $14.69    $ 8.03    $13.40    $13.88
Number of units
  outstanding (in
  000s) (end of
  period)..........     4,355     3,378     1,499     1,462     1,313

                               MAINSTAY VP                 ALGER AMERICAN
                             TOTAL RETURN--               SMALLCAP GROWTH--             CVS CALVERT SOCIAL
                              SERVICE CLASS                CLASS S SHARES               BALANCED PORTFOLIO
                       --------------------------    --------------------------    ----------------------------
                        2008      2007      2006      2008      2007      2006      2008      2007       2006
                       ------    ------    ------    ------    ------    ------    ------    ------    --------
Accumulation Unit
  value (beginning
  of period).......    $14.08    $13.13    $12.02    $21.15    $18.08    $15.10    $13.22    $12.86      $11.83
Accumulation Unit
  value (end of
  period)..........    $10.26    $14.08    $13.13    $11.27    $21.15    $18.08    $ 9.08    $13.22      $12.86
Number of units
  outstanding (in
  000s) (end of
  period)..........       788       781       640     1,277     1,466     1,302       402       352         283



                                                                                                                      FIDELITY(R)
                        COLUMBIA SMALL CAP VALUE              DREYFUS IP                     FIDELITY(R)              VIP EQUITY-
                         FUND, VARIABLE SERIES--          TECHNOLOGY GROWTH--            VIP CONTRAFUND(R)--           INCOME--
                                 CLASS B                    SERVICE SHARES                 SERVICE CLASS 2          SERVICE CLASS 2
                       --------------------------    ----------------------------    --------------------------    ----------------
                        2008      2007      2006      2008      2007       2006       2008      2007      2006      2008      2007
                       ------    ------    ------    ------    ------    --------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $12.59    $12.93    $10.83    $13.81    $12.07      $11.60    $19.45    $16.58    $14.88    $15.50    $15.30
Accumulation Unit
  value (end of
  period)..........    $ 9.05    $12.59    $12.93    $ 8.11    $13.81      $12.07    $11.15    $19.45    $16.58    $ 8.86    $15.50
Number of units
  outstanding (in
  000s) (end of
  period)..........     1,509     1,438     1,030     1,031       846         603     9,681     7,781     5,010     3,913     3,703
                       FIDEL-
                       ITY(R)
                         VIP
                       EQUIT-
                         Y-
                       INCOM-
                         E--
                        SER-
                        VICE
                        CLASS
                          2
                       ------
                        2006
                       ------
Accumulation Unit
  value (beginning
  of period).......    $12.76
Accumulation Unit
  value (end of
  period)..........    $15.30
Number of units
  outstanding (in
  000s) (end of
  period)..........     2,312



                               FIDELITY(R)                   JANUS ASPEN                   JANUS ASPEN           MFS(R) INVESTORS
                              VIP MID CAP--             BALANCED PORTFOLIO--          WORLDWIDE PORTFOLIO--       TRUST SERIES--
                             SERVICE CLASS 2               SERVICE SHARES                SERVICE SHARES            SERVICE CLASS
                       --------------------------    --------------------------    --------------------------    ----------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006      2008      2007
                       ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $22.11    $19.17    $17.05    $15.11    $13.70    $12.41    $15.25    $13.95    $11.83    $15.63    $14.22
Accumulation Unit
  value (end of
  period)..........    $13.35    $22.11    $19.17    $12.68    $15.11    $13.70    $ 8.42    $15.25    $13.95    $10.44    $15.63
Number of units
  outstanding (in
  000s) (end of
  period)..........     3,457     3,029     2,108     2,434     1,809     1,267     1,168       910       519       217       154
                        MFS(R)
                        INVES-
                         TORS
                         TRUST
                       SERIES--
                        SERVICE
                         CLASS
                       --------
                         2006
                       --------
Accumulation Unit
  value (beginning
  of period).......      $12.61
Accumulation Unit
  value (end of
  period)..........      $14.22
Number of units
  outstanding (in
  000s) (end of
  period)..........         115



                                                                                        NEUBERGER BERMAN
                                                          MFS(R) UTILITIES                 AMT MID-CAP
                        MFS(R) RESEARCH SERIES--              SERIES--                 GROWTH PORTFOLIO--
                              SERVICE CLASS                 SERVICE CLASS                    CLASS S
                       --------------------------    --------------------------    --------------------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006
                       ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $16.42    $14.54    $13.20    $25.59    $20.07    $15.32    $18.79    $15.38    $13.43
Accumulation Unit
  value (end of
  period)..........    $10.47    $16.42    $14.54    $15.92    $25.59    $20.07    $10.61    $18.79    $15.38
Number of units
  outstanding (in
  000s) (end of
  period)..........       321       277       176     8,367     6,684     3,422     1,066       950       366



                             ROYCE MICRO-CAP               ROYCE SMALL-CAP                T. ROWE PRICE
                               PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME
                            INVESTMENT CLASS              INVESTMENT CLASS                PORTFOLIO II
                       --------------------------    --------------------------    --------------------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006
                       ------    ------    ------    ------    ------    ------    ------    ------    ------

Accumulation Unit
  value (beginning
  of period).......    $15.43    $14.84    $12.26    $12.76    $13.03    $11.30    $16.33    $15.85    $13.35
Accumulation Unit
  value (end of
  period)..........    $ 8.75    $15.43    $14.84    $ 9.29    $12.76    $13.03    $10.40    $16.33    $15.85
Number of units
  outstanding (in
  000s) (end of
  period)..........     3,383     2,407     1,098     2,677     1,924       990     4,902     4,658     3,172



                                                          VAN KAMPEN'S UIF
                                 VAN ECK                  EMERGING MARKETS                 VICTORY VIF
                             WORLDWIDE HARD              EQUITY PORTFOLIO--            DIVERSIFIED STOCK--
                                 ASSETS                       CLASS II                   CLASS A SHARES
                       --------------------------    --------------------------    --------------------------
                        2008      2007      2006      2008      2007      2006      2008      2007      2006
                       ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit
  value (beginning
  of period).......    $38.71    $26.63    $21.39    $37.31    $26.56    $19.37    $15.18    $13.80    $12.14
Accumulation Unit
  value (end of
  period)..........    $20.86    $38.71    $26.63    $16.14    $37.31    $26.56    $ 9.43    $15.18    $13.80
Number of units
  outstanding (in
  000s) (end of
  period)..........     4,989     3,847     2,184     3,538     2,520     1,445       694       499       362

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.2 billion at the end of 2008. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the DCA Account and any other separate account of NYLIAC.

     The Separate Account currently has 42 Investment Divisions that are available under this policy, 41 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The Funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund Prospectus.

     The Funds and Eligible Portfolios offered though this policy are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------------
        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
MainStay VP Series    New York Life         MainStay VP Bond;
Fund, Inc.            Investment            MainStay VP Cash Management;
                      Management LLC        MainStay VP Floating Rate;


                      Subadviser: MacKay    MainStay VP Capital Appreciation;
                      Shields LLC           MainStay VP Convertible;
                      ("MacKay")            MainStay VP Government;
                                            MainStay VP High Yield Corporate Bond;
                                            MainStay VP International Equity;
                                            MainStay VP Mid Cap Growth;
                                            MainStay VP Mid Cap Value;
                                            MainStay VP Small Cap Growth;
                                            MainStay VP Total Return;


                      Subadvisor: Madison   MainStay VP Balanced;
                      Square Investors LLC  MainStay VP Common Stock;
                      ("MSI")               MainStay VP Conservative Allocation;
                                            MainStay VP Growth Allocation;
                                            MainStay VP Mid Cap Core;
                                            MainStay VP Moderate Allocation;
                                            MainStay VP Moderate Growth Allocation;
                                            MainStay VP S&P 500 Index;


                      Subadviser:           MainStay VP ICAP Select Equity
                      Institutional
                      Capital LLC


                      Subadviser: Winslow   MainStay VP Large Cap Growth
                      Capital Management,
                      Inc.


                      Subadviser: Lord      MainStay VP Developing Growth
                      Abbett & Company LLC
--------------------------------------------------------------------------------------

The Alger American    Fred Alger            Alger American SmallCap Growth*
Fund                  Management, Inc.
--------------------------------------------------------------------------------------

Calvert Variable      Calvert Asset         CVS Calvert Social Balanced Portfolio**
Series, Inc.          Management Company,
                      Inc.
                      Subadviser (equity
                      portion): New
                      Amsterdam Partners
                      LLC (No subadviser
                      on fixed income
                      portion)

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
Columbia Funds        Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance    Advisors, LLC           Series
Trust
--------------------------------------------------------------------------------------

Dreyfus Investment    The Dreyfus           Dreyfus IP Technology Growth
Portfolios            Corporation
--------------------------------------------------------------------------------------

Fidelity Variable     Fidelity Management
Insurance Products    and Research Company
Fund
                      Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
                      Management &
                      Research (U.K.) Inc.
                      ("FMRUK"), Fidelity
                      Management &
                      Research (Far East)
                      Inc. ("FMRFE"),
                      Fidelity Investments
                      Japan Limited
                      ("FIJL"), FMR Co.,
                      Inc. ("FMRC")
                      Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                      Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                      FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

Janus Aspen Series    Janus Capital         Janus Aspen Balanced Portfolio;
                      Management LLC        Janus Aspen Worldwide Portfolio
--------------------------------------------------------------------------------------

MFS(R) Variable       MFS(R) Investment     MFS(R) Investors Trust Series;
Insurance Trust(sm)   Management            MFS(R) Research Series;
                                            MFS(R) Utilities Series
--------------------------------------------------------------------------------------

Neuberger Berman      Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
Advisers Management   Management, LLC       Portfolio
Trust                 Subadviser:
                      Newberger
                      Berman, LLC
--------------------------------------------------------------------------------------

The Royce Capital     Royce & Associates,   Royce Micro-Cap Portfolio;
Fund                  LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------
T. Rowe Price Equity  T. Rowe Price         T. Rowe Price Equity Income Portfolio II
Series, Inc.          Associates, Inc.
--------------------------------------------------------------------------------------

Van Eck Worldwide     Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust       Corporation
--------------------------------------------------------------------------------------

The Universal         Morgan Stanley        Van Kampen's UIF Emerging Markets Equity
Institutional Funds,  Investment            Portfolio
Inc.                  Management Inc.
--------------------------------------------------------------------------------------
Victory Variable      Victory Capital       Victory VIF Diversified Stock
Insurance Funds       Management, Inc.
--------------------------------------------------------------------------------------


 * No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

 **  Also known as Calvert Variable Series, Inc. Social Balanced Portfolio.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's Prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                   THE POLICY

     This is a single premium policy. It is issued on the lives of individual Annuitants.

     The policy is variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) receive Income Payments and Longevity Income Payments, (c) name a Payee to receive Income Payments and Longevity Income Payments, and (d) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     Generally, policy ownership changes are not allowed, except for legal or estate planning purposes. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 17 of the Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policy may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your jurisdiction. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your jurisdiction.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Longevity Benefit Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge periods associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to a policy over time (not allowed under New York Life Longevity Benefit Variable Annuity), you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

----------------------------------------------------------------------------------------------------------------------------
                        NEW YORK LIFE        NEW YORK LIFE        NEW YORK LIFE        NEW YORK LIFE        NEW YORK LIFE
                      LONGEVITY BENEFIT    PREMIUM PLUS ELITE     ELITE VARIABLE    ESSENTIALS VARIABLE    PREMIUM PLUS II
                       VARIABLE ANNUITY     VARIABLE ANNUITY         ANNUITY              ANNUITY          VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge      10 Years (8%, 8%,    10 Years (8%, 8%,     8 Years (8%, 8%,     7 Years (7%, 7%,     8 Years (8%, 8%,
Period               8%, 7%, 6%, 5%, 4%,  8%, 7%, 6%, 5%, 4%,  8%, 7%, 6%, 5%, 4%,    7%, 6%, 6%, 5%,    8%, 7%, 6%, 5%, 4%,
                     3%, 3%, 3% -- based  3%, 3%, 3% -- based  3% -- based on each  4% -- based on each  3% -- based on each
                        on the Policy       on each premium      premium payment      premium payment      premium payment
                            Date)*           payment date)*           date)*               date)                date)*

----------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan       Yes (6 month         Yes (6 month         Yes (6 month        Yes (6, 12, 18        Yes (6 month
                           account)             account)             account)         month accounts)          account)

----------------------------------------------------------------------------------------------------------------------------

Interest Sweep               Yes                  Yes                  Yes                  Yes                  Yes

----------------------------------------------------------------------------------------------------------------------------

Longevity Benefit            Yes                   No                   No                   No                   No

----------------------------------------------------------------------------------------------------------------------------

Premium Credit               Yes                  Yes                   No                   No                  Yes

----------------------------------------------------------------------------------------------------------------------------

Fixed Account                Yes                  Yes                  Yes                  Yes                  Yes
                           One-Year             One-Year             One-Year            - One-Year            One-Year
                                                                                        - Three-Year

----------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit        Optional             Optional             Optional         Annual reset to      Annual reset to
Guarantee              Annual reset to      Annual reset to      Annual reset to           age 80               age 80
                            age 80               age 80               age 80

----------------------------------------------------------------------------------------------------------------------------

Annual Death                0.30%         Ages 65 or younger:  Ages 65 or younger:          N/A                  N/A
Benefit Reset                                    0.30%                0.30%
Charge
                                          Ages 66 to 75:       Ages 66 to 75:
                                                 0.35%                0.35%

----------------------------------------------------------------------------------------------------------------------------

Mortality and               1.35%                1.90%                1.70%                1.45%                1.75%
Expense Risk and     Based on Adjusted    Based on Adjusted    Based on Adjusted    Based on assets of   Based on assets of
Administration       Premium Payments.    Premium Payments.    Premium Payments.    the Separate         the Separate
Costs Charge         Charge is not        Charge is not        Charge is not        Account.             Account.
                     reflected in the     reflected in the     reflected in the     Charge is reflected  Charge is reflected
                     Accumulation Unit    Accumulation Unit    Accumulation Unit    in the Accumulation  in the Accumulation
                     Value                Value                Value                Unit Value           Unit Value

----------------------------------------------------------------------------------------------------------------------------

Longevity Benefit           1.00%                 N/A                  N/A                  N/A                  N/A
Charge               Based on the total
                     premium payment
                     made to the policy.

----------------------------------------------------------------------------------------------------------------------------

Annual Policy                $30                  $30                  $30                  $30                  $30
Service Charge

----------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value         $100,000             $100,000             $100,000             $50,000              $100,000
Required to Waive
Annual Policy
Service Charge
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                        NEW YORK LIFE        NEW YORK LIFE        NEW YORK LIFE
                       SELECT VARIABLE      FLEXIBLE PREMIUM     ACCESS VARIABLE
                           ANNUITY          VARIABLE ANNUITY         ANNUITY
----------------------------------------------------------------------------------
Surrender Charge       3 Years (8%, 8%,     9 Years (7%, 7%,           None
Period               7% -- based on each  7%, 6%, 5%, 4%, 3%,
                       premium payment     2%, 1% -- based on
                            date)             policy date)

----------------------------------------------------------------------------------

DCA Advantage Plan      Yes (6 and 12              No                   No
                       month accounts)

----------------------------------------------------------------------------------

Interest Sweep               Yes                  Yes                   No

----------------------------------------------------------------------------------

Longevity Benefit             No                   No                   No

----------------------------------------------------------------------------------

Premium Credit                No                   No                   No

----------------------------------------------------------------------------------

Fixed Account                Yes                  Yes                  Yes
                           One-Year             One-Year             One-Year

----------------------------------------------------------------------------------

Reset Death Benefit    Annual reset to      3 year reset to      Annual reset to
Guarantee                   age 80               age 85               age 80

----------------------------------------------------------------------------------

Annual Death                 N/A                  N/A                  N/A
Benefit Reset
Charge

----------------------------------------------------------------------------------

Mortality and               1.85%                1.40%                1.55%
Expense Risk and     Based on assets of   Based on assets of    Based on assets of
Administration       the Separate         the Separate         the
Costs Charge         Account.             Account.             Separate Account.
                     Charge is reflected  Charge is reflected  Charge is reflected in the Accumulation  in the Accumulation  in the Accumulation
                     Unit Value           Unit Value           Unit Value

----------------------------------------------------------------------------------

Longevity Benefit            N/A                  N/A                  N/A
Charge

----------------------------------------------------------------------------------

Annual Policy                $50                  $30                  $40*
Service Charge

----------------------------------------------------------------------------------

Minimum Cash Value         $100,000             $20,000              $50,000
Required to Waive
Annual Policy
Service Charge
----------------------------------------------------------------------------------


    All policies and features may not be available in all jurisdictions.
 *  May be different in some jurisdictions.

         QUALIFIED AND NON-QUALIFIED POLICIES

         We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. Please be aware that as of the date of this Prospectus, we issue only Non-Qualified and Roth IRA Policies. Please consult with your Registered Representative to determine when additional Qualified Policies will become available. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy (if available) for use with any one of the tax-qualified plans listed below.

         (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403
             (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans; or

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs, and SEPs and SIMPLE IRAs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENT

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 19 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 19 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. THE MAXIMUM PERCENTAGE OF THE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED

ACCOUNT IS DESCRIBED ON THE POLICY DATA PAGE. ACCEPTANCE OF THE PREMIUM PAYMENT IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate the premium payment in up to 42 Investment Divisions, 41 of which are available to all policyholders, as well as the Fixed Account, and the DCA Advantage Account.

     Unless We permit otherwise, the minimum premium payment is $50,000 for both Non-Qualified Policies and Qualified Policies. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. The maximum premium payment We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of the premium payment. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by the plan or by applicable law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000.

     PAYMENT RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment.

     CREDIT

     We will apply a Credit to your Accumulation Value at the time of the premium payment. The Credit is calculated as a percentage of the premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to the premium payment varies, depending on the amount of the premium payment received under the policy ("Total Accumulated Premium"). Withdrawals will not reduce the Total Accumulated Premium. In addition, if We receive the premium payment in more than one installment, and We receive such installment within 180 days of the Policy Date, We will adjust the Credits applied to such installment using the Credit Rate applicable to the portion of the premium payment received during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date We receive the later portion of the premium payment.

     As of the date of this Prospectus, the Credit Rate schedule is as follows:

TOTAL ACCUMULATED PREMIUM    Credit Rate
-------------------------    -----------
  at least      less than
----------     ----------
$   50,000     $  100,000        3.25%
$  100,000     $  500,000        4.00%
$  500,000     $1,000,000        5.00%
$1,000,000*    $2,500,000        5.00%
$2,500,000     $5,000,000        5.00%
$5,000,000      unlimited        5.00%



---------------
* A Total Accumulated Premium in excess of $1,000,000 is subject to prior approval. (See "POLICY APPLICATION AND PREMIUM PAYMENTS.")

     With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premium brackets applicable to the portion of the premium payment received after the Policy Date. Such portions of the premium payment will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issuance, servicing and maintenance, the average length of time that issued policies remain in force along with the mortality experience of those policies, and NYLIAC's competitive position in the market place.

     We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See "YOUR RIGHT TO CANCEL ("FREE LOOK").") Also, in states where permitted, We may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or annuitant. (See "DEATH BEFORE ANNUITY COMMENCEMENT.")

     The Credit is allocated to the same Allocation Alternatives and the DCA Advantage Account based on the same percentages used to allocate your premium payment. We do not consider the Credit to be a premium payment for purposes of any discussion in this Prospectus. The Credit is also not considered to be your investment in the policy for tax purposes.

     Fees and charges for a policy with a Credit and a Longevity Benefit may be higher than those for other policies. For example, We use a portion of the surrender charge and the Mortality and Expense Risk and Administrative Costs charge to help recover the cost of providing the Credit under the policy. (See "CHARGES AND DEDUCTIONS" and "THE POLICY--Selecting the Variable Annuity That's Right for You."). In addition, surrender periods may be longer for a policy with a Credit than those for other policies. Over time, the amount of the Credit and the Longevity Benefit may be more than offset by those higher charges. We expect to make a profit from those charges.

     There may be circumstances in which the purchase of a New York Life Longevity Benefit Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit or Longevity Benefit. You should consider this possibility before purchasing the policy.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 17 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     LONGEVITY BENEFIT

     The Longevity Benefit is an additional benefit that is automatically included with the policy. The Longevity Benefit is funded through the assessment of a fee which is based on the amount of the premium payment. (See "CHARGES AND DEDUCTIONS--Longevity Benefit Charge.") The Longevity Benefit has no accessible accumulation value, and therefore is not dependent on the performance of the underlying Investment Divisions. We will make Longevity Income Payments to you or the Payee(s) designated by you, if the policy is in force on the Longevity Commencement Date and the Annuitant is living, and the premium payment has been made under the policy.

     The Longevity Benefit is determined by the premium paid, the age and sex of the Annuitant on the policy application and the number of policy years between the policy application date and the Longevity Commencement Date. The amount of the Longevity Income Payments and the Longevity Benefit charge are not affected by changes in Accumulation Value due to partial withdrawals or market performance. We will cancel the Longevity Benefit if you surrender the policy prior to the Longevity Commencement Date or your spouse continues the policy as the new Annuitant upon your death. In addition, the Longevity Commencement Date will vary based upon the age of the Annuitant on the application date. The Longevity Commencement Date is established upon issuance of the policy and this date cannot be changed.

     If you annuitize prior to the Longevity Commencement Date the amount of your Longevity Income Payment will be reduced. (See "DISTRIBUTIONS UNDER THE POLICY--Longevity Income Payments.")

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must be between the ages of 40 and 65 on the policy application date.

     For IRA, Roth IRA, TSA, SEP plans, Inherited IRAs and SIMPLE IRAs, you must also be the Annuitant. We can issue Qualified Policies (if available) if the Owner/Annuitant is between the ages of 40 and 65.

     TRANSFERS

     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions at any time up to 30 days before the Annuity Commencement Date (see "The DCA Advantage Account"). In any given Policy Year, you may also transfer up to 20% of the Fixed Accumulation Value as of the beginning of such Policy Year, including Interest Sweep Option transfers, from the

Fixed Account into the Investment Divisions. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Plan Account or the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation options, the minimum transfer amount is $500 and the minimum that you may transfer from one Investment Division to another Investment Division is $25. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise.

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan options will not count as a transfer toward the 12 transfer limit.

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 17 of this Prospectus (or any other address We indicate to you in writing);

     - use the Interactive Voice Response System at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for actions We take based on telephone instructions which We believe to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 17 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
            investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER ("VSC") AND INTERACTIVE VOICE RESPONSE ("IVR") SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 17 of this Prospectus.

     VSC

     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

            -- e-mail your Registered Representative or VPSC;

            -- obtain current policy values;

            -- transfer assets between investment options;

            -- change the allocation of future premium payments;

            -- reset your password;

            -- change your address;

            -- obtain service forms; and

            -- view and download policy statements

     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

            -- obtain current policy values;

            -- transfer assets between investment options;

            -- change the allocation of future premium payments; and

            -- speak with one of Our Customer Service Representatives on
               Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You can authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 17 of this Prospectus. A Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.

     NYLIAC does not permit current of former Registered Representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these Registered Representatives will be limited to accessing policy information only.

     You may authorize Us to accept instructions from your Registered Representative or the registered service assistant assigned to your policy in order to perform premium allocations and transfers among Allocation Alternatives. To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers among Allocation Alternatives, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 17 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month Account. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

------------------------------------------------------------
              AMOUNT      ACCUMULATION    ACCUMULATION UNITS
 MONTH     TRANSFERRED     UNIT VALUE          PURCHASED
------------------------------------------------------------
   1           $100          $10.00              10.00
------------------------------------------------------------
   2           $100          $ 8.00              12.50
------------------------------------------------------------
   3           $100          $12.50               8.00
------------------------------------------------------------
   4           $100          $ 7.50              13.33
------------------------------------------------------------
  Total        $400          $38.00              43.83
------------------------------------------------------------

The average unit price is calculated as follows:

 Total share price         $38.00
------------------    =    ------    =    $9.50
  Number of months            4


The average unit cost is calculated as follows:

Total amount transferred         $400.00
------------------------    =    -------    =    $9.13
   Total units purchased          43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Variable Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 17 of this Prospectus no later than five Business Days prior to the date the transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 17 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. NYLIAC may cancel this option if the Variable Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Account

     This option, which is available at no additional cost, permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Account when an initial premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 17 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you allocate less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar Cost Averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage

Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any portion of the premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate your initial portion of the premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2009 and a subsequent portion of your premium payment is allocated to the 6-month DCA Advantage Account before December 31, 2009, We will allocate the subsequent portion of your premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2009 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If a portion of your premium payment is allocated to the DCA Advantage Account after the 6-month period has expired, the Plan will be reactivated for a new 6-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 17 of this Prospectus.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial portion of your premium payment and then from the DCA Accumulation Value attributed to subsequent allocations resulting from the receipt of any subsequent portions of your premium payment in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION

     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 17 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account and DCA Advantage Plan Account, or a request to change the allocation of subsequent premium payments.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. NYLIAC may cancel this option if the Variable Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions, subject to certain limitations (See "Transfers"). You must specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed

Interest Sweep request form to VPSC at one of the addresses listed in Question 17 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. We may cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payment

     You can allocate a portion of the premium payment to one or more Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See "THE DCA ADVANTAGE PLAN.") We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payment.

     We will credit that portion of the premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge, subject to any limitations on partial withdrawals set forth in the policy. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges, subject to any limitations on partial withdrawals set forth in the policy. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Annual Death Benefit Reset (ADBR) Rider (optional)

     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. THE ADBR RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. If you select this rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment at VPSC. The amount will be the greatest of:

          (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or pro-rata portion thereof;

          (b) the premium payment made, less any partial withdrawals and surrender charges on those partial withdrawals, less any rider charges and Longevity Benefit charges applied since the Policy Date, and any additional fees and charges that may apply; or

          (c) the "Reset Value" less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges and Longevity Benefit charges applied since the most recent Reset Anniversary date.

     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the Reset Value by comparing (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law); and (b) the premium payment made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any fees and charges applied since the Policy Date. The Reset Value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any additional fees and charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including applicable surrender charges) divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); a Credit of $8,000 is applied to this payment

          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

          (3) the current Accumulation Value is $240,000

          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000)

          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).

          (8) the Death Benefit is the greatest of:

               a) the Accumulation Value
                  $225,000

               b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals, less any Longevity Benefit Charges, and any additional fees and charges that may have been assessed since the Policy Date
                  $200,000 - $15,000 - ($200,000 x 0.25% x 5) - ($200,000 x
                  0.30%) - ($250,000 x 0.075%), which is:
                  $200,000 - $15,000 - $2,500 - $600 - $187.50
                   = $181,712.50

               c) the "Reset Value," which is the greatest of:

                    1. the Accumulation Value
                       $225,000

                    2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                           = $250,000 - (($15,000/$240,000) x $250,000) -
                       ($250,000 x
                              0.075%)), which is:
                           = $250,000 - $15,625 - $187.50
                           = $234,187.50

In this example, your Beneficiary would receive $234,187.50.

     The ADBR Rider ends upon the earlier of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the Rider will not end and all of the Rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.

     YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies (if available). The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant, (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The benefit under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. As of the date of this Prospectus, the applicable percentage is 50%. We may change the applicable percentages under the EBB Rider from time to time, however, the applicable percentage will not be less than 40% nor greater than 60%.

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the adjusted premium payment. For the purposes of this section, the adjusted premium payments is the total premium payment received under the policy less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the adjusted premium payment immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of adjusted premium payments. As of the date of this Prospectus, the applicable percentage is 100%. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of the adjusted premium payment. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICY--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICY--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The Rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total adjusted premium payment equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the adjusted premium payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000  $250,000) x $200,000 = $16,000

     Second, the amount of the adjusted premium payment (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

               adjusted premium payment = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - adjusted premium payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date, except that Longevity Income Payments will no longer be payable.

     (f) Upromise Account Rider (Optional, no additional cost)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See Questions 17, 18 and 19 of this Prospectus.) Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement showing the transaction in question.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IF YOU FEEL THAT A TRANSACTION HAS BEEN PROCESSED INCORRECTLY, IT IS YOUR RESPONSIBILITY TO CONTACT US IN WRITING AND PROVIDE US WITH ALL RELEVANT DETAILS. TO CORRECT AN ERROR, WE MUST RECEIVE YOUR REQUEST FOR CORRECTION WITHIN 15 DAYS OF THE DATE OF THE CONFIRMATION AND/OR QUARTERLY STATEMENT SHOWING THE TRANSACTION IN QUESTION. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE QUESTION 18 OF THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Fixed Account, the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Policy Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Policy

Year, 6% in the fifth Policy Year, 5% in the sixth Policy Year, 4% in the seventh Policy Year, 3% in the eighth, ninth and tenth Policy Years and after the tenth Policy Year no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE(1)

POLICY YEAR                                                          Charge
-----------                                                          ------
 1................................................................     8%
 2................................................................     8%
 3................................................................     8%
 4................................................................     7%
 5................................................................     6%
 6................................................................     5%
 7................................................................     4%
 8................................................................     3%
 9................................................................     3%
10.................................................................    3%
11+................................................................    0%



     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge free partial withdrawals made during the current Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior surrender charge free partial withdrawals made during the current Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (f) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t) (2) (A) (iv) of the Code.

LONGEVITY BENEFIT CHARGE

     Prior to the earlier of the Longevity Commencement Date or the date your spouse becomes the new Annuitant under the policy, We deduct the Longevity Benefit Charge against your policy. We deduct this charge each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy. This means that the dollar amount of this charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this charge will benefit the policyowner because the charge, when measured as a percentage of Separate Account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of Separate Account assets.

     The Longevity Benefit Charge will also be assessed to any portion of the premium payment received after the Policy Date. In the policy quarter immediately following the quarter in which NYLIAC receives the additional premium, the amount deducted for a policyowner's total Longevity Benefit Charge will be equal to 0.25% of the additional premium payment multiplied by the number of policy quarters between the Policy Date and the date NYLIAC receives the additional premium payment, plus 0.25% of the premium received by NYLIAC as of the Policy Date. Thereafter, the Longevity Benefit Charge each quarter will be equal to 0.25% of the total premium paid by the policyowner. If the policy is surrendered, no Longevity Benefit Charge will be deducted for the quarter in which the surrender occurs.

     The Longevity Benefit Charge is deducted by reducing the number of Accumulation Units held in your policy, rather than by reducing the value of those Accumulation Units.


----------
(1) See Appendix I.

     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Longevity Benefit Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Longevity Benefit Charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs charge against your policy. We deduct this charge each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.35% (0.3375% quarterly) of the Adjusted Premium Payment allocated to the Investment Divisions and the DCA Advantage Account and of the premium payment transferred from the Fixed Account to the Investment Divisions (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions). Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.

     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payment rather than as a percentage of Separate Account assets. This means that the dollar amount of this charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this charge will benefit the policyowner because the charge, when measured as a percentage of Separate Account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of Separate Account assets.

     Another difference is that the Mortality and Expense Risk and Administrative Costs charge is deducted by reducing the number of Accumulation Units held in your policy, rather than by reducing the value of those Accumulation Units.

     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.

CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE AND THE LONGEVITY BENEFIT CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge and the Longevity Benefit Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs charge and the Longevity Benefit charge being deducted each policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs charge and the Longevity Benefit charge will remain stable regardless of fluctuations in the policy's Accumulation Value.


                                         EXAMPLE 1

     Adjusted Premium Payment on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                    $12,000
       (end of the first policy quarter)

     Longevity Benefit Charge deducted on December 1st                 $25 ($10,000 x .25%)

     Mortality and Expense Risk and Administrative               $33.75 ($10,000 x 0.3375%)
       Costs Charge deducted on December 1st

     We will deduct $58.75 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.




                                         EXAMPLE 2

     Adjusted Premium Payment on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                     $7,500
       (end of the first Policy quarter)

     Longevity Benefit Charge deducted on December 1st                 $25 ($10,000 x .25%)

     Mortality and Expense Risk and Administrative               $33.75 ($10,000 x 0.3375%)
       Costs Charge deducted on December 1st

     We will deduct $58.75 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.


     Example 3 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payment under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge. Please note that a partial withdrawal in excess of the free withdrawal amount does not affect the calculation of the Longevity Benefit Charge.


                                          EXAMPLE 3

     Adjusted Premium Payment on September 1st                                        $10,000
     Variable Accumulation Value on October 15th                                      $12,500
     Gain in the Policy                                                                $2,500
     Partial Withdrawal on October 15th                                                $3,500
     Surrender Charge Deducted From Partial Withdrawal
       Amount                                                               $80 ($1,000 x 8%)
     Amount Sent to Policyowner                                                        $3,420
     Remaining Adjusted Premium Payment                                                $8,920
     Variable Accumulation Value on December 1st (end of
       the first policy quarter)                                                       $9,500
     Mortality and Expense Risk and Administrative Costs
       Charge deducted on December 1st (end of first       $31.85 (($10,000 x 44/91 x 0.3375%
       policy quarter in which there are 91 days)                 + $8,920x 47/91 x 0.3375%))
     Longevity Benefit Charge deducted on December 1st                   $25 ($10,000 x .25%)
     Variable Accumulation Value on March 1st (end of the
       second policy quarter)                                                         $11,000
     Mortality & Expense Risk and Administrative Costs
       Charge deducted on March 1st (end of second policy
       quarter)                                                     $30.11 ($8,920 x 0.3375%)

     Longevity Benefit Charge deducted on March 1st                      $25 ($10,000 x .25%)

     We will deduct $55.38 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

                                  OTHER CHARGES

     (a) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed each Policy Year and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's Prospectus and/or statement of additional information.

     (c) Annual Death Benefit Reset (ADBR) Rider Charge (optional)

     If you select the ADBR Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payment. This charge will continue to be deducted while the contract remains in force.

     The charge for the ADBR Rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is the greater of 1.00% of the amount that is reset on the last Policy Anniversary, or the premium payment made under the policy. You should check with your Registered Representative to determine the percentage We are currently charging. As of the date of this Prospectus, the annual charge is 0.30% (0.0750% per quarter).

     (d) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The charge, as of the date of this Prospectus, for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, (ii) at the Annuity Commencement Date or (iii) at the Longevity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5% of the premium payment. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The amount available upon surrender is the Accumulation Value on the Business Day that VPSC receives the request, less any surrender charges, taxes that We may deduct, Mortality and Expense Risk and Administrative Costs Charge, Longevity Benefit Charge and annual Policy Service charge, if applicable. The amount of any partial withdrawal must not reduce the percentage of the premium payment invested in the Investment Divisions (at the time the partial withdrawal request is made) to less than 25% of the amount of the premium payment (the "25% investment minimum"). If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments."). We also reserve the right to reject any surrender or withdrawal request that is not in "good order". Good order means that your surrender or withdrawal request must: (i) include the name of the policyowner and the policy number; (ii) include, in the case of withdrawals, the amount to be withdrawn (stated in dollars); (iii) in the case of a partial withdrawal request that violates the 25% investment minimum, include a completed partial withdrawal request form which clearly indicates, among other things, the instructions that you direct NYLIAC to follow regarding the processing of such partial withdrawal (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals"); (iv) include the signature of the policyowner and all other required persons; and (v) include any other documentation, acknowledgements and/or information that may be required.

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Amounts surrendered and withdrawn may be subject to taxation and a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA (when available) within the first two years of your participation in the SIMPLE IRA plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We will deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs Charge, the Longevity Benefit Charge and the annual Policy Service Charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be subject to taxation and the 10% penalty tax provisions may be applicable. (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA (when available) within the first two years of your participation in the SIMPLE IRA plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     IF THE POLICY IS SURRENDERED FOR ITS ACCUMULATION VALUE PRIOR TO THE LONGEVITY COMMENCEMENT DATE, NO LONGEVITY INCOME PAYMENTS WILL BE MADE.

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be subject to taxation and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Investment Divisions, the Fixed Account or the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account or the DCA Advantage Account, less any surrender charge that may apply to you. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 17 of this Prospectus.

     A partial withdrawal request that violates the 25% investment minimum could result in the surrender of your policy and the loss of the Longevity Benefit. The 25% investment minimum is designed to assure that the policy will have sufficient value to support the Longevity Benefit Charge, the Mortality and Expense Risk and Administrative Costs Charge, and any optional rider charges.

     IN ORDER TO EFFECT A PARTIAL WITHDRAWAL THAT VIOLATES THE 25% INVESTMENT MINIMUM, YOU MUST COMPLETE A PARTIAL WITHDRAWAL REQUEST FORM WHICH INDICATES, AMONG OTHER THINGS, THE INSTRUCTIONS YOU DIRECT NYLIAC TO FOLLOW REGARDING THE PROCESSING OF SUCH PARTIAL WITHDRAWAL. In completing the partial withdrawal request form, you must choose one of the following two options:

     (1) NYLIAC will adjust the amount of the partial withdrawal request such that the percentage of the premium payment invested in the Investment Divisions (at the time the partial withdrawal request is made) is not reduced below 25% of the amount of the premium payment; or

     (2) you agree to surrender the policy for its Accumulation Value, less any applicable fees and charges.

     ANY PARTIAL WITHDRAWAL REQUEST THAT VIOLATES THE 25% INVESTMENT MINIMUM MADE WITH A PARTIAL WITHDRAWAL REQUEST FORM THAT DOES NOT INDICATE EITHER OF THE OPTIONS NOTED ABOVE WILL BE DEEMED NOT IN GOOD ORDER. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals").

     Please note that if you direct NYLIAC to exercise the first option, We will inform you in writing of the revised partial withdrawal amount and pay such amount in accordance with the terms set forth in this Prospectus. IF YOU DIRECT NYLIAC TO EXERCISE THE SECOND OPTION, YOUR POLICY WILL BE SURRENDERED AND THE LONGEVITY BENEFIT WILL NO LONGER BE PAYABLE TO YOU.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be subject to taxation and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division, and the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     If a periodic partial withdrawal arrangement would result in a violation of the 25% investment minimum, the periodic partial withdrawal arrangement will be cancelled. This limitation is designed to assure that the policy will have sufficient value to support the Longevity Benefit Charge, the Mortality and Expense Risk and Administrative Costs Charge, and any optional rider charges. If a periodic partial withdrawal exceeds this limitation, you may adjust it accordingly, or surrender the policy for its Accumulation Value as described above. The Longevity Benefit will no longer be payable to you.

     (d) Hardship Withdrawals

     Under certain Qualified Policies (if available), the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP-IRA policies (if available), the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs (when available), the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs (when available), the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     NYLIAC will not terminate your policy on or prior to the Longevity Commencement Date. After the Longevity Commencement Date, NYLIAC reserves the right to terminate your policy, subject to applicable state laws or regulations, if your policy is reduced to an amount that would provide on the Annuity Commencement Date, Income Payments of less than $20 per month, or an amount that is insufficient to cover the annual Policy Service Charge, the Mortality and Expense Risk and Administrative Costs Charge, and other applicable optional rider charges.

     The minimum Accumulation Value you are required to maintain in your policy to yield Income Payments of $20 per month so that We do not terminate your policy is determined according to the following formula:

     $1,000 X ($20/Y), where

     (Y) equals the factor obtained from the Life Income--Guaranteed Period Payment Option Table contained in Section Two of the policy which corresponds to the gender of the Annuitant and the age (as adjusted for the time period during which the Income Payments are scheduled to begin) of the Annuitant.

     We have set forth below an example of how the minimum Accumulation Value would be calculated. We have assumed the following:

     (1) The Annuitant is a male age 75 with an adjusted age of 74.

     (2) Income Payments begin in 2016.

     The minimum Accumulation Value would be equal to

          $1,000 X ($20  Y), where
          Y=5.56
          $1,000 X ($20  5.56)
          $1,000 X (3.60)
          =$3,600

     Therefore, in this example, the minimum Accumulation Value that the Annuitant would be required to maintain in the policy so that We do not terminate the policy would be $3,600.

     We will notify you of Our intention to exercise this right. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. In addition, under certain circumstances, the Annuitant may receive reduced Longevity Income Payments if the Annuity Commencement Date occurs prior to the Longevity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Longevity Income Payments"). The Annuity Commencement Date and Income Payment method for Qualified Policies (if available) may also be controlled by endorsements, the plan, or applicable law.

     LONGEVITY COMMENCEMENT DATE

     The Longevity Commencement Date is the date specified on the Policy Data Page. The Longevity Commencement Date is the day that Longevity Income Payments are scheduled to commence under the policy if the policy is in force and the Annuitant is living on the Longevity Commencement Date, and the premium payment has been made. The Longevity Commencement Date may not be changed under any circumstances. The Longevity Commencement Date and Longevity Income Payment method for Qualified Policies (if available) may also be controlled by endorsements, the plan or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 17 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less Credits applied within the 12 months immediately preceding the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or the pro-rata portion thereof, or

     (b) the premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, less any rider charges and Longevity Benefit Charges, applied since the Policy Date, and any additional fees and charges that may apply.

     The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in question 17 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     DEATH BEFORE LONGEVITY COMMENCEMENT

     Unless amended by any rider attached to the policy, in the event that the policyowner is not the Annuitant and the Annuitant dies before the Longevity Commencement Date, the policy would end and no Longevity Income Payments would be payable. We will pay an amount as proceeds to the designated beneficiary which shall be the greater of:

     (a) the Accumulation Value, less Credits applied within the 12 months immediately preceding the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or the pro-rata portion thereof, or

     (b) the premium payment made, less any partial withdrawals and surrender charges on those partial withdrawals, less any rider charges and Longevity Benefit Charges applied since the Policy Date, and any additional fees and charges that may apply.

     Generally, if you die and are also the Annuitant, we will pay an amount as proceeds to the designated Beneficiary equal to the amount set forth above in this section of the Prospectus. In addition, in the event that your spouse is the sole Beneficiary and continues the policy as the new Annuitant, the Longevity Benefit will end and the Longevity Benefit Charge will be discontinued as of the date that we receive notification of your death.

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income--Guaranteed Period Payment Option or under such other option We may offer at that time where permitted by state laws. These payments are separate from and in addition to the Longevity Income Payments described below. We will require that a lump sum payment be made if your policy is reduced to an amount that would provide on the Annuity Commencement Date, Income Payments of less than $20 per month, or an amount that is insufficient to cover the annual Policy Service Charge, the Mortality and Expense Risk and Administrative Costs Charge, the Longevity Benefit Charge and other applicable optional rider charges. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income--Guaranteed Period Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each Income Payment should be greater. We will make payments under the Life Income--Guaranteed Period Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the premium payment made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     LONGEVITY INCOME PAYMENTS

     On the Longevity Commencement Date, We will start to make Longevity Income Payments to you or the Payee(s) designated by you, if the policy is in force and the Annuitant is living on the Longevity Commencement Date, and the premium payment has been made. Longevity Income Payments will be made monthly in the amount shown on the Policy Data Page separate from and in addition to the Income Payments described above. Once started, Longevity Income Payments will continue as long as the Annuitant is living. Income Payments, on the other hand, continue for a period of 10 years from the Annuity Commencement Date under the Life Income--Guaranteed Period Payment Option, even if the Annuitant dies prior to the end of the guaranteed period. The amount of the Longevity Income Payments is determined on the Policy Date and is not dependent on the performance of the underlying Investment Divisions. The amount of the Income Payments is determined on the Annuity Commencement Date and is dependent on the performance of the underlying Investment Divisions since the policy's Accumulation Value is applied to provide the Income Payment. Longevity Income Payments are based on, among other things, the amount of the premium payment and the age of the Annuitant stated on the policy application.

     The Longevity Income Payment will not be payable to you or may be reduced under the circumstances set forth below.

     No Longevity Income Payments will be payable to you if you choose an Income Payment option other than the Life Income--Guaranteed Period Payment Option prior to the Longevity Commencement Date, you surrender the policy for its Accumulation Value prior to the Longevity Commencement Date, or your spouse continues the policy as the new Annuitant upon your death. In the event that the Annuity Commencement Date occurs prior to the Longevity Commencement Date, you may receive reduced Longevity Income Payments if the Income Payments are received under the Life Income -- Guarantee Period Payment Option. The Longevity Income Payments would be reduced according to the following formula:

     a x (b  c), where

     (a) equals the Longevity Income Payment set forth on the Policy Data Page;

     (b) equals the Policy Year quarters in which a Longevity Benefit Charge was assessed; and

     (c) equals Policy Year quarters that Longevity Benefit Charges would have been assessed had the Annuity Commencement Date not been changed.


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

     Any Longevity Income Payments reduced in the manner set forth above would begin on the Longevity Commencement Date shown on the Policy Data Page, provided that the Annuitant is living on such date.

     We have set forth an example of how the Longevity Income Payment would be reduced. We have assumed the following:

     (1) The Longevity Income Payment set forth on the Policy Data Page is $900

     (2) The Longevity Benefit Charge was assessed for 40 policy quarters (10 years)

     (3) The Longevity Benefit Charge would have been assessed for 120 policy quarters (30 years) if the Annuity Commencement Date did not occur prior to the Longevity Commencement Date

     (4) as noted above, the reduced Longevity Income Payments would be equal to a x (b c), where

         a=$900, b=40 and c=120
         $900 x (40/120)
         $900 x (.33)
         = $300

     Therefore, in this example, you would receive reduced Longevity Income Payments of $300 per month.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in question 17 of this Prospectus.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

       (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

       (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

       (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 17 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate. The proceeds noted in this section that may be payable to one or more Beneficiaries do not include Longevity Income Payments, which end when the Annuitant dies.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of the premium payment. The portion of the premium payment allocated to the Fixed Account, any Credit thereon plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions

     You may transfer monies allocated from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date subject to the following conditions:

     1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

     2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion determines otherwise.

     Any portion of the premium payment transferred from the Fixed Account to the Investment Divisions is subject to a Mortality and Expense Risk and Administrative Costs Charge.

     We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 17 of this Prospectus or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                            THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.

     NYLIAC will set interest rates in advance for each date on which We may receive the premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page. Premium payments into the DCA Advantage Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment.

     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate.

     Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. EXCESS INTEREST AMOUNTS CREDITED TO THE DCA ADVANTAGE ACCOUNT WILL BE RECOVERED BY FEES AND CHARGES ASSOCIATED WITH THE INVESTMENT DIVISIONS IN LATER POLICY YEARS. THE INTEREST CREDITED IN LATER POLICY YEARS MAY BE LESS THAN THAT FOR THE FIRST POLICY YEAR.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. AS OF THE DATE OF THIS PROSPECTUS, WE ISSUE ONLY NON-QUALIFIED AND ROTH IRA POLICIES. THE FOLLOWING DISCUSSION DOES NOT APPLY TO THE EXTENT THAT IT RELATES TO QUALIFIED POLICIES. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     In the case of Longevity Income Payments received before the Annuity Commencement Date, generally it is the IRS's view that such payments are first treated as taxable income to the extent that the Accumulation Value immediately before the payment exceeds the investment in the contract at that time. Any additional Longevity Income Payments received before the Annuity Commencement Date are not taxable to the extent of the remaining investment in the contract. Once the investment in the contract has been fully recovered, any additional payments under the annuity contract will be fully taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies (if available) are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2009 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.


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

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under the "Worker, Retiree and Employer Recovery Act of 2008," the RMD rules applicable to IRAs (including Inherited IRAs and SIMPLE IRAs), Section 403(b) plans, and other qualified defined contribution plans were suspended for 2009 RMD amounts. In the absence of any further legislation, the RMD rules will continue to apply for 2010 RMDs and RMDs related to subsequent years. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your policy upon the death of the policyowner or Annuitant depends on whether the policyowner or Annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the policy. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the policy.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of the premium payment received under the policy. The total commissions paid for New York Life Longevity Benefit Variable Annuity policies during the year ending December 31, 2008, 2007 and 2006 were $4,358, $33,563 and $3,345, respectively. NYLIFE
Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Longevity Benefit Variable Annuity Statement of
                             Additional Information.

       The New York Life Longevity Benefit Variable Annuity Statement of
      Additional Information is posted on Our website, www.newyorklife.com.
          For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159


--------------------------------------------------------------------------------

   Please send me a New York Life Longevity Benefit Variable Annuity Statement
                  of Additional Information dated May 1, 2009:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2009

     In some states the percentages applied to calculate the maximum surrender charge under this policy are modified as set forth below. This Appendix modifies the May 1, 2009 Prospectus for the policy to describe the modified surrender charges under the policy that are required in certain states.

POLICY YEAR                                                     SURRENDER CHARGE
-----------                                                     ----------------
 1..........................................................           8%
 2..........................................................           8%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10...........................................................          1%
11+ .........................................................          0%

     Also, as a result of lower surrender charges, the "Expenses if you surrender your policy" in the Examples beginning on Page 11 are modified as follows:

     You would pay the following expenses on a $10,000 allocation to one of the Investment Divisions listed, assuming a 5% annual return on assets.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                          1 YR        3 YR        5 YR       10 YR
-------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.....................................   $1,089.33   $1,749.81   $2,329.83   $3,931.74
with EBB Rider.........................................   $1,117.58   $1,832.94   $2,467.03   $4,196.08
with ADBR Rider........................................   $1,117.17   $1,831.73   $2,465.03   $4,192.27
with All Riders........................................   $1,145.42   $1,914.86   $2,602.24   $4,456.61

-------------------------------------------------------------------------------------------------------

MAINSTAY VP BOND--SERVICE CLASS
without any Riders.....................................   $1,062.72   $1,671.01   $2,198.97   $3,675.37
with EBB Rider.........................................   $1,091.05   $1,754.87   $2,338.22   $3,948.04
with ADBR Rider........................................   $1,090.56   $1,753.42   $2,335.82   $3,943.38
with All Riders........................................   $1,118.89   $1,837.28   $2,475.06   $4,216.05
-------------------------------------------------------------------------------------------------------

MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.....................................   $1,073.17   $1,702.02   $2,250.56   $3,776.95
with EBB Rider.........................................   $1,101.47   $1,785.59   $2,389.00   $4,046.32
with ADBR Rider........................................   $1,101.01   $1,784.22   $2,386.75   $4,041.99
with All Riders........................................   $1,129.31   $1,867.82   $2,525.21   $4,311.37
-------------------------------------------------------------------------------------------------------

MAINSTAY VP CASH MANAGEMENT
without any Riders.....................................   $1,034.20   $1,586.07   $2,057.03   $3,392.57
with EBB Rider.........................................   $1,062.62   $1,670.73   $2,198.50   $3,674.43
with ADBR Rider........................................   $1,062.04   $1,669.00   $2,195.63   $3,668.79
with All Riders........................................   $1,090.46   $1,753.65   $2,337.09   $3,950.64
-------------------------------------------------------------------------------------------------------

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.....................................   $1,067.46   $1,685.10   $2,222.44   $3,721.68
with EBB Rider.........................................   $1,095.78   $1,768.84   $2,361.33   $3,992.86
with ADBR Rider........................................   $1,095.30   $1,767.43   $2,359.00   $3,988.34
with All Riders........................................   $1,123.62   $1,851.17   $2,497.88   $4,259.52
-------------------------------------------------------------------------------------------------------

MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.....................................   $1,086.47   $1,741.37   $2,315.87   $3,904.61
with EBB Rider.........................................   $1,114.74   $1,824.59   $2,453.29   $4,169.83
with ADBR Rider........................................   $1,114.31   $1,823.35   $2,451.26   $4,165.93
with All Riders........................................   $1,142.58   $1,906.57   $2,588.69   $4,431.17
-------------------------------------------------------------------------------------------------------

MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.....................................   $1,074.12   $1,704.83   $2,255.24   $3,786.12
with EBB Rider.........................................   $1,102.42   $1,788.38   $2,393.61   $4,055.21
with ADBR Rider........................................   $1,101.96   $1,787.04   $2,391.39   $4,050.91
with All Riders........................................   $1,130.26   $1,870.59   $2,529.75   $4,319.98
-------------------------------------------------------------------------------------------------------

MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.....................................   $1,100.74   $1,783.42   $2,385.42   $4,039.40
with EBB Rider.........................................   $1,128.95   $1,866.25   $2,521.76   $4,300.25
with ADBR Rider........................................   $1,128.58   $1,865.15   $2,519.95   $4,296.80
with All Riders........................................   $1,156.79   $1,947.97   $2,656.28   $4,557.64
-------------------------------------------------------------------------------------------------------

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.....................................   $1,076.02   $1,710.46   $2,264.60   $3,804.47
with EBB Rider.........................................   $1,104.32   $1,793.97   $2,402.82   $4,072.95
with ADBR Rider........................................   $1,103.86   $1,792.64   $2,400.63   $4,068.71
with All Riders........................................   $1,132.16   $1,876.13   $2,538.84   $4,337.19
-------------------------------------------------------------------------------------------------------

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                          1 YR        3 YR        5 YR       10 YR
-------------------------------------------------------------------------------------------------------

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.....................................   $1,064.62   $1,676.66   $2,208.37   $3,693.94
with EBB Rider.........................................   $1,092.94   $1,760.46   $2,347.47   $3,966.01
with ADBR Rider........................................   $1,092.46   $1,759.03   $2,345.10   $3,961.40
with All Riders........................................   $1,120.78   $1,842.84   $2,484.19   $4,233.46
-------------------------------------------------------------------------------------------------------

MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.....................................   $1,099.78   $1,780.62   $2,380.80   $4,030.49
with EBB Rider.........................................   $1,128.00   $1,863.48   $2,517.21   $4,291.62
with ADBR Rider........................................   $1,127.62   $1,862.36   $2,515.37   $4,288.12
with All Riders........................................   $1,155.84   $1,945.22   $2,651.80   $4,549.27
-------------------------------------------------------------------------------------------------------

MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.....................................   $1,069.36   $1,690.75   $2,231.82   $3,740.15
with EBB Rider.........................................   $1,097.68   $1,774.43   $2,370.56   $4,010.70
with ADBR Rider........................................   $1,097.20   $1,773.03   $2,368.26   $4,006.26
with All Riders........................................   $1,125.52   $1,856.72   $2,507.00   $4,276.85
-------------------------------------------------------------------------------------------------------

MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.....................................   $1,089.33   $1,749.81   $2,329.83   $3,931.74
with EBB Rider.........................................   $1,117.58   $1,832.94   $2,467.03   $4,196.08
with ADBR Rider........................................   $1,117.17   $1,831.73   $2,465.03   $4,192.27
with All Riders........................................   $1,145.42   $1,914.86   $2,602.24   $4,456.61
-------------------------------------------------------------------------------------------------------

MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.....................................   $1,107.38   $1,802.99   $2,417.71   $4,101.61
with EBB Rider.........................................   $1,135.58   $1,885.65   $2,553.57   $4,360.45
with ADBR Rider........................................   $1,135.22   $1,884.60   $2,551.84   $4,357.19
with All Riders........................................   $1,163.42   $1,967.24   $2,687.68   $4,616.00
-------------------------------------------------------------------------------------------------------

MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.....................................   $1,087.43   $1,744.18   $2,320.52   $3,913.67
with EBB Rider.........................................   $1,115.69   $1,827.38   $2,457.88   $4,178.59
with ADBR Rider........................................   $1,115.27   $1,826.15   $2,455.85   $4,174.72
with All Riders........................................   $1,143.53   $1,909.34   $2,593.21   $4,439.66
-------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.....................................   $1,099.78   $1,780.62   $2,380.80   $4,030.49
with EBB Rider.........................................   $1,128.00   $1,863.48   $2,517.21   $4,291.62
with ADBR Rider........................................   $1,127.62   $1,862.36   $2,515.37   $4,288.12
with All Riders........................................   $1,155.84   $1,945.22   $2,651.80   $4,549.27
-------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.....................................   $1,088.37   $1,746.98   $2,325.17   $3,922.70
with EBB Rider.........................................   $1,116.63   $1,830.15   $2,462.45   $4,187.32
with ADBR Rider........................................   $1,116.21   $1,828.93   $2,460.44   $4,183.49
with All Riders........................................   $1,144.47   $1,912.09   $2,597.72   $4,448.12
-------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.....................................   $1,083.63   $1,732.95   $2,301.91   $3,877.40
with EBB Rider.........................................   $1,111.90   $1,816.25   $2,439.56   $4,143.52
with ADBR Rider........................................   $1,111.47   $1,814.98   $2,437.47   $4,139.53
with All Riders........................................   $1,139.74   $1,898.28   $2,575.12   $4,405.63
-------------------------------------------------------------------------------------------------------

MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.....................................   $1,091.23   $1,755.41   $2,339.11   $3,949.78
with EBB Rider.........................................   $1,119.48   $1,838.50   $2,476.18   $4,213.54
with ADBR Rider........................................   $1,119.07   $1,837.30   $2,474.20   $4,209.78
with All Riders........................................   $1,147.32   $1,920.39   $2,611.27   $4,473.54
-------------------------------------------------------------------------------------------------------

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                          1 YR        3 YR        5 YR       10 YR
-------------------------------------------------------------------------------------------------------

MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.....................................   $1,096.93   $1,772.23   $2,366.92   $4,003.67
with EBB Rider.........................................   $1,125.16   $1,855.16   $2,503.55   $4,265.67
with ADBR Rider........................................   $1,124.77   $1,854.02   $2,501.67   $4,262.10
with All Riders........................................   $1,153.00   $1,936.94   $2,638.30   $4,524.09
-------------------------------------------------------------------------------------------------------

MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.....................................   $1,043.71   $1,614.45   $2,104.55   $3,487.79
with EBB Rider.........................................   $1,072.10   $1,698.83   $2,245.26   $3,766.56
with ADBR Rider........................................   $1,071.55   $1,697.20   $2,242.56   $3,761.23
with All Riders........................................   $1,099.94   $1,781.59   $2,383.28   $4,040.01
-------------------------------------------------------------------------------------------------------

MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.....................................   $1,104.54   $1,794.61   $2,403.88   $4,075.01
with EBB Rider.........................................   $1,132.74   $1,877.34   $2,539.94   $4,334.68
with ADBR Rider........................................   $1,132.38   $1,876.27   $2,538.19   $4,331.36
with All Riders........................................   $1,160.58   $1,959.00   $2,674.25   $4,591.05
-------------------------------------------------------------------------------------------------------

MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.....................................   $1,073.17   $1,702.02   $2,250.56   $3,776.95
with EBB Rider.........................................   $1,101.47   $1,785.59   $2,389.00   $4,046.32
with ADBR Rider........................................   $1,101.01   $1,784.22   $2,386.75   $4,041.99
with All Riders........................................   $1,129.31   $1,867.82   $2,525.21   $4,311.37
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES*
without any Riders.....................................   $1,097.88   $1,775.02   $2,371.54   $4,012.61
with EBB Rider.........................................   $1,126.11   $1,857.93   $2,508.11   $4,274.33
with ADBR Rider........................................   $1,125.72   $1,856.80   $2,506.25   $4,270.78
with All Riders........................................   $1,153.95   $1,939.71   $2,642.80   $4,532.50
-------------------------------------------------------------------------------------------------------

CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.....................................   $1,074.12   $1,704.83   $2,255.24   $3,786.12
with EBB Rider.........................................   $1,102.42   $1,788.38   $2,393.61   $4,055.21
with ADBR Rider........................................   $1,101.96   $1,787.04   $2,391.39   $4,050.91
with All Riders........................................   $1,130.26   $1,870.59   $2,529.75   $4,319.98
-------------------------------------------------------------------------------------------------------

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.....................................   $1,095.03   $1,766.62   $2,357.65   $3,985.73
with EBB Rider.........................................   $1,123.27   $1,849.60   $2,494.43   $4,248.33
with ADBR Rider........................................   $1,122.87   $1,848.44   $2,492.53   $4,244.70
with All Riders........................................   $1,151.11   $1,931.43   $2,629.30   $4,507.30
-------------------------------------------------------------------------------------------------------

DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.....................................   $1,092.18   $1,758.21   $2,343.74   $3,958.79
with EBB Rider.........................................   $1,120.42   $1,841.27   $2,480.74   $4,222.23
with ADBR Rider........................................   $1,120.02   $1,840.08   $2,478.78   $4,218.52
with All Riders........................................   $1,148.26   $1,923.15   $2,615.77   $4,481.98
-------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.....................................   $1,073.17   $1,702.02   $2,250.56   $3,776.95
with EBB Rider.........................................   $1,101.47   $1,785.59   $2,389.00   $4,046.32
with ADBR Rider........................................   $1,101.01   $1,784.22   $2,386.75   $4,041.99
with All Riders........................................   $1,129.31   $1,867.82   $2,525.21   $4,311.37
-------------------------------------------------------------------------------------------------------


 * No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                          1 YR        3 YR        5 YR       10 YR
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders.....................................   $1,064.62   $1,676.66   $2,208.37   $3,693.94
with EBB Rider.........................................   $1,092.94   $1,760.46   $2,347.47   $3,966.01
with ADBR Rider........................................   $1,092.46   $1,759.03   $2,345.10   $3,961.40
with All Riders........................................   $1,120.78   $1,842.84   $2,484.19   $4,233.46

-------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.....................................   $1,075.07   $1,707.64   $2,259.91   $3,795.29
with EBB Rider.........................................   $1,103.36   $1,791.17   $2,398.21   $4,064.08
with ADBR Rider........................................   $1,102.91   $1,789.83   $2,396.00   $4,059.80
with All Riders........................................   $1,131.20   $1,873.36   $2,534.30   $4,328.59
-------------------------------------------------------------------------------------------------------

JANUS ASPEN BALANCED PORTFOLIO--SERVICE SHARES
without any Riders.....................................   $1,064.62   $1,676.66   $2,208.37   $3,693.94
with EBB Rider.........................................   $1,092.94   $1,760.46   $2,347.47   $3,966.01
with ADBR Rider........................................   $1,092.46   $1,759.03   $2,345.10   $3,961.40
with All Riders........................................   $1,120.78   $1,842.84   $2,484.19   $4,233.46
-------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLDWIDE PORTFOLIO--SERVICE SHARES
without any Riders.....................................   $1,060.81   $1,665.37   $2,189.57   $3,656.78
with EBB Rider.........................................   $1,089.15   $1,749.28   $2,328.97   $3,930.07
with ADBR Rider........................................   $1,088.65   $1,747.81   $2,326.53   $3,925.32
with All Riders........................................   $1,116.99   $1,831.73   $2,465.92   $4,198.61
-------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.....................................   $1,090.28   $1,752.60   $2,334.46   $3,940.75
with EBB Rider.........................................   $1,118.53   $1,835.71   $2,471.60   $4,204.81
with ADBR Rider........................................   $1,118.12   $1,834.50   $2,469.61   $4,201.03
with All Riders........................................   $1,146.37   $1,917.62   $2,606.76   $4,465.08
-------------------------------------------------------------------------------------------------------

MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.....................................   $1,094.08   $1,763.82   $2,353.02   $3,976.76
with EBB Rider.........................................   $1,122.32   $1,846.82   $2,489.86   $4,239.63
with ADBR Rider........................................   $1,121.92   $1,845.66   $2,487.94   $4,235.97
with All Riders........................................   $1,150.16   $1,928.66   $2,624.79   $4,498.86
-------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................................   $1,087.43   $1,744.18   $2,320.52   $3,913.67
with EBB Rider.........................................   $1,115.69   $1,827.38   $2,457.88   $4,178.59
with ADBR Rider........................................   $1,115.27   $1,826.15   $2,455.85   $4,174.72
with All Riders........................................   $1,143.53   $1,909.34   $2,593.21   $4,439.66
-------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.....................................   $1,098.83   $1,777.83   $2,376.18   $4,021.55
with EBB Rider.........................................   $1,127.06   $1,860.71   $2,512.67   $4,282.98
with ADBR Rider........................................   $1,126.67   $1,859.58   $2,510.81   $4,279.45
with All Riders........................................   $1,154.90   $1,942.46   $2,647.29   $4,540.89
-------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.....................................   $1,112.14   $1,816.97   $2,440.73   $4,145.78
with EBB Rider.........................................   $1,140.33   $1,899.48   $2,576.21   $4,403.15
with ADBR Rider........................................   $1,139.98   $1,898.48   $2,574.57   $4,400.07
with All Riders........................................   $1,168.17   $1,981.00   $2,710.05   $4,657.43
-------------------------------------------------------------------------------------------------------

ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.....................................   $1,088.37   $1,746.98   $2,325.17   $3,922.70
with EBB Rider.........................................   $1,116.63   $1,830.15   $2,462.45   $4,187.32
with ADBR Rider........................................   $1,116.21   $1,828.93   $2,460.44   $4,183.49
with All Riders........................................   $1,144.47   $1,912.09   $2,597.72   $4,448.12
-------------------------------------------------------------------------------------------------------

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                          1 YR        3 YR        5 YR       10 YR
-------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.....................................   $1,091.23   $1,755.41   $2,339.11   $3,949.78
with EBB Rider.........................................   $1,119.48   $1,838.50   $2,476.18   $4,213.54
with ADBR Rider........................................   $1,119.07   $1,837.30   $2,474.20   $4,209.78
with All Riders........................................   $1,147.32   $1,920.39   $2,611.27   $4,473.54
-------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................................   $1,081.73   $1,727.33   $2,292.58   $3,859.22
with EBB Rider.........................................   $1,110.00   $1,810.68   $2,430.39   $4,125.92
with ADBR Rider........................................   $1,109.57   $1,809.40   $2,428.27   $4,121.87
with All Riders........................................   $1,137.84   $1,892.74   $2,566.06   $4,388.58
-------------------------------------------------------------------------------------------------------

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders.....................................   $1,173.92   $1,997.18   $2,735.48   $4,699.98
with EBB Rider.........................................   $1,201.92   $2,078.04   $2,866.35   $4,939.27
with ADBR Rider........................................   $1,201.76   $2,077.58   $2,865.61   $4,937.93
with All Riders........................................   $1,229.76   $2,158.44   $2,996.49   $5,177.21
-------------------------------------------------------------------------------------------------------

VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.....................................   $1,102.64   $1,789.02   $2,394.66   $4,057.24
with EBB Rider.........................................   $1,130.85   $1,871.80   $2,530.86   $4,317.48
with ADBR Rider........................................   $1,130.48   $1,870.71   $2,529.07   $4,314.10
with All Riders........................................   $1,158.69   $1,953.48   $2,665.27   $4,574.36
-------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2009
                                       FOR
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Statement of Additional Information ("SAI") is not a Prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Longevity Benefit Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Longevity Benefit Variable Annuity Prospectus dated May 1, 2009. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Longevity Benefit Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                      (ab)
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income--Guaranteed Period Payment Option during the lifetime of the Annuitant or under such other option we may offer at that time where permitted by state laws. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     LONGEVITY INCOME PAYMENTS. We will make equal Longevity Income Payments each month for the lifetime of the Annuitant, provided the policy is in force and the Annuitant is living on the Longevity Commencement Date, and the premium payment has been made under the policy.

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payment would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. However, Longevity Income Payments are not subject to assignment, unless We are notified. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 17 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law) the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and quarterly statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2008 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $30,573,579     $57,859,869     $ 8,364,488
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................          1,542         106,447           3,912

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        104,225         127,531          27,901
                                            -----------     -----------     -----------
       Total net assets.................    $30,470,896     $57,838,785     $ 8,340,499
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $30,470,896     $57,838,785     $ 8,340,499
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $      8.90     $     12.30     $      8.85
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $41,451,370     $57,967,374     $12,141,334
                                            ===========     ===========     ===========







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $65,549,655    $113,048,699    $ 67,958,366
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         38,506         595,009         (34,103)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        203,259         341,678         219,652
                                            -----------    ------------    ------------
       Total net assets.................    $65,384,902    $113,302,030    $ 67,704,611
                                            ===========    ============    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $65,384,902    $113,302,030    $ 67,704,611
                                            ===========    ============    ============

     Variable accumulation unit value...    $      7.69    $      10.71    $       9.86
                                            ===========    ============    ============


Identified Cost of Investment...........    $99,459,198    $162,256,285    $108,739,804
                                            ===========    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $177,516,183     $14,900,061     $66,694,056     $33,909,131     $13,971,461      $40,069,805      $75,597,488
             70,512              --              --              --              --          190,210               --

            221,675          19,969          69,633         (75,245)         10,177           33,566          188,167



            270,929          49,303         163,325          97,308          48,009          139,195          119,762
       ------------     -----------     -----------     -----------     -----------      -----------      -----------
       $177,537,441     $14,870,727     $66,600,364     $33,736,578     $13,933,629      $40,154,386      $75,665,893
       ============     ===========     ===========     ===========     ===========      ===========      ===========


       $177,537,441     $14,870,727     $66,600,364     $33,736,578     $13,933,629      $40,154,386      $75,665,893
       ============     ===========     ===========     ===========     ===========      ===========      ===========

       $       1.16     $     10.25     $      9.31     $     10.10     $     10.26      $      8.49      $     12.83
       ============     ===========     ===========     ===========     ===========      ===========      ===========


       $177,511,871     $26,059,929     $80,277,030     $52,601,934     $27,308,231      $55,313,206      $72,262,241
       ============     ===========     ===========     ===========     ===========      ===========      ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $ 85,743,644     $26,674,364     $31,596,146     $32,892,394     $30,821,920    $ 93,494,708    $117,929,171
                 --              --              --              --              --              --              --

             (3,713)         (8,517)         16,777           8,177         (14,559)        205,729         256,005



            253,641          76,156         110,770         115,862         102,201         255,607         345,156
       ------------     -----------     -----------     -----------     -----------    ------------    ------------
       $ 85,486,290     $26,589,691     $31,502,153     $32,784,709     $30,705,160    $ 93,444,830    $117,840,020
       ============     ===========     ===========     ===========     ===========    ============    ============


       $ 85,486,290     $26,589,691     $31,502,153     $32,784,709     $30,705,160    $ 93,444,830    $117,840,020
       ============     ===========     ===========     ===========     ===========    ============    ============

       $      14.60     $      8.43     $     10.45     $     11.29     $     10.57    $       8.78    $       8.09
       ============     ===========     ===========     ===========     ===========    ============    ============


       $124,724,566     $37,972,957     $60,244,526     $58,262,376     $54,454,001    $121,049,375    $167,280,401
       ============     ===========     ===========     ===========     ===========    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $44,811,065     $12,044,557     $ 8,087,883
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................       (186,392)        (27,110)           (562)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        147,590          39,576          25,029
                                            -----------     -----------     -----------
       Total net assets.................    $44,477,083     $11,977,871     $ 8,062,292
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $44,477,083     $11,977,871     $ 8,062,292
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $      9.69     $      8.03     $     10.26
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $64,490,187     $24,158,729     $12,379,280
                                            ===========     ===========     ===========







                                                               JANUS ASPEN
                                             JANUS ASPEN         SERIES           MFS(R)
                                               SERIES           WORLDWIDE        INVESTORS
                                             BALANCED--         GROWTH--      TRUST SERIES--
                                           SERVICE SHARES    SERVICE SHARES    SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investment, at net asset value........     $30,871,303       $ 9,828,119      $2,264,169
  Dividends due and accrued.............              --                --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................          29,548            (4,704)            (38)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................          79,176            34,220           6,293
                                             -----------       -----------      ----------
       Total net assets.................     $30,821,675       $ 9,789,195      $2,257,838
                                             ===========       ===========      ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............     $30,821,675       $ 9,789,195      $2,257,838
                                             ===========       ===========      ==========

     Variable accumulation unit value...     $     12.68       $      8.42      $    10.44
                                             ===========       ===========      ==========


Identified Cost of Investment...........     $36,513,420       $16,342,661      $3,145,834
                                             ===========       ===========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
           ALGER              CVS             SMALL CAP
         AMERICAN           CALVERT          VALUE FUND,      DREYFUS IP                       FIDELITY(R) VIP
         SMALLCAP           SOCIAL            VARIABLE        TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
         GROWTH--          BALANCED           SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--
      CLASS S SHARES       PORTFOLIO           CLASS B      SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
      --------------------------------------------------------------------------------------------------------------------------


        $14,392,315       $3,650,102         $13,656,475      $ 8,368,524     $107,911,351       $34,678,028       $46,159,068
                 --               --                  --               --               --                --                --

             (1,774)             431               1,772          (10,292)          (2,535)          (14,259)            4,677



             52,409           10,576              43,155           25,211          353,537           123,095           150,610
        -----------       ----------         -----------      -----------     ------------       -----------       -----------
        $14,338,132       $3,639,957         $13,615,092      $ 8,333,021     $107,555,279       $34,540,674       $46,013,135
        ===========       ==========         ===========      ===========     ============       ===========       ===========


        $14,338,132       $3,639,957         $13,615,092      $ 8,333,021     $107,555,279       $34,540,674       $46,013,135
        ===========       ==========         ===========      ===========     ============       ===========       ===========

        $     11.27       $     9.08         $      9.05      $      8.11     $      11.15       $      8.86       $     13.35
        ===========       ==========         ===========      ===========     ============       ===========       ===========


        $21,933,721       $5,525,384         $22,135,731      $12,201,158     $200,779,461       $64,855,776       $78,733,006
        ===========       ==========         ===========      ===========     ============       ===========       ===========






                                         NEUBERGER
                                          BERMAN
                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE      VAN ECK
         RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY         WORLDWIDE
         SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME           HARD
       SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II      ASSETS
      --------------------------------------------------------------------------------------------------------------


        $3,361,158     $133,178,451     $11,311,461     $29,615,785     $24,871,445     $51,009,035    $104,055,823
                --               --              --              --              --              --              --

             1,975          (43,415)            645          19,878          10,394          12,168          (6,234)



            10,430          440,968          41,672         101,634          73,200         170,457         388,235
        ----------     ------------     -----------     -----------     -----------     -----------    ------------
        $3,352,703     $132,694,068     $11,270,434     $29,534,029     $24,808,639     $50,850,746    $103,661,354
        ==========     ============     ===========     ===========     ===========     ===========    ============


        $3,352,703     $132,694,068     $11,270,434     $29,534,029     $24,808,639     $50,850,746    $103,661,354
        ==========     ============     ===========     ===========     ===========     ===========    ============

        $    10.47     $      15.92     $     10.61     $      8.75     $      9.29     $     10.40    $      20.86
        ==========     ============     ===========     ===========     ===========     ===========    ============


        $4,612,804     $209,741,869     $18,308,371     $58,313,692     $37,892,081     $82,344,679    $180,545,496
        ==========     ============     ===========     ===========     ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                            VAN KAMPEN
                                                UIF           VICTORY
                                             EMERGING           VIF
                                              MARKETS       DIVERSIFIED
                                             EQUITY--         STOCK--
                                             CLASS II     CLASS A SHARES
                                          ------------------------------

ASSETS:
  Investment, at net asset value........   $ 57,058,023     $ 6,542,856
  Dividends due and accrued.............             --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         18,693             (49)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        213,511          18,975
                                           ------------     -----------
       Total net assets.................   $ 56,863,205     $ 6,523,832
                                           ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............   $ 56,863,205     $ 6,523,832
                                           ============     ===========

     Variable accumulation unit value...   $      16.14     $      9.43
                                           ============     ===========


Identified Cost of Investment...........   $129,548,191     $10,811,625
                                           ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $ 2,425,944     $    28,480
  Mortality and expense risk charges....       (744,511)       (983,326)       (201,379)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (744,511)      1,442,618        (172,899)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,189,859       7,025,361       2,703,472
  Cost of investments sold..............     (9,033,343)     (6,877,453)     (2,340,132)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................       (843,484)        147,908         363,340
  Realized gain distribution received...        120,089          17,506              --
  Change in unrealized appreciation
     (depreciation) on  investments.....    (10,368,290)       (917,577)     (5,476,030)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...    (11,091,685)       (752,163)     (5,112,690)
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(11,836,196)    $   690,455     $(5,285,589)
                                           ============     ===========     ===========








                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    422,807    $ 12,556,327    $    349,144
  Mortality and expense risk charges....     (1,534,529)     (2,512,899)     (1,731,003)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,111,722)     10,043,428      (1,381,859)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      3,500,207      10,803,558       3,925,202
  Cost of investments sold..............     (3,750,085)    (11,840,051)     (4,215,212)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................       (249,878)     (1,036,493)       (290,010)
  Realized gain distribution received...      1,796,787              --       3,138,545
  Change in unrealized appreciation
     (depreciation) on investments......    (36,135,304)    (46,983,784)    (40,722,718)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...    (34,588,395)    (48,020,277)    (37,874,183)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(35,700,117)   $(37,976,849)   $(39,256,042)
                                           ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  1,954,275    $    242,001    $      3,103    $    864,394    $         --     $  2,677,359      $ 1,961,412
         (2,143,718)       (363,184)     (1,257,703)       (730,818)       (363,550)        (995,264)        (939,582)
       ------------    ------------    ------------    ------------    ------------     ------------      -----------
           (189,443)       (121,183)     (1,254,600)        133,576        (363,550)       1,682,095        1,021,830
       ------------    ------------    ------------    ------------    ------------     ------------      -----------


         15,788,745       1,749,233       6,318,271       1,860,665       3,713,631       13,733,919        7,004,821
        (15,787,777)     (1,887,676)     (6,423,086)     (1,978,896)     (3,052,997)     (15,877,730)      (6,743,084)
       ------------    ------------    ------------    ------------    ------------     ------------      -----------
                968        (138,443)       (104,815)       (118,231)        660,634       (2,143,811)         261,737
                 --       2,664,170         550,623       5,554,053       4,802,555               --               --

              4,228     (11,074,315)    (13,719,589)    (22,724,754)    (17,043,327)     (13,188,458)       3,002,754
       ------------    ------------    ------------    ------------    ------------     ------------      -----------
              5,196      (8,548,588)    (13,273,781)    (17,288,932)    (11,580,138)     (15,332,269)       3,264,491
       ------------    ------------    ------------    ------------    ------------     ------------      -----------

       $   (184,247)   $ (8,669,771)   $(14,528,381)   $(17,155,356)   $(11,943,688)    $(13,650,174)     $ 4,286,321
       ============    ============    ============    ============    ============     ============      ===========








                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $  1,252,137    $         --    $     16,638    $         --    $    558,674    $    243,624    $    605,243
         (1,877,773)       (587,117)       (799,175)       (828,540)       (725,402)     (1,956,314)     (2,601,925)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
           (625,636)       (587,117)       (782,537)       (828,540)       (166,728)     (1,712,690)     (1,996,682)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


          5,848,459       2,223,126       3,555,346       5,038,941       4,735,982       7,264,794       6,361,843
         (5,777,019)     (2,154,613)     (3,781,878)     (3,944,427)     (5,481,479)     (7,750,347)     (6,914,032)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
             71,440          68,513        (226,532)      1,094,514        (745,497)       (485,553)       (552,189)
         12,488,752              --       5,429,650       4,850,948       5,904,053       1,323,026       2,275,363

        (43,536,145)    (14,399,766)    (27,596,519)    (32,212,125)    (21,075,944)    (29,442,460)    (52,289,176)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (30,975,953)    (14,331,253)    (22,393,401)    (26,266,663)    (15,917,388)    (28,604,987)    (50,566,002)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $(31,601,589)   $(14,918,370)   $(23,175,938)   $(27,095,203)   $(16,084,116)   $(30,317,677)   $(52,562,684)
       ============    ============    ============    ============    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,233,527    $         --     $   300,858
  Mortality and expense risk charges....     (1,059,579)       (276,957)       (181,050)
                                           ------------    ------------     -----------
       Net investment income (loss).....        173,948        (276,957)        119,808
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,732,752       1,967,462       2,490,922
  Cost of investments sold..............     (5,417,330)     (2,218,332)     (2,547,752)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................        315,422        (250,870)        (56,830)
  Realized gain distribution received...             --       3,476,591       1,294,333
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (27,937,282)    (11,200,588)     (4,592,415)
                                           ------------    ------------     -----------
       Net gain (loss) on investments...    (27,621,860)     (7,974,867)     (3,354,912)
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(27,447,912)   $ (8,251,824)    $(3,235,104)
                                           ============    ============     ===========








                                                                                JANUS ASPEN
                                                               JANUS ASPEN        SERIES
                                           FIDELITY(R) VIP       SERIES          WORLDWIDE
                                              MID CAP--        BALANCED--        GROWTH--
                                           SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    146,625       $   793,670      $   140,468
  Mortality and expense risk charges....      (1,114,604)         (594,317)        (253,436)
                                            ------------       -----------      -----------
       Net investment income (loss).....        (967,979)          199,353         (112,968)
                                            ------------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       2,907,751         2,303,502        3,298,590
  Cost of investments sold..............      (3,123,053)       (2,165,128)      (2,896,890)
                                            ------------       -----------      -----------
       Net realized gain (loss) on
          investments...................        (215,302)          138,374          401,700
  Realized gain distribution received...       9,457,630         2,127,281               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (38,525,326)       (8,672,089)      (8,023,374)
                                            ------------       -----------      -----------
       Net gain (loss) on investments...     (29,282,998)       (6,406,434)      (7,621,674)
                                            ------------       -----------      -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(30,250,977)      $(6,207,081)     $(7,734,642)
                                            ============       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                           COLUMBIA
                           ALGER             CVS           SMALL CAP
                         AMERICAN          CALVERT        VALUE FUND,     DREYFUS IP                       FIDELITY(R) VIP
        MAINSTAY VP      SMALLCAP          SOCIAL          VARIABLE       TECHNOLOGY     FIDELITY(R) VIP       EQUITY-
          VALUE--        GROWTH--         BALANCED         SERIES--        GROWTH--      CONTRAFUND(R)--      INCOME--
       SERVICE CLASS  CLASS S SHARES      PORTFOLIO         CLASS B     SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2
      --------------------------------------------------------------------------------------------------------------------


       $    733,778    $         --      $   121,884      $    78,319     $        --     $  1,231,931      $  1,168,701
             71,736        (357,894)         (79,458)        (311,344)       (185,073)      (2,623,377)         (887,678)
       ------------    ------------      -----------      -----------     -----------     ------------      ------------
            805,514        (357,894)          42,426         (233,025)       (185,073)      (1,391,446)          281,023
       ------------    ------------      -----------      -----------     -----------     ------------      ------------


         30,966,245       4,261,027          567,234        2,270,702         925,163        6,312,841         5,318,100
        (36,622,491)     (3,234,488)        (634,201)      (2,663,704)       (813,096)      (7,540,666)       (6,565,908)
       ------------    ------------      -----------      -----------     -----------     ------------      ------------
         (5,656,246)      1,026,539          (66,967)        (393,002)        112,067       (1,227,825)       (1,247,808)
          4,170,346         321,498           68,092        2,103,829              --        3,662,744            47,761

            382,071     (14,686,497)      (1,709,742)      (7,089,719)     (5,420,489)     (78,393,303)      (25,377,731)
       ------------    ------------      -----------      -----------     -----------     ------------      ------------
         (1,103,829)    (13,338,460)      (1,708,617)      (5,378,892)     (5,308,422)     (75,958,384)      (26,577,778)
       ------------    ------------      -----------      -----------     -----------     ------------      ------------

       $   (298,315)   $(13,696,354)     $(1,666,191)     $(5,611,917)    $(5,493,495)    $(77,349,830)     $(26,296,755)
       ============    ============      ===========      ===========     ===========     ============      ============






                                                         NEUBERGER
                                                          BERMAN
                                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II
      --------------------------------------------------------------------------------------------------------------


        $    11,609     $    10,427    $   2,100,336    $        --    $  1,163,249    $    199,047    $  1,458,384
            (46,825)        (76,697)      (3,326,151)      (316,258)       (763,110)       (551,648)     (1,231,944)
        -----------     -----------    -------------    -----------    ------------    ------------    ------------
            (35,216)        (66,270)      (1,225,815)      (316,258)        400,139        (352,601)        226,440
        -----------     -----------    -------------    -----------    ------------    ------------    ------------


            571,735         780,546        8,286,443      3,322,701       1,742,240       1,705,687       7,425,090
           (563,773)       (716,248)      (8,263,137)    (3,026,797)     (2,057,261)     (1,797,100)     (8,261,657)
        -----------     -----------    -------------    -----------    ------------    ------------    ------------
              7,962          64,298           23,306        295,904        (315,021)        (91,413)       (836,567)
            155,864              --       25,568,522             --       4,874,714       2,558,892       2,011,218

         (1,182,022)     (1,886,618)    (106,142,678)    (8,851,610)    (25,864,505)    (11,362,531)    (31,616,600)
        -----------     -----------    -------------    -----------    ------------    ------------    ------------
         (1,018,196)     (1,822,320)     (80,550,850)    (8,555,706)    (21,304,812)     (8,895,052)    (30,441,949)
        -----------     -----------    -------------    -----------    ------------    ------------    ------------

        $(1,053,412)    $(1,888,590)   $ (81,776,665)   $(8,871,964)   $(20,904,673)   $ (9,247,653)   $(30,215,509)
        ===========     ===========    =============    ===========    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year end December 31, 2008


                                                            VAN KAMPEN
                                                                UIF           VICTORY
                                              VAN ECK        EMERGING           VIF
                                             WORLDWIDE        MARKETS       DIVERSIFIED
                                               HARD          EQUITY--         STOCK--
                                              ASSETS         CLASS II     CLASS A SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $     392,906   $         --     $    60,493
  Mortality and expense risk charges....      (2,947,221)    (1,611,896)       (139,746)
                                           -------------   ------------     -----------
       Net investment income (loss).....      (2,554,315)    (1,611,896)        (79,253)
                                           -------------   ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      18,077,733      7,432,055         722,306
  Cost of investments sold..............     (12,763,533)    (6,921,229)       (818,854)
                                           -------------   ------------     -----------
       Net realized gain (loss) on
          investments...................       5,314,200        510,826         (96,548)
  Realized gain distribution received...      21,515,237     26,352,799       1,238,171
  Change in unrealized appreciation
     (depreciation) on investments......    (112,954,383)   (93,178,312)     (4,666,260)
                                           -------------   ------------     -----------
       Net gain (loss) on investments...     (86,124,946)   (66,314,687)     (3,524,637)
                                           -------------   ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ (88,679,261)  $(67,926,583)    $(3,603,890)
                                           =============   ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (744,511)      $   154,417       $ 1,442,618       $   634,878
     Net realized gain (loss) on investments................        (843,484)          265,757           147,908            22,589
     Realized gain distribution received....................         120,089         1,635,096            17,506                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (10,368,290)       (2,004,926)         (917,577)          582,053
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (11,836,196)           50,344           690,455         1,239,520
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,041,770        10,999,663        10,128,252         6,638,220
     Policyowners' surrenders...............................      (2,459,871)       (1,672,256)       (3,130,571)       (1,100,568)
     Policyowners' annuity and death benefits...............        (107,650)         (224,193)         (405,495)         (149,068)
     Net transfers from (to) Fixed Account..................       4,071,178         6,473,210         9,303,943         3,799,294
     Transfers between Investment Divisions.................      (8,581,260)       (2,733,116)        6,446,120         4,956,189
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (3,035,833)       12,843,308        22,342,249        14,144,067
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (14,872,029)       12,893,652        23,032,704        15,383,587

NET ASSETS:
     Beginning of period....................................      45,342,925        32,449,273        34,806,081        19,422,494
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $ 30,470,896       $45,342,925       $57,838,785       $34,806,081
                                                                ============       ===========       ===========       ===========








                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                    DEVELOPING GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    133,576       $   166,730      $   (363,550)      $  (210,608)
     Net realized gain (loss) on investments................        (118,231)          134,944           660,634           300,881
     Realized gain distribution received....................       5,554,053           766,076         4,802,555           722,152
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (22,724,754)        1,957,519       (17,043,327)        2,653,206
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (17,155,356)        3,025,269       (11,943,688)        3,465,631
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       9,015,702         6,687,692         4,237,490         6,823,857
     Policyowners' surrenders...............................      (1,620,934)       (1,326,097)         (753,362)         (506,269)
     Policyowners' annuity and death benefits...............        (344,183)          (84,559)         (411,666)          (58,079)
     Net transfers from (to) Fixed Account..................       9,135,208         3,225,111         3,458,971         1,676,160
     Transfers between Investment Divisions.................         364,192         1,234,930        (2,818,468)        2,373,884
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      16,549,985         9,737,077         3,712,965        10,309,553
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................        (605,371)       12,762,346        (8,230,723)       13,775,184

NET ASSETS:
     Beginning of period....................................      34,341,949        21,579,603        22,164,352         8,389,168
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $ 33,736,578       $34,341,949      $ 13,933,629       $22,164,352
                                                                ============       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                                                        MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--                 CASH                     COMMON STOCK--                 ALLOCATION--
             SERVICE CLASS                   MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (172,899)   $  (187,035)  $   (189,443)  $    954,815   $   (121,183)   $   (69,533)  $ (1,254,600)   $   685,964
           363,340        337,025            968           (264)      (138,443)       174,033       (104,815)        86,732
                --             --             --             --      2,664,170      1,454,662        550,623        751,455

        (5,476,030)       768,261          4,228            406    (11,074,315)    (1,371,781)   (13,719,589)      (233,173)
       -----------    -----------   ------------   ------------   ------------    -----------   ------------    -----------

        (5,285,589)       918,251       (184,247)       954,957     (8,669,771)       187,381    (14,528,381)     1,290,978
       -----------    -----------   ------------   ------------   ------------    -----------   ------------    -----------


           730,381      2,818,879     42,090,100     43,728,820      2,921,268      7,299,188     13,450,886     17,705,848
          (693,691)      (531,274)   (12,452,156)    (3,178,672)      (912,133)      (630,843)    (3,395,110)      (647,038)
          (377,086)       (35,876)    (1,764,622)    (1,522,348)       (51,551)       (16,738)      (498,912)       (62,196)
         1,472,176      1,072,600     21,970,202      6,780,718      2,299,677      2,460,687     13,159,056      9,264,131
          (443,531)      (418,451)    79,059,293    (16,709,467)    (1,429,864)       482,476      7,203,638     10,673,494
       -----------    -----------   ------------   ------------   ------------    -----------   ------------    -----------
           688,249      2,905,878    128,902,817     29,099,051      2,827,397      9,594,770     29,919,558     36,934,239
       -----------    -----------   ------------   ------------   ------------    -----------   ------------    -----------
        (4,597,340)     3,824,129    128,718,570     30,054,008     (5,842,374)     9,782,151     15,391,177     38,225,217


        12,937,839      9,113,710     48,818,871     18,764,863     20,713,101     10,930,950     51,209,187     12,983,970
       -----------    -----------   ------------   ------------   ------------    -----------   ------------    -----------
       $ 8,340,499    $12,937,839   $177,537,441   $ 48,818,871   $ 14,870,727    $20,713,101   $ 66,600,364    $51,209,187
       ===========    ===========   ============   ============   ============    ===========   ============    ===========







                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $  1,682,095   $  2,363,918    $ 1,021,830    $   596,983   $ (1,111,722)   $  (248,864)  $ 10,043,428   $  6,382,276
        (2,143,811)      (480,471)       261,737         31,613       (249,878)       212,166     (1,036,493)        91,052
                --             --             --             --      1,796,787      2,578,520             --             --


       (13,188,458)    (1,985,500)     3,002,754        187,129    (36,135,304)       571,348    (46,983,784)    (6,794,553)
      ------------   ------------    -----------    -----------   ------------    -----------   ------------   ------------

       (13,650,174)      (102,053)     4,286,321        815,725    (35,700,117)     3,113,170    (37,976,849)      (321,225)
      ------------   ------------    -----------    -----------   ------------    -----------   ------------   ------------

         6,569,777     29,792,807      8,843,485      3,809,606     18,614,996     32,050,100     18,479,745     37,457,210
        (2,919,759)    (2,567,359)    (3,059,618)      (832,301)    (2,896,064)    (1,500,997)    (6,880,657)    (4,247,796)
          (286,396)      (289,055)      (319,940)      (111,442)       (64,990)       (12,664)    (1,006,473)      (761,179)
         6,261,779     12,672,860      7,264,308      1,764,701     15,439,063      9,901,140     18,966,377     18,857,524
       (14,280,302)   (18,692,832)    37,998,985      1,945,703     (3,687,636)     2,861,743    (12,013,696)    (1,279,672)
      ------------   ------------    -----------    -----------   ------------    -----------   ------------   ------------
        (4,654,901)    20,916,421     50,727,220      6,576,267     27,405,369     43,299,322     17,545,296     50,026,087
      ------------   ------------    -----------    -----------   ------------    -----------   ------------   ------------
       (18,305,075)    20,814,368     55,013,541      7,391,992     (8,294,748)    46,412,492    (20,431,553)    49,704,862


        58,459,461     37,645,093     20,652,352     13,260,360     73,679,650     27,267,158    133,733,583     84,028,721
      ------------   ------------    -----------    -----------   ------------    -----------   ------------   ------------
      $ 40,154,386   $ 58,459,461    $75,665,893    $20,652,352   $ 65,384,902    $73,679,650   $113,302,030   $133,733,583
      ============   ============    ===========    ===========   ============    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                          MAINSTAY VP
                                                                          ICAP SELECT                         MAINSTAY VP
                                                                           EQUITY--                        INCOME & GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,381,859)      $  (318,786)          --           $    189,688
     Net realized gain (loss) on investments................        (290,010)          441,061           --             (1,603,323)
     Realized gain distribution received....................       3,138,545         1,354,212           --              2,015,925
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (40,722,718)       (1,386,239)          --             (1,062,256)
                                                                ------------       -----------           --           ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (39,256,042)           90,248           --               (459,966)
                                                                ------------       -----------           --           ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      14,297,898        20,269,464           --              1,588,179
     Policyowners' surrenders...............................      (2,836,258)       (1,101,294)          --               (291,006)
     Policyowners' annuity and death benefits...............        (142,159)         (197,512)          --               (117,214)
     Net transfers from (to) Fixed Account..................      14,820,245         8,731,588           --              3,631,989
     Transfers between Investment Divisions.................      27,708,246        15,179,049           --            (12,614,898)
                                                                ------------       -----------           --           ------------
       Net contributions and (withdrawals)..................      53,847,972        42,881,295           --             (7,802,950)
                                                                ------------       -----------           --           ------------
          Increase (decrease) in net assets.................      14,591,930        42,971,543           --             (8,262,916)

NET ASSETS:
     Beginning of period....................................      53,112,681        10,141,138           --              8,262,916
                                                                ------------       -----------           --           ------------
     End of period..........................................    $ 67,704,611       $53,112,681           --           $         --
                                                                ============       ===========           ==           ============







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                        MID CAP VALUE--                      ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (166,728)      $  (369,473)     $ (1,712,690)      $   547,425
     Net realized gain (loss) on investments................        (745,497)          413,941          (485,553)          135,825
     Realized gain distribution received....................       5,904,053         4,043,358         1,323,026         1,542,081
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (21,075,944)       (6,184,775)      (29,442,460)          492,305
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (16,084,116)       (2,096,949)      (30,317,677)        2,717,636
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,609,586        10,392,531        28,186,458        30,387,019
     Policyowners' surrenders...............................      (2,522,990)       (2,247,870)       (4,335,526)       (1,554,059)
     Policyowners' annuity and death benefits...............        (463,729)         (272,117)         (281,805)         (362,490)
     Net transfers from (to) Fixed Account..................       3,174,694         5,422,267        26,779,380        13,123,211
     Transfers between Investment Divisions.................      (2,897,931)         (952,259)       (4,592,714)        4,113,916
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................        (100,370)       12,342,552        45,755,793        45,707,597
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (16,184,486)       10,245,603        15,438,116        48,425,233

NET ASSETS:
     Beginning of period....................................      46,889,646        36,644,043        78,006,714        29,581,481
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $ 30,705,160       $46,889,646      $ 93,444,830       $78,006,714
                                                                ============       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP                   MAINSTAY VP
             INTERNATIONAL                   LARGE CAP                    MAINSTAY VP                   MAINSTAY VP
                EQUITY--                      GROWTH--                   MID CAP CORE--               MID CAP GROWTH--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (625,636)  $   (874,869)  $   (587,117)   $  (262,314)  $   (782,537)   $  (634,404)  $   (828,540)   $  (830,189)
            71,440        432,586         68,513        286,290       (226,532)       375,255      1,094,514        549,275
        12,488,752      5,951,786             --             --      5,429,650      4,713,371      4,850,948      3,799,123

       (43,536,145)    (4,700,617)   (14,399,766)     2,444,639    (27,596,519)    (4,286,944)   (32,212,125)     1,799,264
      ------------   ------------   ------------    -----------   ------------    -----------   ------------    -----------

       (31,601,589)       808,886    (14,918,370)     2,468,615    (23,175,938)       167,278    (27,095,203)     5,317,473
      ------------   ------------   ------------    -----------   ------------    -----------   ------------    -----------

        13,404,802     33,898,491      6,853,217      8,685,001      4,962,253     14,994,524      5,582,553     10,941,276
        (3,863,016)    (3,063,835)    (1,157,428)      (627,457)    (1,805,119)    (1,677,314)    (2,304,919)    (2,039,477)
          (422,427)      (227,408)      (249,206)       (91,019)      (153,471)      (115,500)      (357,531)      (239,381)
        14,713,277     15,355,508      8,225,757      3,105,119      5,512,334      6,772,499      5,065,025      4,142,430
        (7,828,077)       (22,693)     2,753,093      2,482,125     (4,255,923)      (683,632)    (5,743,586)     1,013,230
      ------------   ------------   ------------    -----------   ------------    -----------   ------------    -----------
        16,004,559     45,940,063     16,425,433     13,553,769      4,260,074     19,290,577      2,241,542     13,818,078
      ------------   ------------   ------------    -----------   ------------    -----------   ------------    -----------
       (15,597,030)    46,748,949      1,507,063     16,022,384    (18,915,864)    19,457,855    (24,853,661)    19,135,551

       101,083,320     54,334,371     25,082,628      9,060,244     50,418,017     30,960,162     57,638,370     38,502,819
      ------------   ------------   ------------    -----------   ------------    -----------   ------------    -----------
      $ 85,486,290   $101,083,320   $ 26,589,691    $25,082,628   $ 31,502,153    $50,418,017   $ 32,784,709    $57,638,370
      ============   ============   ============    ===========   ============    ===========   ============    ===========






              MAINSTAY VP
                MODERATE                                                  MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    SMALL CAP                    MAINSTAY VP
              ALLOCATION--                S&P 500 INDEX--                   GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,996,682)  $    339,025   $    173,948    $  (106,791)  $   (276,957)   $  (326,476)   $   119,808    $    43,584
          (552,189)       247,511        315,422        415,162       (250,870)       247,101        (56,830)       171,556
         2,275,363      3,605,231             --             --      3,476,591      1,457,877      1,294,333        718,569

       (52,289,176)       604,086    (27,937,282)     1,128,142    (11,200,588)    (2,435,263)    (4,592,415)      (474,373)
      ------------   ------------   ------------    -----------   ------------    -----------    -----------    -----------

       (52,562,684)     4,795,853    (27,447,912)     1,436,513     (8,251,824)    (1,056,761)    (3,235,104)       459,336
      ------------   ------------   ------------    -----------   ------------    -----------    -----------    -----------

        36,312,250     52,057,233      5,608,209     15,018,291      1,907,185      3,333,163      1,007,913      1,716,213
        (4,753,320)    (2,094,985)    (2,712,136)    (2,460,339)      (876,439)      (916,207)      (751,410)      (716,116)
          (176,719)      (476,120)      (263,332)      (321,376)       (62,128)       (46,257)       (15,127)       (87,663)
        24,074,107     18,011,079      5,554,464      5,978,264        895,365      1,197,464      1,181,580      1,217,901
        (6,359,665)     1,575,044     (3,433,005)    (2,174,831)    (1,215,983)    (1,183,024)    (1,170,762)        55,751
      ------------   ------------   ------------    -----------   ------------    -----------    -----------    -----------
        49,096,653     69,072,251      4,754,200     16,040,009        648,000      2,385,139        252,194      2,186,086
      ------------   ------------   ------------    -----------   ------------    -----------    -----------    -----------
        (3,466,031)    73,868,104    (22,693,712)    17,476,522     (7,603,824)     1,328,378     (2,982,910)     2,645,422

       121,306,051     47,437,947     67,170,795     49,694,273     19,581,695     18,253,317     11,045,202      8,399,780
      ------------   ------------   ------------    -----------   ------------    -----------    -----------    -----------
      $117,840,020   $121,306,051   $ 44,477,083    $67,170,795   $ 11,977,871    $19,581,695    $ 8,062,292    $11,045,202
      ============   ============   ============    ===========   ============    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                            ALGER AMERICAN
                                                                          MAINSTAY VP                          SMALLCAP
                                                                            VALUE--                            GROWTH--
                                                                         SERVICE CLASS                      CLASS S SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    805,514       $   (51,805)     $   (357,894)      $  (506,683)
     Net realized gain (loss) on investments................      (5,656,246)          492,488         1,026,539         1,379,140
     Realized gain distribution received....................       4,170,346         2,535,327           321,498                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         382,071        (3,194,111)      (14,686,497)        3,108,955
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (298,315)         (218,101)      (13,696,354)        3,981,412
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         822,309         8,210,616           117,092         4,615,768
     Policyowners' surrenders...............................        (668,677)       (1,324,778)       (1,117,406)       (1,229,785)
     Policyowners' annuity and death benefits...............         (13,342)         (123,261)          (51,216)         (140,856)
     Net transfers from (to) Fixed Account..................       1,067,963         3,817,876           105,151         2,236,519
     Transfers between Investment Divisions.................     (31,121,937)       (2,455,475)       (1,951,928)       (2,161,278)
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................     (29,913,684)        8,124,978        (2,898,307)        3,320,368
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (30,211,999)        7,906,877       (16,594,661)        7,301,780

NET ASSETS:
     Beginning of period....................................      30,211,999        22,305,122        30,932,793        23,631,013
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $         --       $30,211,999      $ 14,338,132       $30,932,793
                                                                ============       ===========      ============       ===========






                                                                          FIDELITY(R)                         FIDELITY(R)
                                                                              VIP                                 VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                        SERVICE CLASS 2                     SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    281,023       $   113,171      $   (967,979)      $  (641,560)
     Net realized gain (loss) on investments................      (1,247,808)          152,853          (215,302)          341,392
     Realized gain distribution received....................          47,761         4,794,012         9,457,630         4,008,596
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (25,377,731)       (6,275,130)      (38,525,326)        2,274,222
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (26,296,755)       (1,215,094)      (30,250,977)        5,982,650
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,932,273        17,118,682         7,979,790        15,769,662
     Policyowners' surrenders...............................      (2,525,811)       (1,863,414)       (2,613,865)       (2,044,247)
     Policyowners' annuity and death benefits...............        (134,327)         (261,664)         (212,337)         (251,518)
     Net transfers from (to) Fixed Account..................       5,905,461         6,758,217         8,236,549         7,457,811
     Transfers between Investment Divisions.................      (4,783,009)        1,436,326        (4,119,449)         (427,690)
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................       3,394,587        23,188,147         9,270,688        20,504,018
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (22,902,168)       21,973,053       (20,980,289)       26,486,668

NET ASSETS:
     Beginning of period....................................      57,442,842        35,469,789        66,993,424        40,506,756
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $ 34,540,674       $57,442,842      $ 46,013,135       $66,993,424
                                                                ============       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
              CVS CALVERT                    SMALL CAP                     DREYFUS IP                   FIDELITY(R)
                 SOCIAL                     VALUE FUND,                    TECHNOLOGY                       VIP
                BALANCED                      VARIABLE                      GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                  SERIES--CLASS B                SERVICE SHARES               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $    42,426    $   42,686     $  (233,025)   $  (246,294)   $  (185,073)   $  (148,758)  $ (1,391,446)  $   (977,106)
           (66,967)       51,646        (393,002)       217,504        112,067        157,360     (1,227,825)       174,002
            68,092       261,056       2,103,829      1,770,326             --             --      3,662,744     35,705,042

        (1,709,742)     (327,970)     (7,089,719)    (2,671,408)    (5,420,489)       976,391    (78,393,303)   (18,820,484)
       -----------    ----------     -----------    -----------    -----------    -----------   ------------   ------------

        (1,666,191)       27,418      (5,611,917)      (929,872)    (5,493,495)       984,993    (77,349,830)    16,081,454
       -----------    ----------     -----------    -----------    -----------    -----------   ------------   ------------

           641,148       901,757       1,652,531      4,301,619      1,750,816      2,513,496     20,600,634     39,532,838
          (181,165)     (114,912)       (630,692)      (629,882)      (474,081)      (396,714)    (5,399,042)    (4,408,939)
           (46,108)           --         (71,612)       (46,015)       (15,197)       (43,735)      (376,875)      (530,184)
           556,835       419,538       1,465,493      2,566,295      1,316,234        990,720     22,841,634     18,150,051
          (308,717)     (237,848)     (1,285,216)      (532,401)      (447,935)       354,794     (4,395,277)      (572,463)
       -----------    ----------     -----------    -----------    -----------    -----------   ------------   ------------
           661,993       968,535       1,130,504      5,659,616      2,129,837      3,418,561     33,271,074     52,171,303
       -----------    ----------     -----------    -----------    -----------    -----------   ------------   ------------
        (1,004,198)      995,953      (4,481,413)     4,729,744     (3,363,658)     4,403,554    (44,078,756)    68,252,757


         4,644,155     3,648,202      18,096,505     13,366,761     11,696,679      7,293,125    151,634,035     83,381,278
       -----------    ----------     -----------    -----------    -----------    -----------   ------------   ------------
       $ 3,639,957    $4,644,155     $13,615,092    $18,096,505    $ 8,333,021    $11,696,679   $107,555,279   $151,634,035
       ===========    ==========     ===========    ===========    ===========    ===========   ============   ============





                                            JANUS ASPEN
              JANUS ASPEN                      SERIES
                 SERIES                      WORLDWIDE                  MFS(R) INVESTORS                   MFS(R)
               BALANCED--                     GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
             SERVICE SHARES                SERVICE SHARES                SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   199,353    $   158,375    $  (112,968)   $  (118,421)   $   (35,216)   $  (21,932)    $   (66,270)   $  (45,790)
           138,374        218,942        401,700        215,994          7,962        74,198          64,298        53,062
         2,127,281             --             --             --        155,864        15,603              --            --

        (8,672,089)     1,295,018     (8,023,374)       343,773     (1,182,022)       74,368      (1,886,618)      317,249
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    ----------

        (6,207,081)     1,672,335     (7,734,642)       441,346     (1,053,412)      142,237      (1,888,590)      324,521
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    ----------

         5,020,166      5,133,478      1,994,151      4,188,251        834,841       457,464         505,615       971,694
        (1,654,271)    (1,116,660)      (715,458)      (469,290)      (101,582)      (64,203)       (168,729)     (117,262)
           (21,162)      (189,841)       (54,127)       (16,724)        (6,873)      (17,163)        (10,230)       (6,961)
         6,028,603      3,334,414      2,678,935      2,036,456        449,389       185,414         563,480       531,531
           292,161      1,169,079       (382,663)       565,389       (265,530)       58,458        (194,150)      267,864
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    ----------
         9,665,497      8,330,470      3,520,838      6,304,082        910,245       619,970         695,986     1,646,866
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    ----------
         3,458,416     10,002,805     (4,213,804)     6,745,428       (143,167)      762,207      (1,192,604)    1,971,387

        27,363,259     17,360,454     14,002,999      7,257,571      2,401,005     1,638,798       4,545,307     2,573,920
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    ----------
       $30,821,675    $27,363,259    $ 9,789,195    $14,002,999    $ 2,257,838    $2,401,005     $ 3,352,703    $4,545,307
       ===========    ===========    ===========    ===========    ===========    ==========     ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                            MFS(R)                             NEUBERGER
                                                                           UTILITIES                            BERMAN
                                                                           SERIES--                           AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  (1,225,815)    $ (1,260,578)      $  (316,258)      $  (181,164)
     Net realized gain (loss) on investments................           23,306          807,224           295,904           271,551
     Realized gain distribution received....................       25,568,522        6,331,900                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (106,142,678)      17,280,963        (8,851,610)        1,284,306
                                                                -------------     ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (81,776,665)      23,159,509        (8,871,964)        1,374,693
                                                                -------------     ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       31,350,618       56,802,337         2,487,764         6,153,434
     Policyowners' surrenders...............................       (8,203,363)      (4,715,952)         (739,636)         (473,123)
     Policyowners' annuity and death benefits...............         (464,423)        (858,086)          (88,288)          (12,019)
     Net transfers from (to) Fixed Account..................       32,269,737       22,511,535         2,542,416         1,959,758
     Transfers between Investment Divisions.................      (12,026,005)       5,807,166        (1,986,833)        3,279,770
                                                                -------------     ------------       -----------       -----------
       Net contributions and (withdrawals)..................       42,926,564       79,547,000         2,215,423        10,907,820
                                                                -------------     ------------       -----------       -----------
          Increase (decrease) in net assets.................      (38,850,101)     102,706,509        (6,656,541)       12,282,513
NET ASSETS:
     Beginning of period....................................      171,544,169       68,837,660        17,926,975         5,644,462
                                                                -------------     ------------       -----------       -----------
     End of period..........................................    $ 132,694,068     $171,544,169       $11,270,434       $17,926,975
                                                                =============     ============       ===========       ===========






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                         EQUITY INCOME                           HARD
                                                                         PORTFOLIO--II                          ASSETS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    226,440       $  (110,066)     $  (2,554,315)    $ (1,561,850)
     Net realized gain (loss) on investments................        (836,567)          330,080          5,314,200        1,099,609
     Realized gain distribution received....................       2,011,218         4,379,412         21,515,237        8,103,279
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (31,616,600)       (4,682,538)      (112,954,383)      26,500,670
                                                                ------------       -----------      -------------     ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (30,215,509)          (83,112)       (88,679,261)      34,141,708
                                                                ------------       -----------      -------------     ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,358,658        20,454,557         30,113,144       43,510,901
     Policyowners' surrenders...............................      (3,033,440)       (2,916,387)        (7,284,493)      (3,951,164)
     Policyowners' annuity and death benefits...............        (222,454)         (347,734)          (532,079)        (465,122)
     Net transfers from (to) Fixed Account..................       8,725,082         8,456,802         28,142,052       15,697,501
     Transfers between Investment Divisions.................      (6,738,093)           (9,248)        (7,469,979)       2,084,811
                                                                ------------       -----------      -------------     ------------
       Net contributions and (withdrawals)..................       5,089,753        25,637,990         42,968,645       56,876,927
                                                                ------------       -----------      -------------     ------------
          Increase (decrease) in net assets.................     (25,125,756)       25,554,878        (45,710,616)      91,018,635
NET ASSETS:
     Beginning of period....................................      75,976,502        50,421,624        149,371,970       58,353,335
                                                                ------------       -----------      -------------     ------------
     End of period..........................................    $ 50,850,746       $75,976,502      $ 103,661,354     $149,371,970
                                                                ============       ===========      =============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











            ROYCE MICRO-CAP               ROYCE SMALL-CAP
              PORTFOLIO--                   PORTFOLIO--
            INVESTMENT CLASS              INVESTMENT CLASS
     ----------------------------- -----------------------------
          2008           2007           2008           2007
     -----------------------------------------------------------



      $    400,139    $    54,799   $   (352,601)   $  (345,830)
          (315,021)       131,168        (91,413)        38,386
         4,874,714      3,058,462      2,558,892      1,098,756

       (25,864,505)    (3,458,662)   (11,362,531)    (2,229,872)
      ------------    -----------   ------------    -----------

       (20,904,673)      (214,233)    (9,247,653)    (1,438,560)
      ------------    -----------   ------------    -----------

         7,130,172     16,133,102      4,860,084      9,399,307
        (1,386,948)      (986,500)    (1,016,693)      (681,703)
           (67,190)       (63,650)       (39,163)       (72,767)
         8,667,384      5,535,767      5,222,675      3,899,619
        (1,349,803)       630,736        461,727        488,641
      ------------    -----------   ------------    -----------
        12,993,615     21,249,455      9,488,630     13,033,097
      ------------    -----------   ------------    -----------
        (7,911,058)    21,035,222        240,977     11,594,537

        37,445,087     16,409,865     24,567,662     12,973,125
      ------------    -----------   ------------    -----------
      $ 29,534,029    $37,445,087   $ 24,808,639    $24,567,662
      ============    ===========   ============    ===========





                VAN KAMPEN                        VICTORY
                    UIF                             VIF
             EMERGING MARKETS               DIVERSIFIED STOCK--
             EQUITY--CLASS II                 CLASS A SHARES
      ------------------------------  ------------------------------
           2008            2007            2008            2007
      --------------------------------------------------------------




       $ (1,611,896)    $  (767,920)    $   (79,253)    $  (67,932)
            510,826       1,427,065         (96,548)       113,621
         26,352,799       6,517,219       1,238,171        505,162

        (93,178,312)     11,770,673      (4,666,260)      (121,632)
       ------------     -----------     -----------     ----------

        (67,926,583)     18,947,037      (3,603,890)       429,219
       ------------     -----------     -----------     ----------

         19,369,127      30,853,801       1,155,704      1,633,162
         (3,872,800)     (2,386,765)       (266,104)      (229,983)
           (336,796)       (125,776)        (26,689)        (4,098)
         18,386,157       9,648,647       1,294,470        830,725
         (3,111,387)     (1,128,787)        402,859       (100,502)
       ------------     -----------     -----------     ----------
         30,434,301      36,861,120       2,560,240      2,129,304
       ------------     -----------     -----------     ----------
        (37,492,282)     55,808,157      (1,043,650)     2,558,523

         94,355,487      38,547,330       7,567,482      5,008,959
       ------------     -----------     -----------     ----------
       $ 56,863,205     $94,355,487     $ 6,523,832     $7,567,482
       ============     ===========     ===========     ==========














The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
Alger American SmallCap Growth--Class S Shares(2)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

-------

(1) The MainStay VP Value--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on May 16, 2008.
(2) New allocations to Alger American SmallCap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of Separate Account-IV are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......         3,769             4,208               509           177,507
Identified cost........       $41,451           $57,967           $12,141          $177,512






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
                              BOND--           EQUITY--          EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        16,697             8,133             7,641             2,927
Identified cost........      $162,256          $108,740          $124,725           $37,973



Investment activity for the year ended December 31, 2008, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $4,571            $30,897           $3,265           $144,914
Proceeds from sales....        8,190              7,025            2,703             15,789






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
                              BOND--           EQUITY--          EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $38,222           $60,198           $34,239           $18,289
Proceeds from sales....        10,804             3,925             5,848             2,223

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            1,242             7,526             4,669             2,703             5,783             6,486             9,365
          $26,060           $80,277           $52,602           $27,308           $55,313           $72,262           $99,459






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            4,499             4,472             4,721            11,295            15,656             2,449             2,656
          $60,245           $58,262           $54,454          $121,049          $167,280           $64,490           $24,159









        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $7,173            $35,612           $24,338           $12,083           $11,140           $58,664           $32,390
           1,749              6,318             1,861             3,714            13,734             7,005             3,500






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $12,585           $11,558           $10,521           $53,297           $55,964           $11,003           $5,872
            3,555             5,039             4,736             7,265             6,362             5,733            1,967

--------------------------------------------------------------------------------









                                                                   ALGER               CVS
                            MAINSTAY VP                          AMERICAN            CALVERT
                               TOTAL          MAINSTAY VP        SMALLCAP            SOCIAL
                             RETURN--           VALUE--          GROWTH--           BALANCED
                           SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        PORTFOLIO
                          ----------------------------------------------------------------------


Number of shares.......           758              --                 832             2,925
Identified cost........       $12,379             $--             $21,934            $5,525





                                                                                   NEUBERGER
                                                                                  BERMAN AMT
                              MFS(R)            MFS(R)            MFS(R)            MID-CAP
                             INVESTORS         RESEARCH          UTILITIES          GROWTH
                          TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S
                          --------------------------------------------------------------------



Number of shares.......          156               262              7,395               712
Identified cost........       $3,146            $4,613           $209,742           $18,308








                                                                   ALGER               CVS
                            MAINSTAY VP                          AMERICAN            CALVERT
                               TOTAL          MAINSTAY VP        SMALLCAP            SOCIAL
                             RETURN--           VALUE--          GROWTH--           BALANCED
                           SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        PORTFOLIO
                          ----------------------------------------------------------------------


Purchases..............       $4,226            $ 6,023           $1,306             $1,345
Proceeds from sales....        2,491             30,966            4,261                567





                                                                                   NEUBERGER
                                                                                  BERMAN AMT
                              MFS(R)            MFS(R)            MFS(R)            MID-CAP
                             INVESTORS         RESEARCH          UTILITIES          GROWTH
                          TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S
                          --------------------------------------------------------------------


Purchases..............       $1,604            $1,423            $76,521           $5,338
Proceeds from sales....          572               781              8,286            3,323

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







         COLUMBIA
         SMALL CAP                                                   FIDELITY(R)
        VALUE FUND,         DREYFUS IP           FIDELITY(R)             VIP             FIDELITY(R)         JANUS ASPEN
         VARIABLE           TECHNOLOGY               VIP               EQUITY-               VIP               SERIES
         SERIES--            GROWTH--          CONTRAFUND(R)--        INCOME--            MID CAP--          BALANCED--
          CLASS B         SERVICE SHARES       SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


            1,207               1,341                7,128               2,668               2,547               1,300
          $22,136             $12,201             $200,779             $64,856             $78,733             $36,513

        JANUS ASPEN
          SERIES
         WORLDWIDE
         GROWTH--
      SERVICE SHARES
      --------------


              515
          $16,343





                                                                                    VAN KAMPEN
           ROYCE                                 T. ROWE                                UIF             VICTORY
         MICRO-CAP            ROYCE               PRICE                              EMERGING             VIF
        PORTFOLIO--         SMALL-CAP            EQUITY             VAN ECK           MARKETS         DIVERSIFIED
        INVESTMENT         PORTFOLIO--           INCOME            WORLDWIDE         EQUITY--           STOCK--
           CLASS        INVESTMENT CLASS      PORTFOLIO-II        HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------


            4,911              3,874               3,565              5,550             7,478               940
          $58,314            $37,892             $82,345           $180,545          $129,548           $10,812






         COLUMBIA
         SMALL CAP                                                   FIDELITY(R)
        VALUE FUND,         DREYFUS IP           FIDELITY(R)             VIP             FIDELITY(R)         JANUS ASPEN
         VARIABLE           TECHNOLOGY               VIP               EQUITY-               VIP               SERIES
         SERIES--            GROWTH--          CONTRAFUND(R)--        INCOME--            MID CAP--          BALANCED--
          CLASS B         SERVICE SHARES       SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


          $5,306              $2,916               $42,500             $9,235              $20,839             $14,381
           2,271                 925                 6,313              5,318                2,908               2,304

        JANUS ASPEN
          SERIES
         WORLDWIDE
         GROWTH--
      SERVICE SHARES
      --------------


          $6,866
           3,299





                                                                                    VAN KAMPEN
           ROYCE                                 T. ROWE                                UIF             VICTORY
         MICRO-CAP            ROYCE               PRICE                              EMERGING             VIF
        PORTFOLIO--         SMALL-CAP            EQUITY             VAN ECK           MARKETS         DIVERSIFIED
        INVESTMENT         PORTFOLIO--           INCOME            WORLDWIDE         EQUITY--           STOCK--
           CLASS        INVESTMENT CLASS      PORTFOLIO-II        HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------


          $20,386            $13,481             $14,851            $80,858           $63,166           $4,455
            1,742              1,706               7,425             18,078             7,432              722

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Elite Variable Annuity there is a lower surrender charge. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the Accumulation Value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity) and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:




                                                                           MAINSTAY VP
                                 MAINSTAY VP          MAINSTAY VP            CAPITAL            MAINSTAY VP
                                  BALANCED--             BOND--          APPRECIATION--             CASH
                                SERVICE CLASS        SERVICE CLASS        SERVICE CLASS          MANAGEMENT
                              -----------------    -----------------    ----------------    -------------------
                                2008       2007      2008       2007      2008      2007      2008        2007
                              ---------------------------------------------------------------------------------

Units issued................      717     1,421      2,108     1,300       172       259     122,693     44,552
Units redeemed..............   (1,105)     (391)      (327)     (109)     (117)      (73)    (12,808)   (18,966)
                               ------     -----      -----     -----      ----       ---     -------    -------
  Net increase (decrease)...     (388)    1,030      1,781     1,191        55       186     109,885     25,586
                               ======     =====      =====     =====      ====       ===     =======    =======


                                        MAINSTAY VP
                                          COMMON
                                          STOCK--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        374             611
Units redeemed..............       (201)            (40)
                                   ----             ---
  Net increase (decrease)...        173             571
                                   ====             ===






                                 MAINSTAY VP
                                  HIGH YIELD          MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                  CORPORATE           ICAP SELECT           INCOME &          INTERNATIONAL
                                    BOND--              EQUITY--            GROWTH--             EQUITY--
                                SERVICE CLASS        SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                              -----------------    -----------------    ----------------    -----------------
                                2008       2007      2008       2007      2008      2007      2008       2007
                              -------------------------------------------------------------------------------

Units issued................    2,790     3,850      3,845     2,729       --        331      1,588     2,414
Units redeemed..............   (1,681)     (445)      (282)      (81)      --       (893)      (835)     (173)
                               ------     -----      -----     -----       --       ----      -----     -----
  Net increase (decrease)...    1,109     3,405      3,563     2,648       --       (562)       753     2,241
                               ======     =====      =====     =====       ==       ====      =====     =====


                                        MAINSTAY VP
                                         LARGE CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................       1,494           1,072
Units redeemed..............        (137)            (56)
                                   -----           -----
  Net increase (decrease)...       1,357           1,016
                                   =====           =====






                                                                                                ALGER
                                 MAINSTAY VP         MAINSTAY VP                              AMERICAN
                                  SMALL CAP             TOTAL            MAINSTAY VP          SMALLCAP
                                  GROWTH--            RETURN--             VALUE--            GROWTH--
                                SERVICE CLASS       SERVICE CLASS       SERVICE CLASS      CLASS S SHARES
                              ----------------    ----------------    ----------------    ----------------
                                2008      2007      2008      2007      2008      2007      2008      2007
                              ----------------------------------------------------------------------------

Units issued................     239       302       175       200        128      703         7       338
Units redeemed..............    (202)     (153)     (168)      (59)    (2,005)    (235)     (196)     (174)
                                ----      ----      ----       ---     ------     ----      ----      ----
  Net increase (decrease)...      37       149         7       141     (1,877)     468      (189)      164
                                ====      ====      ====       ===     ======     ====      ====      ====


                                        CVS CALVERT
                                          SOCIAL
                                         BALANCED
                                         PORTFOLIO
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        100              96
Units redeemed..............        (50)            (27)
                                    ---             ---
  Net increase (decrease)...         50              69
                                    ===             ===





                                 JANUS ASPEN
                                   SERIES
                                  WORLDWIDE            MFS(R)              MFS(R)               MFS(R)
                                  GROWTH--            INVESTORS           RESEARCH            UTILITIES
                                   SERVICE         TRUST SERIES--         SERIES--             SERIES--
                                   SHARES           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                              ----------------    ----------------    ----------------    -----------------
                                2008      2007      2008      2007      2008      2007      2008       2007
                              -----------------------------------------------------------------------------

Units issued................     375       422        96       44         77       109      2,839     3,498
Units redeemed..............    (117)      (31)      (33)      (5)       (33)       (8)    (1,156)     (236)
                                ----       ---       ---       --        ---       ---     ------     -----
  Net increase (decrease)...     258       391        63       39         44       101      1,683     3,262
                                ====       ===       ===       ==        ===       ===     ======     =====


                                         NEUBERGER
                                        BERMAN AMT
                                          MID-CAP
                                          GROWTH
                                        PORTFOLIO--
                                          CLASS S
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        314             612
Units redeemed..............       (198)            (28)
                                   ----             ---
  Net increase (decrease)...        116             584
                                   ====             ===


                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                 MAINSTAY VP                          MAINSTAY VP        MAINSTAY VP
                                 CONSERVATIVE       MAINSTAY VP       DEVELOPING          FLOATING          MAINSTAY VP
                                 ALLOCATION--      CONVERTIBLE--       GROWTH--            RATE--          GOVERNMENT--
                                SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                              -----------------  ----------------  ----------------  ------------------  ----------------
                                2008       2007    2008      2007    2008      2007    2008       2007     2008      2007
                              -------------------------------------------------------------------------------------------

                                3,113     3,333    1,337      716     505       580    1,214      3,776    4,432      645
                                 (427)      (63)    (199)     (97)   (272)      (34)  (1,760)    (1,973)    (304)     (84)
                                -----     -----    -----      ---    ----       ---   ------     ------    -----      ---
                                2,686     3,270    1,138      619     233       546     (546)     1,803    4,128      561
                                =====     =====    =====      ===    ====       ===   ======     ======    =====      ===


                                        MAINSTAY VP
                                          GROWTH
                                       ALLOCATION--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                   3,305           3,646
                                    (695)           (125)
                                   -----           -----
                                   2,610           3,521
                                   =====           =====






                                                                                                           MAINSTAY VP
                                 MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE
                                   MID CAP            MID CAP           MID CAP           MODERATE            GROWTH
                                    CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--
                                SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                              -----------------  ----------------  ----------------  -----------------  -----------------
                                2008       2007    2008      2007    2008      2007    2008       2007    2008       2007
                              -------------------------------------------------------------------------------------------

                                 677      1,134     619       754     400       897    5,144     4,045    5,737     6,046
                                (432)      (136)   (517)     (114)   (471)     (210)  (1,071)     (166)  (1,248)     (220)
                                ----      -----    ----      ----    ----      ----   ------     -----   ------     -----
                                 245        998     102       640     (71)      687    4,073     3,879    4,489     5,826
                                ====      =====    ====      ====    ====      ====   ======     =====   ======     =====


                                        MAINSTAY VP
                                          S&P 500
                                          INDEX--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                    806            1,301
                                   (537)            (324)
                                   ----            -----
                                    269              977
                                   ====            =====






                                  COLUMBIA
                                  SMALL CAP        DREYFUS IP
                                 VALUE FUND,       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                  VARIABLE          GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--
                               SERIES--CLASS B   SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                              ----------------  ----------------  -----------------  -----------------  -----------------
                                2008      2007    2008      2007    2008       2007    2008       2007    2008       2007
                              -------------------------------------------------------------------------------------------

                                 262       500     273       277    2,667     3,074     806      1,523     836      1,053
                                (191)      (92)    (88)      (34)    (767)     (303)   (596)      (132)   (408)      (132)
                                ----       ---     ---       ---    -----     -----    ----      -----    ----      -----
                                  71       408     185       243    1,900     2,771     210      1,391     428        921
                                ====       ===     ===       ===    =====     =====    ====      =====    ====      =====


                                        JANUS ASPEN
                                          SERIES
                                        BALANCED--
                                      SERVICE SHARES
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                    767             632
                                   (142)            (90)
                                   ----             ---
                                    625             542
                                   ====             ===





                                                                                                             VAN KAMPEN
                                                                                                                UIF
                                                   ROYCE SMALL-                            VAN ECK            EMERGING
                               ROYCE MICRO-CAP          CAP          T. ROWE PRICE        WORLDWIDE           MARKETS
                                 PORTFOLIO--        PORTFOLIO--      EQUITY INCOME           HARD             EQUITY--
                               INVESTMENT CLASS  INVESTMENT CLASS    PORTFOLIO--II          ASSETS            CLASS II
                              -----------------  ----------------  -----------------  -----------------  -----------------
                                2008       2007    2008      2007    2008       2007    2008       2007    2008       2007
                              --------------------------------------------------------------------------------------------

                                1,202     1,376     861       990    1,033     1,683    1,632     1,797    1,318     1,213
                                 (226)      (67)   (108)      (56)    (789)     (197)    (490)     (134)    (300)     (138)
                                -----     -----    ----       ---    -----     -----    -----     -----    -----     -----
                                  976     1,309     753       934      244     1,486    1,142     1,663    1,018     1,075
                                =====     =====    ====       ===    =====     =====    =====     =====    =====     =====


                                            VICTORY
                                              VIF
                                          DIVERSIFIED
                                            STOCK--
                                        CLASS A SHARES
                              ----------------------------------
                                    2008              2007
                              ----------------------------------

                                     223               160
                                     (28)              (23)
                                     ---               ---
                                     195               137
                                     ===               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005 and 2004:





                                             MAINSTAY VP
                                              BALANCED--
                                            SERVICE CLASS
                                -------------------------------------
                                  2008      2007      2006      2005
                                -------------------------------------

Net Assets....................   $30,471   $45,343   $32,449  $13,598
Units Outstanding.............     3,435     3,823     2,793    1,282
Variable Accumulation Unit
  Value.......................   $  8.90   $ 11.88   $ 11.58  $ 10.49
Total Return..................    (25.0%)     2.6%     10.4%     4.9%
Investment Income Ratio.......        --      2.2%      2.3%     2.4%








                                                   MAINSTAY VP
                                                 CASH MANAGEMENT
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................  $177,537   $48,819   $18,765   $10,281   $4,517
Units Outstanding.............   152,481    42,596    17,010     9,864    4,474
Variable Accumulation Unit
  Value.......................  $   1.16   $  1.14   $  1.09   $  1.04   $ 1.01
Total Return..................      2.2%      4.8%      4.6%      3.0%     0.8%
Investment Income Ratio.......      1.7%      4.5%      4.4%      3.0%     0.9%







                                                   MAINSTAY VP
                                                  CONVERTIBLE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................   $33,737   $34,342   $21,580   $13,997   $8,095
Units Outstanding.............     3,358     2,220     1,601     1,142      704
Variable Accumulation Unit
  Value.......................   $ 10.10   $ 15.44   $ 13.47   $ 12.23   $11.50
Total Return..................    (34.6%)    14.6%     10.1%      6.3%     5.9%
Investment Income Ratio.......      2.3%      2.3%      2.6%      1.7%     3.1%







                                                   MAINSTAY VP
                                                  GOVERNMENT--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................   $75,666   $20,652   $13,260   $8,578    $4,236
Units Outstanding.............     5,893     1,765     1,204      807       408
Variable Accumulation Unit
  Value.......................   $ 12.83   $ 11.71   $ 11.01   $10.60    $10.39
Total Return..................      9.5%      6.4%      3.8%     2.1%      3.1%
Investment Income Ratio.......      4.1%      5.3%      1.0%     4.0%      6.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                         MAINSTAY VP                                      MAINSTAY VP
                           BOND--                                   CAPITAL APPRECIATION--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------

       $57,839   $34,806   $19,422   $13,750   $7,140    $ 8,340   $12,938   $9,114    $6,867   $4,718
         4,706     2,925     1,734     1,279      678        945       890      704       553      411
       $ 12.30   $ 11.88   $ 11.18   $ 10.72   $10.53    $  8.85   $ 14.51   $12.94    $12.43   $11.49
          3.5%      6.3%      4.3%      1.9%     3.8%     (39.0%)    12.1%     4.2%      8.1%     3.9%
          4.7%      4.2%      1.2%      3.9%     5.9%       0.3%        --     0.2%        --     0.1%







                         MAINSTAY VP                            MAINSTAY VP
                       COMMON STOCK--                    CONSERVATIVE ALLOCATION--
                        SERVICE CLASS                          SERVICE CLASS
      ------------------------------------------------  --------------------------
        2008      2007      2006      2005      2004      2008      2007     2006
      ----------------------------------------------------------------------------

       $14,871   $20,713   $10,931   $5,553    $2,375    $66,600  $51,209  $12,984
         1,454     1,281       710      416       192      7,163    4,477    1,207
       $ 10.25   $ 16.15   $ 15.39   $13.25    $12.34    $  9.31  $ 11.44  $ 10.67
        (36.5%)     4.9%     16.2%     7.4%     10.6%     (18.6%)    7.2%     6.7%
          1.3%      1.3%      0.5%     1.2%      2.0%       0.0%     4.0%     2.6%







                         MAINSTAY VP                                MAINSTAY VP
                     DEVELOPING GROWTH--                          FLOATING RATE--
                        SERVICE CLASS                              SERVICE CLASS
      ------------------------------------------------  -----------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006    2005
      -------------------------------------------------------------------------------------

       $13,934   $22,164   $8,389    $4,573    $2,618    $40,154   $58,459  $37,645  $9,509
         1,361     1,128      582       356       229      4,742     5,288    3,485     926
       $ 10.26   $ 19.49   $14.36    $12.78    $11.44    $  8.49   $ 11.02  $ 10.77  $10.19
        (47.3%)    35.8%    12.4%     11.7%      5.6%     (23.0%)     2.3%     5.7%    1.9%
            --        --       --        --        --       5.1%      6.2%     5.8%    4.2%







                           MAINSTAY VP                                        MAINSTAY VP
                       GROWTH ALLOCATION--                            HIGH YIELD CORPORATE BOND--
                          SERVICE CLASS                                      SERVICE CLASS
      ----------------------------------------------------  -----------------------------------------------
            2008              2007              2006          2008      2007      2006      2005      2004
      -----------------------------------------------------------------------------------------------------

           $65,385           $73,680           $27,267      $113,302  $133,734   $84,029   $48,692  $21,542
             8,523             5,913             2,392        10,559     9,450     6,045     3,899    1,783
           $  7.69           $ 12.35           $ 11.22      $  10.71  $  14.14   $ 13.86   $ 12.40  $ 12.08
            (37.7%)            10.1%             12.2%        (24.3%)     2.1%     11.8%      2.7%    12.5%
              0.6%              1.3%              1.5%          9.6%      7.4%      2.2%      7.7%    12.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                              ICAP SELECT EQUITY--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $67,705   $53,113   $10,141   $4,386    $2,549
Units Outstanding.............    6,889     3,326       678      350       215
Variable Accumulation Unit
  Value.......................  $  9.86   $ 15.85   $ 14.86   $12.49    $11.87
Total Return..................   (37.7%)     6.6%     19.0%     5.2%     11.1%
Investment Income Ratio.......     0.5%      0.6%      0.2%     0.9%      1.3%







                                                  MAINSTAY VP
                                               LARGE CAP GROWTH--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $26,590   $25,083   $9,060    $3,383    $1,927
Units Outstanding.............    3,163     1,806      790       309       188
Variable Accumulation Unit
  Value.......................  $  8.43   $ 13.81   $11.41    $10.67    $10.25
Total Return..................   (38.9%)    21.0%     7.0%      4.1%     (2.6%)
Investment Income Ratio.......       --        --       --        --      0.1%







                                                  MAINSTAY VP
                                                MID CAP VALUE--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $30,705   $46,890   $36,644   $23,329   $8,089
Units Outstanding.............    2,917     2,988     2,301     1,663      610
Variable Accumulation Unit
  Value.......................  $ 10.57   $ 15.68   $ 15.90   $ 13.98   $13.26
Total Return..................   (32.6%)    (1.4%)    13.8%      5.4%    17.2%
Investment Income Ratio.......     1.4%      0.9%        --      0.8%     1.3%







                                                  MAINSTAY VP
                                               SMALL CAP GROWTH--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $11,978   $19,582   $18,253   $12,811   $6,538
Units Outstanding.............    1,499     1,462     1,313       966      519
Variable Accumulation Unit
  Value.......................  $  8.03   $ 13.40   $ 13.88   $ 13.09   $12.61
Total Return..................   (40.1%)    (3.4%)     6.1%      3.8%     9.1%
Investment Income Ratio.......       --        --        --        --       --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                         MAINSTAY VP                                      MAINSTAY VP
                      INCOME & GROWTH--                             INTERNATIONAL EQUITY--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------

         $--       $--     $8,263    $5,074    $1,904    $85,486  $101,083   $54,334   $19,738  $6,482
          --        --        562       403       158      5,872     5,119     2,878     1,361     486
         $--       $--     $14.68    $12.60    $12.06    $ 14.60  $  19.70   $ 18.82   $ 14.36  $13.33
          --        --      16.6%      4.5%     12.4%     (25.9%)     4.7%     31.0%      7.7%   17.1%
          --        --       0.5%      1.4%      3.5%       1.3%      0.6%      0.3%      2.3%    1.5%







                         MAINSTAY VP                                      MAINSTAY VP
                       MID CAP CORE--                                  MID CAP GROWTH--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------

       $31,502   $50,418   $30,960   $15,476   $4,966    $32,785   $57,638   $38,503   $23,016  $8,646
         3,023     2,778     1,780     1,015      380      2,912     2,810     2,170     1,401     621
       $ 10.45   $ 18.14   $ 17.31   $ 15.10   $13.06    $ 11.29   $ 20.46   $ 17.72   $ 16.26  $13.92
        (42.4%)     4.8%     14.7%     15.6%    21.9%     (44.8%)    15.5%      9.0%     16.8%   22.3%
          0.0%      0.3%        --      0.6%     0.6%         --        --        --        --      --







               MAINSTAY VP                   MAINSTAY VP                            MAINSTAY VP
          MODERATE ALLOCATION--     MODERATE GROWTH ALLOCATION--                  S&P 500 INDEX--
              SERVICE CLASS                 SERVICE CLASS                          SERVICE CLASS
      ----------------------------  ----------------------------  ----------------------------------------------
        2008      2007      2006      2008      2007      2006      2008      2007      2006      2005     2004
      ----------------------------------------------------------------------------------------------------------

       $93,445   $78,007   $29,581  $117,840  $121,306   $47,438   $44,477   $67,171   $49,694  $29,950  $14,415
        10,653     6,580     2,701    14,577    10,088     4,262     4,624     4,355     3,378    2,342    1,180
       $  8.78   $ 11.76   $ 10.84  $   8.09  $  12.01   $ 11.01   $  9.69   $ 15.42   $ 14.69  $ 12.76  $ 12.21
        (25.4%)     8.5%      8.4%    (32.6%)     9.1%     10.1%    (37.2%)     5.0%     15.2%     4.5%    10.2%
          0.3%      2.8%      2.0%      0.5%      2.2%      2.0%      2.1%      1.5%      0.4%     1.4%     2.6%







                         MAINSTAY VP                                      MAINSTAY VP
                       TOTAL RETURN--                                       VALUE--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------

       $ 8,062   $11,045   $8,400    $5,855    $3,517      $--     $30,212   $22,305   $10,400  $5,599
           788       781      640       487       311       --       1,877     1,409       781     445
       $ 10.26   $ 14.08   $13.13    $12.02    $11.32      $--     $ 16.10   $ 15.80   $ 13.32  $12.57
        (27.1%)     7.2%     9.2%      6.2%      6.1%       --        1.9%     18.6%      6.0%   11.0%
          3.1%      2.2%     0.5%      1.7%      2.7%       --        1.5%      0.3%      1.3%    1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                 ALGER AMERICAN
                                                SMALLCAP GROWTH--
                                                 CLASS S SHARES
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................   $14,338   $30,933   $23,631   $9,424    $3,436
Units Outstanding.............     1,277     1,466     1,302      619       265
Variable Accumulation Unit
  Value.......................   $ 11.27   $ 21.15   $ 18.08   $15.10    $12.95
Total Return..................    (46.7%)    16.9%     19.7%    16.6%     16.3%
Investment Income Ratio.......        --        --        --       --        --







                                                   DREYFUS IP
                                              TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $ 8,333   $11,697   $7,293    $4,846    $3,289
Units Outstanding.............    1,031       846      603       416       293
Variable Accumulation Unit
  Value.......................  $  8.11   $ 13.81   $12.07    $11.60    $11.21
Total Return..................   (41.2%)    14.4%     4.0%      3.5%      0.2%
Investment Income Ratio.......       --        --       --        --        --







                                                FIDELITY(R) VIP
                                                   MID CAP--
                                                SERVICE CLASS 2
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $46,013   $66,993   $40,507   $21,882   $6,502
Units Outstanding.............    3,457     3,029     2,108     1,281      450
Variable Accumulation Unit
  Value.......................  $ 13.35   $ 22.11   $ 19.17   $ 17.05   $14.45
Total Return..................   (39.6%)    15.3%     12.4%     18.0%    24.7%
Investment Income Ratio.......     0.2%      0.5%      0.1%        --       --







                                                     MFS(R)
                                            INVESTORS TRUST SERIES--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2008     2007      2006      2005      2004
                                -----------------------------------------------

Net Assets....................  $ 2,258   $2,401    $1,639    $1,145    $  579
Units Outstanding.............      217      154       115        91        49
Variable Accumulation Unit
  Value.......................  $ 10.44   $15.63    $14.22    $12.61    $11.79
Total Return..................   (33.3%)   10.0%     12.7%      7.0%     11.1%
Investment Income Ratio.......     0.5%     0.5%      0.2%      0.3%      0.2%


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                                                                          COLUMBIA
                            CVS                                    SMALL CAP VALUE FUND,
                       CALVERT SOCIAL                                VARIABLE SERIES--
                     BALANCED PORTFOLIO                                   CLASS B
      -----------------------------------------------  ---------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005     2004
      ----------------------------------------------------------------------------------------------

      $ 3,640   $4,644    $3,648    $2,174    $  941   $13,615   $18,097   $13,367   $4,510   $  207
          402      352       283       183        84     1,509     1,438     1,030      411       20
      $  9.08   $13.22    $12.86    $11.83    $11.19   $  9.05   $ 12.59   $ 12.93   $10.83   $10.27
       (31.3%)    2.8%      8.8%      5.7%      8.3%    (28.2%)    (2.6%)    19.4%     5.5%     2.7%
         2.8%     2.7%      2.8%      2.3%      3.2%      0.5%      0.3%      0.4%       --     3.3%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                       CONTRAFUND(R)--                                   EQUITY-INCOME--
                       SERVICE CLASS 2                                   SERVICE CLASS 2
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------

      $107,555  $151,634   $83,381   $36,377   $9,978    $34,541   $57,443   $35,470   $15,969   $6,608
         9,681     7,781     5,010     2,429      782      3,913     3,703     2,312     1,247      547
      $  11.15  $  19.45   $ 16.58   $ 14.88   $12.76    $  8.86   $ 15.50   $ 15.30   $ 12.76   $12.09
        (42.7%)    17.3%     11.4%     16.6%    15.2%     (42.8%)     1.3%     19.9%      5.6%    11.2%
          0.9%      0.9%      1.1%      0.1%       --       2.5%      1.9%      3.0%      1.0%     0.4%







                        JANUS ASPEN                                      JANUS ASPEN
                     SERIES BALANCED--                            SERIES WORLDWIDE GROWTH--
                       SERVICE SHARES                                   SERVICE SHARES
      -----------------------------------------------  -----------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------

      $30,822   $27,363   $17,360   $10,829   $4,841   $ 9,789   $14,003   $7,258    $4,185    $2,090
        2,434     1,809     1,267       871      420     1,168       910      519       354       187
      $ 12.68   $ 15.11   $ 13.70   $ 12.41   $11.52   $  8.42   $ 15.25   $13.95    $11.83    $11.20
       (16.1%)    10.3%     10.4%      7.7%     8.3%    (44.8%)     9.4%    17.9%      5.6%      4.5%
         2.6%      2.4%      2.1%      2.4%     3.3%      1.1%      0.6%     1.7%      1.3%      1.3%







                           MFS(R)                                           MFS(R)
                     RESEARCH SERIES--                                UTILITIES SERIES--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------

      $ 3,353   $4,545    $2,574    $1,664    $  632   $132,694  $171,544   $68,838   $24,083   $2,138
          321      277       176       126        52      8,367     6,684     3,422     1,559      163
      $ 10.47   $16.42    $14.54    $13.20    $12.27   $  15.92  $  25.59   $ 20.07   $ 15.32   $13.14
       (36.3%)   12.9%     10.2%      7.6%     15.6%     (37.8%)    27.6%     31.0%     16.6%    31.4%
         0.3%     0.4%      0.3%      0.3%      0.5%       1.2%      0.6%      1.5%      0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                              NEUBERGER BERMAN AMT
                                           MID-CAP GROWTH PORTFOLIO--
                                                     CLASS S
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................   $11,270   $17,927   $5,644    $1,826    $  519
Units Outstanding.............     1,066       950      366       133        44
Variable Accumulation Unit
  Value.......................   $ 10.61   $ 18.79   $15.38    $13.43    $11.84
Total Return..................    (43.5%)    22.2%    14.5%     13.4%     18.4%
Investment Income Ratio.......        --        --       --        --        --







                                                     VAN ECK
                                                    WORLDWIDE
                                                   HARD ASSETS
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................  $103,661  $149,372   $58,353   $20,303   $2,285
Units Outstanding.............     4,989     3,847     2,184       941      162
Variable Accumulation Unit
  Value.......................  $  20.86  $  38.71   $ 26.63   $ 21.39   $14.11
Total Return..................    (46.1%)    45.4%     24.5%     51.7%    24.0%
Investment Income Ratio.......      0.3%      0.1%        --      0.1%     0.1%


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

                       ROYCE                                   ROYCE
               MICRO-CAP PORTFOLIO--                   SMALL-CAP PORTFOLIO--
                 INVESTMENT CLASS                        INVESTMENT CLASS
      --------------------------------------  --------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005
      ------------------------------------------------------------------------------

       $29,534   $37,445   $16,410   $1,680    $24,809   $24,568   $12,973   $2,922
         3,383     2,407     1,098      134      2,677     1,924       990      255
       $  8.75   $ 15.43   $ 14.84   $12.26    $  9.29   $ 12.76   $ 13.03   $11.30
        (43.3%)     4.0%     21.1%    22.6%     (27.2%)    (2.1%)    15.4%    13.0%
          3.1%      1.9%      0.3%     1.3%       0.7%      0.1%      0.1%       --



                        T. ROWE PRICE
                        EQUITY INCOME
                        PORTFOLIO--II
      ------------------------------------------------
        2008      2007      2006      2005      2004
      ------------------------------------------------

       $50,851   $75,977   $50,422   $27,350   $10,477
         4,902     4,658     3,172     2,036       814
       $ 10.40   $ 16.33   $ 15.85   $ 13.35   $ 12.88
        (36.3%)     3.0%     18.6%      3.7%     14.6%
          2.2%      1.5%      1.4%      1.5%      1.6%






                         VAN KAMPEN
                        UIF EMERGING                                       VICTORY VIF
                      MARKETS EQUITY--                                 DIVERSIFIED STOCK--
                          CLASS II                                       CLASS A SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------

       $56,863   $94,355   $38,547   $10,360   $2,508    $ 6,524   $7,567    $5,009    $2,453    $  809
         3,538     2,520     1,445       526      173        694      499       362       200        72
       $ 16.14   $ 37.31   $ 26.56   $ 19.37   $14.48    $  9.43   $15.18    $13.80    $12.14    $11.17
        (56.7%)    40.5%     37.2%     33.8%    23.0%     (37.9%)   10.0%     13.7%      8.7%     11.7%
            --      0.4%      0.7%      0.3%     0.6%       0.8%     0.6%      0.3%      0.1%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

pricesig

New York, New York
February 19, 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2008 AND 2007

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2008      2007
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,152 in
     2008 and $1,625 in 2007).................................  $41,308   $39,799
  Trading securities..........................................       52        71
Equity securities, at fair value
  Available-for-sale..........................................    1,133        15
Mortgage loans................................................    5,653     5,208
Policy loans..................................................      750       703
Securities purchased under agreements to resell...............      185       682
Other investments.............................................    1,515       648
                                                                -------   -------
     Total investments........................................   50,596    47,126
Cash and cash equivalents.....................................      907       893
Deferred policy acquisition costs.............................    4,667     3,431
Interest in annuity contracts.................................    4,716     4,468
Amounts recoverable from reinsurer............................    6,604     6,601
Other assets..................................................    1,847       869
Separate account assets.......................................   12,881    19,093
                                                                -------   -------
     Total assets.............................................  $82,218   $82,481
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $48,766   $42,795
Future policy benefits........................................    3,733     2,766
Policy claims.................................................      193       183
Obligations under structured settlement agreements............    4,716     4,468
Amounts payable to reinsurer..................................    5,686     5,379
Other liabilities.............................................    2,253     2,824
Separate account liabilities..................................   12,881    19,093
                                                                -------   -------
     Total liabilities........................................   78,228    77,508
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    2,628     1,410
Accumulated other comprehensive income........................   (2,137)       95
Retained earnings.............................................    3,474     3,443
                                                                -------   -------
     Total stockholder's equity...............................    3,990     4,973
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,218   $82,481
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,374   $  855   $  565
  Fees-universal life and annuity policies................     619      601      487
  Net investment income...................................   2,755    2,578    2,400
  Net investment losses...................................    (406)     (66)     (41)
  Net revenue from reinsurance............................     206      206      214
  Other income............................................      35       36       28
                                                            ------   ------   ------
     Total revenues.......................................   4,583    4,210    3,653
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,141    1,781    1,646
  Increase in liabilities for future policy benefits......   1,225      777      529
  Policyholder benefits...................................     349      204      114
  Operating expenses......................................     900      963      899
                                                            ------   ------   ------
     Total expenses.......................................   4,615    3,725    3,188
                                                            ------   ------   ------
  (Loss) Income before income taxes.......................     (32)     485      465
  Income tax (benefit) expense............................     (63)     159      138
                                                            ------   ------   ------
NET INCOME................................................  $   31   $  326   $  327
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2006...........    $25       $1,410      $2,828       $   231         $ 4,494
                                                                                            -------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                          (154)           (154)
                                                                                            -------
  Other comprehensive income.........                                                          (154)
                                                                                            -------
Total comprehensive income...........                                                           173
                                                                                            -------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143            77           4,655
                                                                                            -------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 3).........                             (26)                          (26)
                                         ---       ------      ------       -------         -------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117            77           4,629
                                                                                            -------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                            -------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                            18              18
                                                                                            -------
  Other comprehensive income.........                                                            18
                                                                                            -------
Total comprehensive income...........                                                           344
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2007.........     25        1,410       3,443            95           4,973
Comprehensive income:
  Net income.........................                              31                            31
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                        (2,232)         (2,232)
                                                                                            -------
  Other comprehensive income.........                                                        (2,232)
                                                                                            -------
Total comprehensive income...........                                                        (2,201)
                                                                                            -------
  Capital Contribution...............               1,218                                     1,218
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2008.........    $25       $2,628      $3,474       $(2,137)        $ 3,990
                                         ===       ======      ======       =======         =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2008       2007       2006
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $     31   $    326   $    327
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        10         34         55
     Net capitalization of deferred policy acquisition
       costs............................................      (324)      (128)      (248)
     Annuity and universal life fees....................      (489)      (455)      (412)
     Interest credited to policyholders' account
       balances.........................................     2,141      1,781      1,646
     Net investment losses..............................       406         66         41
     Equity in earnings of limited partnerships.........        65          1          1
     Deferred income taxes..............................       104          1         52
     Net revenue from intercompany reinsurance..........       (74)       (45)       (57)
     Net change in unearned revenue liability...........        36         30         49
     Changes in:
       Other assets and other liabilities...............        23        (67)         8
       Reinsurance recoverables and payables............        38         10         25
       Trading securities...............................         7          9         (1)
       Policy claims....................................        10         27         30
       Future policy benefits...........................     1,233        781        543
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,217      2,371      2,059
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Sale of available-for-sale fixed maturities........    16,084     12,765     11,100
     Maturity of available-for-sale fixed maturities....     1,217        997      1,337
     Sale of equity securities..........................        51         67         44
     Repayment of mortgage loans........................       491        449        618
     Sale of other investments..........................       129        181         95
  Cost of:
     Available-for-sale fixed maturities acquired.......   (23,354)   (15,147)   (15,182)
     Equity securities acquired.........................      (241)        (5)       (50)
     Cash collateral paid on derivatives................       (12)        (2)        --
     Mortgage loans acquired............................      (936)    (1,468)    (1,198)
     Other investments acquired.........................      (994)      (278)      (262)
     Securities purchased under agreements to resell....       497       (305)       (90)
  Policy loans (net)....................................       (47)       (51)       (52)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (7,115)    (2,797)    (3,640)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     9,509      5,467      6,183
     Withdrawals........................................    (4,973)    (4,809)    (4,174)
     Net transfers to the separate accounts.............      (307)      (544)      (371)
  (Decrease) increase in loaned securities..............      (460)       642        247
  Securities sold under agreements to repurchase (net)..        34          2       (154)
  Net (paydowns) proceeds from debt.....................        --         (1)         8
  Change in book and bank overdrafts....................        29        (19)        18
  Distribution to stockholder...........................        --         --        (12)
  Net distribution to limited partner...................        --         (7)        --
  Cash collateral received on derivatives...............        69          5         (3)
  Cash contribution from parent.........................        11         --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     3,912        736      1,742
                                                          --------   --------   --------
Net increase in cash and cash equivalents...............        14        310        161
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       893        583        422
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    907   $    893   $    583
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2008, 2007 AND 2006

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments, which the Company has both the ability and the intent to hold to maturity, are stated at amortized cost and classified as held-to-maturity. Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value refer to Note 14 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidation Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans. Changes in future anticipated prepayment speeds and estimated cash flows on these securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method. Prepayment assumptions for these securities are obtained from a bank or internal estimates.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 14 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


sale are reflected in net unrealized investment losses in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, when the recoverable value of the investment, based upon reasonably estimable cash flow and the fair value of the security are greater than the carrying value of the investment after the impairment.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for impairments. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investments in VIEs are discussed in Note
4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset, due to unrealized investment gains or losses, is recorded in other comprehensive income. Beginning in 2009 for new business, the Company will increase the amortization period for universal life policies and deferred annuity contracts to 99 years.

     DAC for annuity policies with life contingencies is amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2008 and 2007, the Company

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


evaluated the creditworthiness of counterparties, and, except as discussed in
Note 11 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses in the accompanying Consolidated Statement of Income, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity securities and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in accumulated other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses in the accompanying Consolidated Statement of Income. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
6 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, receivable from affiliates, and net deferred tax assets. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2008, 2007 and 2006.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109. Under FIN No. 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for certain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are record as liabilities but off set to other assets in the accompanying Consolidated Balance Sheet and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2008 and 2007, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2008 and 2007 represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     For fair values of various assets and liabilities refer to Note 14 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption. In some cases, the markets have exerted downward pressure on the availability of liquidity and capital. In the event the Company needs access to additional capital, its ability to obtain such capital may be limited and the cost of any such capital may be higher than available today.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio will decrease in value. If interest rates decline, the securities in the fixed income portfolio will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, are generally less liquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility. The future path of interest rates is uncertain. Large shocks to the level of interest rates or the shape of the yield curve may have an adverse financial impact to the Company as a result of the potential changes in policyholder behavior, spreads between our portfolio yields and crediting rates, or investment gains (losses).

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may, in the future, downgrade certain issuers or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     The Company has exposure to sub-prime and mid-prime residential mortgage lending through its fixed maturity investments that are collateralized by mortgages that include sub-prime or mid-prime lending. Sub-prime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage-underwriting standards that provide for affordable mortgage products. These investments are primarily in the form of asset-backed securities ("ABS") supported by sub-prime or mid-prime mortgage loans or collateralized debt securities ("CDO") that contain a sub-prime or mid-prime loan component. At December 31, 2008, the market value of investments supported by sub-prime collateral is approximately $178 million with an unrealized loss of $37 million. Of this amount, 86.1% had "AAA" or "AA" credit quality ratings. At December 31, 2008, the market value of investments supported by mid-prime collateral is approximately $652 million with an unrealized loss of $194 million. Of this amount, 83.0% had "AAA" or "AA" credit quality ratings. The Company manages its sub-prime and mid-prime risk exposure by limiting the Company's holdings in these types of instruments, maintaining high credit quality investments, and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. These tax laws have been put in place to serve the social purpose of encouraging the purchase of life insurance for the protection of families and businesses. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note
14 -- Fair Value Measurements for more information on SFAS No. 157.

     In February 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which delayed the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company did not apply the provisions of SFAS No. 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2. The effect is not expected to be significant in 2009.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset when the Market for that Asset is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. FSP FAS 157-3 was effective upon issuance and did not have a material impact on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS No. 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In April 2007, the FASB issued FSP FIN No. 39-1, "Amendment of FIN No. 39" ("FSP FIN 39-1"). This FSP modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts", and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In January 2008, the FASB issued Statement No. 133 Implementation Issue No. E23, "Hedging -- General: Issues Involving the Application of the Shortcut Method under Paragraph 68" ("Implementation Issue E23"). Implementation Issue E23 amends SFAS No. 133, paragraph 68 with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In September 2008, the FASB issued FSP FAS 133-1 and FIN No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees" an amendment of SFAS No. 133 and FIN No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FSP requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This FSP also requires the above disclosures for hybrid instruments that contain embedded derivatives and amends paragraph 13 of FIN 45 to require disclosure of the current status of the guarantee's performance risk. This FSP is effective for the Company's 2008 annual consolidated financial statements.

     In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." This FSP requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. Accordingly, the Company adopted this guidance effective December 31, 2008. Since this FSP requires only additional disclosures concerning transfers of financial assets and interests in variable interest entities, adoption of the FSP did not affect the Company's consolidated financial position or results of operations. The disclosures required by this FSP are provided in Note 4.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20." This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued FSP No. 48-2, "Effective Date of FIN 48 for Certain Nonpublic Enterprises", which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted FIN No. 48 as of January 1, 2007. The cumulative effect of the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140". This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $48 million and $64 million at December 31, 2008 and 2007, respectively.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")". SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161") -- an amendment of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This statement amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments; (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and; (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently assessing the impact of SFAS No. 161 on the notes to consolidated financial statements.

     In February 2008, the FASB issued FSP FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions." The FSP provides recognition and derecognition guidance for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties, that is entered into contemporaneously with or in contemplation of, the initial transfer. The FSP is effective for fiscal years beginning after November 15, 2008. The FSP is to be applied prospectively to new transactions entered into after the adoption date. This guidance is not expected to impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2008 and 2007, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2008                  2007
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,485    $ 1,464    $   145    $   145
Due after one year through five years....    12,417     11,626      8,176      8,279
Due after five years through ten years...     9,160      8,009     12,243     12,181
Due after ten years......................     4,049      3,869      5,896      6,043
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       671        690      1,512      1,509
  Other mortgage-backed securities.......    13,342     11,923      7,949      7,999
  Other asset-backed securities..........     4,333      3,670      3,597      3,549
  Redeemable preferred securities........        76         57         95         94
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $45,533    $41,308    $39,613    $39,799
                                            =======    =======    =======    =======



     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2008
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,432       $148        $    5       $ 2,575
U.S. agencies, state and municipal......        88          1            10            79
Foreign governments.....................       577         87            14           650
Corporate...............................    24,685        272         2,603        22,354
Mortgage-backed securities..............    13,342        242         1,661        11,923
Asset-backed securities.................     4,333         13           676         3,670
Redeemable preferred securities.........        76         --            19            57
                                           -------       ----        ------       -------
  TOTAL AVAILABLE-FOR-SALE..............   $45,533       $763        $4,988       $41,308
                                           =======       ====        ======       =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......        66         10           --             76
Foreign governments.....................       581         53            2            632
Corporate...............................    24,341        513          418         24,436
Mortgage-backed securities..............     7,949        122           72          7,999
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        95          1            2             94
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======



     At December 31, 2008, the Company had $10 million in contractual obligations to acquire additional private placement securities. At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2008. These investments have been deemed other than temporarily impaired. At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months.

  EQUITY SECURITIES

     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2008.....................................  $1,096       $39          $2         $1,133
2007.....................................  $   12       $ 5          $2         $   15


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2008 and 2007, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $109 million and $106 million, respectively, at fixed and floating interest rates ranging from 2.28% to 7.00% in 2008, and fixed and floating interest rates ranging from 5.4% to 6.1% in 2007. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,637     29.0%   $1,285     24.7%
  Residential.................................    1,134     20.1%    1,322     25.4%
  Retail facilities...........................      986     17.4%      882     16.9%
  Apartment buildings.........................      931     16.5%      895     17.2%
  Industrial..................................      905     16.0%      809     15.5%
  Other.......................................       60      1.0%       15      0.3%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,574     27.9%   $1,453     27.9%
  Pacific.....................................    1,508     26.7%    1,398     26.8%
  South Atlantic..............................    1,251     22.1%    1,131     21.7%
  Middle Atlantic.............................    1,093     19.3%      982     18.9%
  New England.................................      227      4.0%      244      4.7%
  Other.......................................       --      0.0%       --      0.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2008 and 2007 was summarized below (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $ 9    $7
Additions charged to operations..............................     4     2
                                                                ---    --
ENDING BALANCE...............................................   $13    $9
                                                                ===    ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2008 and 2007 were as follows (in millions):

                                                              2008    2007
                                                             ------   ----
New York Life Short Term Fund..............................  $  698   $191
Collateralized third party loans...........................     353    155
Limited partnerships/Limited liability companies...........     332    230
Derivatives................................................     118     59
Real estate................................................       1     11
Collateral support agreements..............................      13      2
                                                             ------   ----
  TOTAL OTHER INVESTMENTS..................................  $1,515   $648
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("New York Life Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $8 million and $10 million for the years ended December 31, 2008 and 2007, respectively, and were recorded as a component of accumulated other comprehensive income in the accompanying Consolidated Balance Sheet.

     There was no accumulated depreciation on real estate for December 31, 2008. Accumulated depreciation on real estate was $6 million for December 31, 2007. Depreciation expense for the years ended December 31, 2008, 2007 and 2006 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships, limited liability companies, and collateralized third party loans amounted to $671 million and $125 million at December 31, 2008 and 2007, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIE invested in as of December 31, 2008 and 2007. The investments in these CDOs are included in asset-backed securitizations ($6 million) and equity in asset-backed securitizations ($2 million) in the table below.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements, and purchase agreements, the Company determined that they are not the primary beneficiary of any structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant variable interests at December 31, 2008 and 2007 (in millions):

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2008   2007
                                                               ----   ----
Asset-backed securitizations.................................   $22   $ 25
Private placement structured notes...........................    61     82
Other investments:
  Equity in asset-backed securitizations.....................     2     15
  Limited partnerships.......................................     2      6
                                                                ---   ----
     TOTAL...................................................   $87   $128
                                                                ===   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations nor did it provide any additional financial or other support during the year.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million at December 31, 2008 and 2007 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fixed maturities....................................  $2,458   $2,308   $2,179
Equity securities...................................       6        8        5
Mortgage loans......................................     316      271      239
Policy loans........................................      52       48       46
Other investments...................................       1       54       32
                                                      ------   ------   ------
  Gross investment income...........................   2,833    2,689    2,501
Investment expenses.................................     (78)    (111)    (101)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,755   $2,578   $2,400
                                                      ======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2008, 2007 and 2006, net investment losses were as follows (in millions):

                                                          2008   2007   2006
                                                         -----   ----   ----
Fixed maturities.......................................  $(404)  $(70)  $(28)
Equity securities......................................     (8)     7     (8)
Mortgage loans.........................................     (4)    (2)    (1)
Derivative instruments.................................     11      5     (6)
Other investments......................................     (1)    (6)     2
                                                         -----   ----   ----
  NET INVESTMENT LOSSES................................  $(406)  $(66)  $(41)
                                                         =====   ====   ====



     The net losses on fixed maturity trading securities amounted to $11 million for December 31, 2008. The net losses on both fixed maturity trading securities and equity trading securities amounted to $4 million for both December 31, 2007 and 2006. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $131 million, $100 million and $67 million for the years ended December 31, 2008, 2007 and 2006, respectively; and realized losses were $193 million, $114 million and $100 million, respectively.

     Losses from other-than-temporary impairments on fixed maturities (included in net investment losses on fixed maturities in the above table) were $331 million, $51 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were $9 million for December 31, 2008, less than $1 million for December 31, 2007 and $2 million for December 31, 2006.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2008 and 2007 (in millions):

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       42          9          3          1          45         10
  Foreign governments............       56         12         14          2          70         14
  Corporate......................   10,994      1,189      4,514      1,415      15,508      2,604
  Mortgage-backed securities.....    3,546      1,022      1,236        639       4,782      1,661
  Asset-backed securities........    2,544        377        809        299       3,353        676
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --            7        --            7        --
  Foreign governments............      19         1           44         1           63         2
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1        --           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====



     At December 31, 2008, fixed maturities represented nearly 100% of the Company's total unrealized loss amount, which was comprised of approximately 4,103 different securities. Equity securities comprise less than 1% of the Company's total unrealized loss amount, consisting of 241 securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2008, totaled $2,618 million or 52% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $2,370 million or 48% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $3,903 million or 78% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $1,086 million or 22% of the Company's total fixed maturities unrealized losses.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $3,521 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $3,137 for 6 months or less, $361 million for greater than 6 months through 12 months, and $23 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it had the ability and intent to hold until recovery.

     Despite a decline in interest rates during the latter half of 2008, credit spreads widened significantly during the same period as the market experienced a flight to quality securities. The declining U.S. housing market, global

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit crisis, U.S. recession and declining global economy all contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     Corporate Bonds. Unrealized losses on corporate bonds were $2,604 million or 52% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 2,571 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 80% of the security's amortized cost totaled $1,634 million or 33% of the total unrealized losses on fixed maturities. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors caused significant credit spread widening and contributed to the unrealized losses. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Real Estate Investment Trusts ("REITs") ($380 million), building products ($139 million), gaming and leisure ($120 million), utilities ($94 million), and finance ($91 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $1,661 million or 33% percent of the total unrealized losses for fixed maturities. These losses are spread across approximately 839 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security's amortized cost represented $1,412 million or 85% of total unrealized losses on mortgage -- backed securities. The majority of our holdings (approximately 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other than temporary impairments in accordance with our impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $676 million or 14% of the total unrealized losses for fixed maturities. These losses are spread across approximately 644 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with our impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $442 million or 65% of the total unrealized losses for asset-backed securities. The Company had the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore, the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007    2006
                                                       -------   ----   -----
Net unrealized investment gains, beginning of the
  year...............................................  $    95   $ 77   $ 231
                                                       -------   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising
       during the period.............................   (2,665)    41    (217)
     Less: Reclassification adjustments for (losses)
       gains included in net income..................      153     15      (1)
                                                       -------   ----   -----
     Change in net unrealized investment (losses)
       gains, net of adjustments.....................   (2,818)    26    (216)
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      593    (14)     55
  Policyholders' account balances and future policy
     benefits........................................      (42)     9       4
  Other assets (deferred sales inducements)..........       35     (3)      3
                                                       -------   ----   -----
Change in net unrealized investment (losses) gains...   (2,232)    18    (154)
                                                       -------   ----   -----
NET UNREALIZED INVESTMENT (LOSSES) GAINS, END OF
  YEAR...............................................  $(2,137)  $ 95   $  77
                                                       =======   ====   =====



     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax (benefit) expense of $(1,435) million, $22 million and $(117) million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $82 million, $8 million and less than $(1) million respectively.

     DAC in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $319 million, $(8) million and $29 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $(23) million, $5 million and $2 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $19 million, $(1) million, and $2 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in other comprehensive income at December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007   2006
                                                       -------   ----   ----
Net unrealized investment (losses) gains.............  $(4,158)  $177   $137
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      871    (41)   (19)
  Policyholders' account balance and future policy
     benefits........................................      (56)     9     (5)
  Other assets (deferred sales inducements)..........       55      1      5
  Deferred taxes.....................................    1,151    (51)   (41)
                                                       -------   ----   ----
TOTAL NET UNREALIZED INVESTMENT (LOSSES) GAINS.......  $(2,137)  $ 95   $ 77
                                                       =======   ====   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2008 and 2007 were as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Deferred annuities......................................  $28,776   $23,950
Universal life contracts................................   18,870    18,180
Supplementary contracts without life contingencies......      282       287
Unearned revenue liability..............................      371       270
Guaranteed Minimum Accumulation Benefit.................      316        72
Other...................................................      151        36
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $48,766   $42,795
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2008 and 2007, of the total policyholders' account balances of $48,766 million and $42,795 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $47,927 million and $42,416 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $46,263 million and $40,884 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2008:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             -------------     ----------------------------
Deferred annuities................  2.40% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.60% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  3.05% to 6.04%    Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2008 and 2007 were as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  702   $  968
  Other life..............................................      94       75
                                                            ------   ------
       Total life insurance...............................     796    1,043
Individual and group payout annuities.....................   2,870    1,680
Other contract liabilities................................      67       43
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $3,733   $2,766
                                                            ======   ======



     At December 31, 2008 and 2007, of the total future policy benefits of $3,733 million and $2,766 million, respectively, the total amounts related to policies that have surrender privileges were $732 million and $260 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $732 million and $260 million, respectively.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2008:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.37% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2008 and 2007, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contract holders at December 31, 2008 and 2007 for GMDB and GMAB ($ in millions):

                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of
  contractholders.......................           53                54                55



                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                54                56

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2006...........................  $ 30   $  9    $ 39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                       ----   ----    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2008.........................  $ 65   $316    $381
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives under SFAS No. 149 and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 14 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2008 and 2007:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 3.14% to 10.89% for 2008 and 0.77% to 7.50% for 2007.

     - Volatility assumption was 13.08% for 2008 and 14.62% for 2007.

     - Mortality was assumed to be 91.00% of the A2000 table for both 2008 and 2007.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 8.10% for 2008, and 0.50% to 30.00%, with an average of 12.00% for 2007.

     - Discount rates ranged from 6.01% to 7.61% for 2008 and 5.26% to 7.61% for 2007.

     The following table presents the aggregate fair value of assets at December 31, 2008 and 2007, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2008               2007
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 5,367   $  804   $ 9,417   $1,169
  Fixed income..............................    1,782      191     2,177      184
  Balanced..................................    1,550      162     2,063      162
General Account.............................    4,711      341     4,967      293
                                              -------   ------   -------   ------
     TOTAL..................................  $13,410   $1,498   $18,624   $1,808
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-1 liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2008 and 2007 (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $29    $23
Net liability increase.......................................    12      6
                                                                ---    ---
Ending balance...............................................   $41    $29
                                                                ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2008 and 2007 are as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Registered..............................................  $12,271   $18,340
Non-registered..........................................      610       753
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $12,881   $19,093
                                                          =======   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2008, 2007 and 2006 is as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Balance at beginning of year                          $3,431   $3,310   $2,978
  Cumulative effect of accounting change, pre-tax
     (SOP 05-1).....................................      --       15       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,431    3,325    2,978
  Current year additions............................     673      560      593
  Amortized during year.............................    (349)    (432)    (345)
                                                      ------   ------   ------
  Change during year................................     324      128      248
  Balance at end of year before related
     adjustments....................................   3,755    3,453    3,226
  Adjustment for change in unrealized investment
     gains..........................................     912      (22)      84
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $4,667   $3,431   $3,310
                                                      ======   ======   ======



  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2008   2007   2006
                                                         ----   ----   ----
Balance at beginning of year...........................  $272   $228   $230
  Cumulative effect of accounting change, pre-tax (SOP
     05-1).............................................    --      6     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   272    234    230
  Current year additions...............................    64     90     37
  Amortized during year................................   (59)   (48)   (44)
  Adjustment for change in unrealized investment
     gains.............................................    54     (4)     5
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $331   $272   $228
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2008   2007   2006
                                                        -----   ----   ----
Current:
  Federal.............................................  $(167)  $154   $ 85
  State and local.....................................     --      4      1
                                                        -----   ----   ----
                                                         (167)   158     86
Deferred:
  Federal.............................................    104      1     52
                                                        -----   ----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $ (63)  $159   $138
                                                        =====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax asset (liability) reported in other assets and other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2008 and 2007 are as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  663   $  669
  Employee and agents benefits............................      59       61
  Investments.............................................   1,474       --
  Other...................................................      21       16
                                                            ------   ------
     Gross deferred tax assets............................   2,217      746
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,398      964
  Investments.............................................      --       60
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,398    1,024
                                                            ------   ------
       NET DEFERRED TAX ASSET (LIABILITY).................  $  819   $ (278)
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2008, 2007 and 2006:

                                                       2008      2007      2006
                                                      -----      ----      ----
Statutory federal income tax rate...................   35.0%     35.0%     35.0%
Tax exempt income...................................  149.4%     (4.7)%    (4.9)%
Uncertain tax position..............................   (7.5)%     2.8%      0.0%
Investment credits..................................   14.8%     (0.8)%    (0.3)%
Other...............................................    4.5%      0.5%      0.0%
                                                      -----      ----      ----
EFFECTIVE TAX RATE..................................  196.2%     32.8%     29.8%
                                                      =====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 3 -- Recent Accounting Pronouncements, as of December 31, 2008 and 2007, the Company had recorded an income tax receivable/(payable) from New York Life of $85 million and $(95) million, respectively, included in other assets and other liabilities in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and is currently auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2008 and 2007 are as follows (in millions):

                                                                 TOTAL
                                                                UNRECOG-
                                                               NIZED TAX
                                                                BENEFITS
                                                              -----------
                                                              2008   2007
                                                              ----   ----
BEGINNING OF PERIOD BALANCE.................................  $107   $ 94
Reductions for tax positions of prior years.................    (1)    (1)
Additions for tax positions of current year.................    24     14
Settlements with tax authorities............................   (14)    --
                                                              ----   ----
END OF PERIOD BALANCE.......................................  $116   $107
                                                              ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2008 and 2007 is $43 million and $42 million, respectively. Total interest and penalties for the years ended December 31, 2008 and 2007, aggregated $8 million and $10 million, respectively, and are included in income tax (benefit) expense in the accompanying Consolidated Statement of Income. At December 31, 2008 and 2007, the Company had accrued $36 million and $33 million, respectively, of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 74% and 72% of the reinsurance ceded to non-affiliates at December 31, 2008 and 2007, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $9 million and

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$4 million for December 31, 2008 and 2007, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $5 million, $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2008, 2007 and 2006, $75 million, $44 million and $54 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2008, 2007 and 2006 was as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  305   $  317   $  341
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  211   $  204   $  210
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $   95   $  110   $  130
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,692   $5,455   $5,238
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,653   $5,349   $5,089
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2008   2007    2006
                                                        ----   ----   ------
Amounts recoverable from reinsurer....................  $702   $968   $1,055
Premiums ceded........................................  $ 74   $121   $  158
Benefits ceded........................................  $367   $214   $   81

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,447   $  976   $  723
  Assumed...........................................       2        1        1
  Ceded.............................................     (75)    (122)    (159)
                                                      ------   ------   ------
Net premiums........................................  $1,374   $  855   $  565
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  539   $  515   $  509
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  206   $  214
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  704   $  522   $  350
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   11   $    8
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,604   $6,601   $6,432
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,686   $5,379   $5,114
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



NOTE 11 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include interest rate and equity options as well as interest rate, currency and credit default swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation in excess of a specified threshold. The threshold typically declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     In September 2008, one of our derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. In accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), a gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in accumulated other comprehensive income. The gains will be reclassified into net investment losses when the hedged forecasted transactions occur. A gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregated realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2008 and 2007 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $   318    $ 27    $ 1,183    $ 12
Currency swaps................................       101       7        129     (14)
Equity options................................       239      61        315      19
Interest rate options.........................    17,975       6     19,050      27
Credit default swaps..........................        13      (1)         1      --
                                                 -------    ----    -------    ----
  TOTAL.......................................   $18,646    $100    $20,678    $ 44
                                                 =======    ====    =======    ====



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2008 and 2007 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $ --    $    --    $--
Cash flow hedges..............................       178      30        245     --
Non-qualifying derivatives....................    18,468      70     20,433     44
                                                 -------    ----    -------    ---
  TOTAL.......................................   $18,646    $100    $20,678    $44
                                                 =======    ====    =======    ===



     For the years ended December 31, 2008 and 2007, there were no net investment gains or losses related to the ineffective portion of fair value hedges.

     During 2008 and 2007, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                           2008   2007   2006
                                                           ----   ----   ----
Other comprehensive income (loss) balance at the
  beginning of the year..................................   $(2)   $ 2    $ 7
Gains (losses) deferred in other comprehensive income on
  the effective portion of cash flow hedges..............    31     (5)    (7)
Gains reclassified to net income.........................     6      1      2
                                                            ---    ---    ---
Other comprehensive income (loss) balance at the end of
  the year...............................................   $35    $(2)   $ 2
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges totaled less than $1 million for year ended December 31,2008. For the years ended December 31, 2007, and 2006, the ineffective portion of the cash flow hedges was less than $1 million. All components of each derivative's gains or losses were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2008 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains and losses. For the years ended December 31, 2008, 2007 and 2006, the Company included in net investment losses in the accompanying Consolidated Statement of Income $10 million, $16 million and $(6) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2008 and 2007, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 12 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $10 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2008 and 2007, $1,152 million and $1,625 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2008 and 2007, the Company recorded cash collateral received under these agreements of $1,197 million and $1,656 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2008 or 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2008 and 2007, the Company had agreements to purchase and resell securities totaling $185 million and $682 million at an average coupon rate of 0.02% and 4.20%, respectively. At December 31, 2008, the Company had agreements to sell and repurchase securities totaling $36 million at an average coupon rate of 5.09%. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%.

NOTE 13 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $668 million, $629 million and $624 million for the years ended December 31, 2008, 2007 and 2006, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash transferred to it by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2008, 2007 and 2006, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investments whereby New York Life Investments provide investment advisory services to the Company. At December 31, 2008, 2007 and 2006, the total cost for these services amounted to $46 million, $41 million and $40 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, New York Life Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. New York Life Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, New York Life Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from New York Life Investments for the years ended December 31, 2008, 2007 and 2006 of $15 million, $17 million, and $15 million, respectively.

     At December 31, 2008 and 2007, the Company had a net liability of $295 million and $197 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2008 and 2007, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,716 million and $4,468 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.30%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2008 and 2007, the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $184 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $86 million, $111 million and $92 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the year ended December 31, 2008, the Company incurred an expense of $14 million under this new agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2008 or December 31, 2007.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2008 and 2007 there was no outstanding balance due to Capital Corporation. There was no interest expense for 2008. Interest expense for 2007 and 2006 was $1 million and $5 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2008 and 2007, the Company had recorded a receivable from

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2008, 2007 and 2006.

     The Company has a participation agreement with MCF, which allows with the Company to purchase collateralized loans to third parties underwritten by MCF. Under the participation agreement, NYLIAC assumes the performance risk on these loans with no recourse against MCF. In 2008 the Company purchased certain loans from MCF with a commitment amount of $269 million. In 2007, the Company purchased certain loans from MCF with a commitment amount of $88 million. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $4 million, $15 million and $14 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $2 million from NYLAZ for the year ended December 31, 2008.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, the Company recorded liabilities of approximately $2,363 million and $2,395 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, policyholders' account balances and separate account liabilities related to these policies aggregated $243 million and $313 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2008, the Company recorded commission and fee expense to NYLINK agents of $3 million. For the years ended December 31, 2007 and 2006, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 14 -- FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, SFAS No. 157 defines fair value and establishes a framework for measuring fair value that includes a three level hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS No. 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value measurements falls is determined based on the lowest level input that is significant to the fair value measurements.

     The Company applied the provisions of SFAS No. 157 prospectively to assets and liabilities measured at fair value. The adoption of SFAS No. 157 changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of SFAS No. 157 did not materially impact the fair values of other financial instruments.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily net asset value
         ("NAV") and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair value for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurements. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table represents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 (in millions):

                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholder account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents a reconciliation of all Level 3 assets and liabilities for the year ended December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE      TRADING       AVAILABLE        OTHER          FROM       ACCOUNT
                                     -FOR-SALE     SECURITIES     -FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF YEAR....      $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment income(1)..           5           1             --             --            --           --
       Net investment gains
          (losses)...............         (54)         (9)            (8)            --            --          (75)
       Other income..............          --          --             --             --             6           --
       Interest credited to
          policyholders' account
          balances...............          --          --             --             --            --           --
     Other comprehensive income..        (297)         --             --              5            --           --
  Purchases, sales, issuances,
     and settlements.............         173          (4)             1             --            --           67
  Transfers into (out of) Level
     3(2)........................         212          (4)             5             --            --          158
                                       ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR..........      $1,770         $36            $ 1            $ 4           $ 9         $150
                                       ======         ===            ===            ===           ===         ====




                                                                    LIABILITIES
                                                            ---------------------------
                                                            POLIYHOLDERS'
                                                               ACCOUNT         OTHER
                                                               BALANCES     LIABILITIES
                                                            -------------   -----------
FAIR VALUE, BEGINNING OF YEAR.............................       $ 72           $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)...........................         --            --
       Net investment gains (losses)......................         --             1
       Other income.......................................         --            --
       Interest credited to policyholders' account
          balances........................................        236            --
     Other comprehensive income...........................         --            --
  Purchases, sales, issuances, and settlements............          8            --
  Transfers into (out of) Level 3(2)......................         --            --
                                                                 ----           ---
FAIR VALUE, END OF YEAR...................................       $316           $ 1
                                                                 ====           ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.
(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRANSFERS

     Net transfers into Level 3 for fixed maturities available-for-sale totaled $212 million during the year ended December 31, 2008. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

     The table below includes the unrealized gains (losses) for the year ended December 31, 2008 by category for Level 3 assets and liabilities still held at December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                      FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURER     ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
EARNINGS:
  Net investment income..........      $   4          $  1           $--            $--           $--         $ --
  Net investments gains
     (losses)(3).................        (54)          (10)           (8)            --            --          (75)
  Other income...................         --            --            --             --             6           --
  Interest credited to
     policyholders' account
     balance.....................         --            --            --             --            --           --
  Other comprehensive income.....       (296)           --            --              5            --           --
                                       -----          ----           ---            ---           ---         ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES).......................      $(346)         $ (9)          $(8)           $ 5           $ 6         $(75)
                                       =====          ====           ===            ===           ===         ====




                                                                      LIABILITIES
                                                              ---------------------------
                                                              POLIYHOLDERS'
                                                                 ACCOUNT         OTHER
                                                                 BALANCES     LIABILITIES
                                                              -------------   -----------
EARNINGS:
  Net investment income.....................................       $ --           $--
  Net investments gains (losses)(3).........................         --            (1)
  Other income..............................................         --            --
  Interest credited to policyholders' account balance.......        237            --
  Other comprehensive income................................         --            --
                                                                   ----           ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES)...................       $237           $(1)
                                                                   ====           ===



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurements. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 of the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in Other Investments or Other Liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 1 in the fair value hierarchy include certain option contracts that are traded on an active exchange.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 of our fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the provisions of SFAS No. 157 related to the non-financial assets and non-financial liabilities within the scope of FSP FAS No. 157-2.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Note 4 of the Notes to the Consolidated Financial Statements at December 31, 2008 and 2007 are presented below (in millions):

                                                        2008                        2007
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,653       $ 5,274       $ 5,208       $ 5,234
Collateralized third party commercial
  loans....................................       353           342           155           155
Securities purchased under agreements to
  resell...................................       185           185           682           682
LIABILITIES
Policyholders' account
  balances -- investment contracts.........    25,637        24,193        20,502        20,502
Collateral received on securities lending
  and repurchase agreements................     1,197         1,197         1,656         1,656


     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans. At December 31, 2007, fair value was considered to approximate carrying value as the spreads reflected market conditions at that time.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2007, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 15 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $13 million, $146 million and $78 million during 2008, 2007 and 2006, respectively.

     Total interest paid was $15 million, $17 million and $18 million during 2008, 2007 and 2006, respectively.

     There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Non-cash investing transactions were $4 million and $35 million for the years ended December 31, 2007 and 2006, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 16 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations, the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has no permitted practices.

     At December 31, 2008 and 2007, statutory stockholder's equity was $3,596 million and $2,650 million, respectively. Statutory net income for the years ended December 31, 2008, 2007 and 2006 was ($387) million, $289 million and $252 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2008 or 2007. As of December 31, 2008, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $943 million. The maximum amount of dividends that may be paid in 2009 without prior approval is $357 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 13 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 18, 2009

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing the establishment of the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), Filed 7/3/03 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.


(3)(b) Distribution Agreement dated August 2, 1995, between NYLIFE Distributors, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.


(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4)(a) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Form of Policy for LifeStages Elite Variable Annuity and MainStay Elite Variable Annuity (No. 203-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Specimen Policy for LifeStages Elite Variable Annuity Exhibit(4)(b) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File
                 No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(c) Form of Policy for LifeStages Longevity Benefit Variable Annuity (No. 206-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File Nos. (811-21397/333-130068), filed 12/1/05 and incorporated herein by reference.

(4)(d) Annual Death Benefit Reset Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(c) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(e) Enhanced Beneficiary Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(d) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(f) Investment Protection Plan Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(b) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(g) Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(h) UPromise Account Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(i) Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(j) Form of Policy for LifeStages Premium Plus Elite Variable Annuity (204-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(i) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(5)(a) Form of Application for a policy for LifeStages Elite Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(5)(b) Form of Application for a policy for MainStay Elite Variable Annuity - Flexible Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(c) Form of Application for a policy for MainStay Elite Variable Annuity - Single Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(d) Form of Application for LifeStages Deferred Variable Annuities (204-953) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(5)(e) Form of Application for a policy for LifeStages Longevity Benefit Variable Annuity (No. 206-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5)(a) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File Nos. 811-21397/333-130068), filed 12/1/05 and incorporated herein by reference.

(5)(f) Form of Application for a policy for MainStay Longevity Benefit Variable Annuity (No. 206-592) - Previously filed in accordance with Regulation S-I, 17 CFR 232.102(e) as Exhibit (5)(f) to the Post-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 10/10/06 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

            Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)      Form of Supplement for Distribution Services Agreement between
            T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
            17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
            Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

8(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
            No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

8(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

8(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

8(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account
            - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9)(a) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)     Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC -- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(c) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (10)(c) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account
            - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(d) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(d) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(e) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(f) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (10)(f) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(g) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(g) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(h) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(i) Powers of Attorney for Mark W. Pfaff, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(i) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(j) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(k) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(l) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(m) Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President and Chief Financial Officer of NYLIAC -- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
            (10)(m) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account
            - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.



(10)(n) Powers of Attorney for Michael Whitton, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to the Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 2/13/09 and incorporated herein by reference.


(11)        Not applicable.

(12)        Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer for L & A
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W. Pfaff             Director and Senior Vice President in charge of Agency Department
Joel M. Steinberg         Director, Senior Vice President and Chief Actuary
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael E. Sproule        Director
Michael Whitton           Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
John Y. Kim               Executive Vice President-CEO and President of NYLIM
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario W. Lazzaro Jr.      Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Teresa A. Turner          Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard W. Zuccaro        Vice President - Tax

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------
         (1) Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------
(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of        Percent of Voting
Name                                                                   Organization           Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                   New York Life Capital Partners III-A, LP            Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                      NYLIM Mezzanine Partners Parallel Fund, LP       Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Feeder Fund, LP             Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
              NYLCAP Select Manager GenPar, LP                         Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
                  NYLCAP Select Manager Cayman Fund
                  Subsidiary I, LP                                     Delaware
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III (Mauritius) LLC        Mauritius                24.6%
                  NYLIM Jacob Ballas India Fund III
                  (Mauritius) LLC                                      Mauritius                24.6%
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III (Mauritius) LLC                      Mauritius                24.6%
                       NYLIM Jacob Ballas India (FII) III
                       (Mauritius) LLC                                 Mauritius                24.6%
        NYLCAP Mezzanine Partners III GenPar GP, LLC                   Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Large-Cap Enhanced Index Fund LP                   Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
         NYLIM European Equity Market Neutral Fund GP, LLC             Delaware
              NYLIM European Equity Market Neutral Fund LP             Delaware
         NYLIM European Equity Market Neutral Master Fund Ltd.         Cayman Islands
         NYLIM European Equity Market Neutral Fund Ltd.                Cayman Islands
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
              NYLIM Asian Equity Market Neutral Fund LP                Delaware
         NYLIM Asian Equity Market Neutral Master Fund Ltd.            Cayman Islands
         NYLIM Asian Equity Market Neutral Fund Ltd.                   Cayman Islands
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
              NYLIM U.S. Large-Cap Core 130/30 Fund LP                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   45%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment, LP               Delaware
     McMorgan & Company LLC                                            Delaware
     McMorgan & Co. Retention Trust                                    New York
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYL-HK Capital Planning LLC                                        Delaware
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYL International SEAF Sichuan SME Investment                      People's Republic
    Fund LLC                                                           of China                39.96%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.996%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands
Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of January 31, 2009, there were approximately 12 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-IV.


ITEM 28. INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          Mainstay Funds
          Mainstay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
John Y. Kim                              Chairman and Chief Executive Officer
Stephen P. Fisher                        Manager, President and Chief Operating Officer
Christopher O. Blunt                     Manager and Executive Vice President, Retirement Income Security
John A. Cullen                           Manager
Barry A. Schub                           Manager
Penny Nelson                             Manager and Managing Director, Operations
John C. Siciliano                        Manager
Scott L. Berlin                          Executive Vice President, Life Distribution
Robert J. Hebron                         Executive Vice President, Executive Benefits
John R. Meyer                            Executive Vice President, Retirement Income Security
David G. Bedard                          Senior Managing Director and Chief Financial Officer
Thomas A. Clough                         Senior Managing Director, Retirement Services
Michael D. Coffey                        Senior Managing Director, Retirement Income Security
Barbara McInerney                        Senior Managing Director, Compliance
Alison H. Micucci                        Senior Managing Director, Compliance
Donald A. Salama                         Senior Managing Director, Retirement Services
Stephen C. Fiacco                        Managing Director, Retirement Income Security
Philip L. Gazzo                          Managing Director, Retirement Income Security
Mark A. Gomez                            Managing Director and Chief Compliance Officer
Joseph J. Henehan                        Managing Director, Retirement Services
Marguerite E. H. Morrison                Managing Director and Secretary
Rebekah M. Mueller                       Managing Director, Retirement Services
Mark S. Niziak                           Managing Director, Retirement Services
Christopher V. Parisi                    Managing Director, Retirement Income Security
Stephen J. Abramo                        Director, Variable Product Operations
Bernadette Hoban                         Director, Retirement Income Security
Paula Taylor                             Director, Retirement Services
John Vaccaro                             Director, Compliance
Albert W. Leier                          Vice President - Financial Operations and Treasurer
David F. Boyle                           Vice President, Executive Benefits
Karen E. Dann                            Vice President, Retirement Income Security
Linda M. Howard                          Vice President, Compliance and Anti-Money Laundering Officer
Robert F. Meredith                       Vice President, Life and Annuity Distribution
Andrew N. Reiss                          Vice President, Variable Annuity Wholesaling - Bank Distribution
James R. Vavra                           Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                       Vice President, Tax

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the NYLIAC New York Life Longevity Benefit Variable Annuity (formerly LifeStages(R) Longevity Benefit Variable Annuity) are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York and State of New York on this 16th day of April 2009.



                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-IV
                                                   (Registrant)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President




                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief Financial Officer

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director



By:       /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      April 16, 2009



*  Pursuant to Powers of Attorney previously filed.

                                       EXHIBIT INDEX
Exhibit
Number                                  Description

(9)(a)                Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP